UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22468

                                         Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London WC2B 4AE

                                   England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

                                 Boston, MA 20109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Reports to Stockholders.

2

ASHMORE FUNDS

SEMI ANNUAL FINANCIAL STATEMENTS

April 30, 2013

(THIS PAGE INTENTIONALLY LEFT BLANK)

 ASHMORE FUNDS

This material is authorized for use only when preceded or accompanied by the current Ashmore Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

ASHMORE FUNDS

INVESTMENT MANAGERS REPORT

For the period November 1, 2012 to April 30, 2013

Overview

During the six months ending April 30, 2013, investors were treated to a fairly benign global risk event environment which permitted a return of risk appetite. The re-election of President Obama removed one significant potential risk event and the dreaded “Fiscal Cliff” ended up as we expected it would: With neither the Republicans nor Democrats able to agree on any longer-term solution, the issue was effectively punted into the future. The volatility around the Fiscal Cliff deadline did provide some good entry points for longer-term investors; price movements were generally behaviorally-driven and had little connection to underlying issuer/company fundamentals.

In the absence of any material negative events, developed markets, flush with Central Bank sourced liquidity, saw asset prices pushing higher. While it is true that there were signs of recovering growth in the United States, our view remained that equity prices were too far beyond fundamentals and future earnings potential. Market sentiment was enforced when the European Central Bank lowered its already insignificant policy interest rate from 0.75% to 0.50% and indicated that it would do all that was necessary to support and promote growth. At the same time, we saw Japan effectively call the bluff of its G7 partners, by announcing a massive yen devaluation program to jump-start their crippled economy. Those who sought “safety” in the yen woke up to material losses relative to other G7 currencies. Japanese equities rallied on the basis that a strongly lower yen would make their exports more attractive and thus improve both company and domestic economic performance. The danger is that if this strategy appears to work, there will be little political will amongst other anaemically growing developed markets not to follow Japan’s example and we may see the start of a currency war among developed markets to devalue their currencies in order to boost growth. This would clearly impact the emerging markets (“EM”) and in particular EM currencies. It is a scenario that we believe will ultimately take place; indeed we are already seeing it start to unfold.

The lure of strong domestic Developed markets created some technical outflows from EM asset classes, principally in hard currency sovereign debt. The need to look outside of ones country to find more attractive returns was replaced by higher Developed Market equity prices. We expect this technical trade to reverse in due course, as a dip in the market should force investors to refocus on fundamentals as opposed to momentum investment.

There were however bright spots across EM asset classes during the reporting period, with corporate debt for example performing relatively well. Investor focus appeared to be on credit-specifics and cash flows which was an encouraging development. We see EM Corporate Debt as providing attractive exposure to investors both through access to credit across the ratings spectrum in diversified industries and through the benefit of the favourable longer-term macro dynamics of EM countries, such as higher growth, a growing middle class, increasing disposable income and a proliferation of new pension programs.

We expect 2013 to be a year of two halves, with the first half being muted due to lower global growth and the second half providing greater alpha opportunities as growth picks up. We believe the medium to longer-term outlook for the Emerging Markets remains strong: EM capital markets continue to mature and offer investors varied sources of both return and investment exposure to fit their portfolios. We have seen strong demand across investor types for EM investments, and given the large (and growing) proportion of global economic activity that the Emerging Markets represent, there is little reason to believe that this trend will stop.

Portfolio Overview

Ashmore Emerging Markets Corporate Debt Fund

The Ashmore Emerging Markets Corporate Debt Fund (“the Fund” or “USCDF”) seeks to achieve its objective by investing principally in the debt instruments of corporate issuers, which may be denominated in any currency, including the local currency of the issuer. EM corporates operate in an environment that typically consists of higher growth and maturing capital markets. Increased “south/south” trade (i.e. trade between EM countries as opposed to trade with developed markets) represents a material structural change for EM corporates and has helped them to broaden their customer base. In most cases, EM corporates are characterized by new and growing

ASHMORE FUNDS

INVESTMENT MANAGERS REPORT (CONTINUED)

businesses in industries such as mobile communications, technology and food production. These are the industries we expect to reap larger rewards from the developing economies in which they operate. Ashmore continues to focus its efforts on companies that may attract less attention from market participants and thus allow us to add maximum value based on our views, research and global network capabilities in the EM. For example, this strategy will often include positions that do not feature in indices, which can have restrictions based on issuer-currency, size of issue or maturity. Our deep research capabilities and knowledge of the investment universe allows us to access a much broader opportunity set that can improve not only alpha, but liquidity and diversification.

Over the reporting period, the Fund continued to produce attractive returns: The USCDF portfolio rose 4.97% in the six months ended April 30, 2013, compared to the JP Morgan CEMBI BD benchmark return of 3.59%. Issuer selection was a key driver of performance: With continued strong issuance across the EM corporate debt space, the Ashmore Investment Team was selective in its primary purchases and focused on its core strengths to drive alpha, namely credit analysis complimented by a robust global macro overlay. We remain highly constructive on the outlook for EM corporate debt which is the fastest growing part of the EM debt universe.

Ashmore Emerging Markets Local Currency Bond Fund

The Ashmore Emerging Markets Local Currency Bond Fund (“the Fund” or “USLCBF”) seeks to achieve its objective by investing principally in the debt instruments of the sovereign and quasi-sovereign issuers of EM Countries, denominated in the local currency of the issuer. Returns for the Fund are driven by EM currency appreciation, interest rate positioning and credit worthiness.

Performance for the Fund in the six month reporting period was strong, with net returns of 8.00% compared to the JP Morgan GBI EM GD benchmark return of 7.02%. Low growth, benign inflation and a softer 2013 outlook all helped to push local currency bond returns higher. While EM currencies themselves did not contribute materially to performance, there were strong gains from the credit side. The outlook for this asset class remains positive, with global growth currently at the lower end of 2013 full-year estimates. Central Banks have generally shown a willingness to adopt a more accommodating stance where possible, such as in Poland and Mexico, where 0.50% rate cuts were seen in the first quarter of 2013.

Ashmore Emerging Markets Local Currency Fund

The Ashmore Emerging Markets Local Currency Fund (“the Fund” or “USLCF”) seeks to provide investment exposure to the local currencies of EM countries, principally by investing in derivatives and other instruments that mature in under a year (“short-dated instruments”). The Fund also has the flexibility to invest in longer-dated derivative instruments or debt instruments of any maturity from sovereign or quasi-sovereign issuers, denominated in the local currency of the issuer.

Gains in the reporting period were moderate, with the Fund outperforming its JP Morgan ELMI+ benchmark by approximately 0.55%. EM currencies generally traded higher, although the pace of their appreciation waned in the stronger US dollar environment. With EM Central Banks principally focused on supporting their local economies, the broad view was that there was reduced pressure for EM currencies to trade higher. On a country-by-country basis, there were material differences in performance: The Mexican peso-demonstrated strong resilience by rising despite a cut in Mexican rates; the Brazilian real was volatile and despite the clear presence of upward pressure, the currency remained artificially low due to government intervention aimed at protecting exporters; Chinese renmimbi grinded downwards over the six month period, hitting a one-year low. The outlook for EM local currencies is positive although a clear understanding of country dynamics and growth will be a key to alpha generation in this theme until global growth picks up.

Ashmore Emerging Markets Sovereign Debt Fund

The Ashmore Emerging Markets Sovereign Debt Fund (“the Fund” or “USSDF”) seeks to achieve its objective by investing principally in the debt instruments of the sovereign and quasi-sovereign issuers of EM countries, denominated in any hard currency. Historically, EM sovereign debt has typically been the most developed, most stable, and least risky of the EM fixed income asset classes.

ASHMORE FUNDS

INVESTMENT MANAGERS REPORT (CONTINUED)

The performance of this theme, while positive for the reporting period, was disappointing. The 2.2% net return provided investors with a positive result to the end of April, but returns were hurt by performance in the first three months of 2013. Materially higher prices for both equities and other higher yielding assets in the Developed markets drew back cross-over capital which had previously sought the relative safety and higher yields of hard currency EM sovereign debt. The resulting performance of the USSDF portfolio, and the EM hard currency asset class in general, did not reflect a change in fundamentals, but rather a change in investor behaviour and preference. Typically with cross-over investments, the move is not strategic or longer-term in nature. While the volatility that these movements create offers ‘real money’ investors like Ashmore good buying opportunities, it can result in lower returns over the short term.

Our view is that the expected gradual increase in US Treasury rates is unlikely to have a material impact on EM hard currency in the near term. We believe a spike in US Treasury rates could threaten the fragile US recovery and we do not see the US Fed allowing this to happen: A slow and steady rate of yield appreciation is the more likely scenario and in this case, EM hard currency bonds should be able to absorb any technical price movements and still offer good value from a credit perspective.

Ashmore Emerging Markets Total Return Fund

The Ashmore Emerging Markets Total Return Fund (“the Fund” or “USTRF”) seeks to achieve its objective by investing principally in the debt instruments of sovereign, quasi-Sovereign, and corporate issuers, which may be denominated in any currency, including the local currency of the issuer. The Fund tactically allocates assets between the external debt, corporate debt and local currency debt themes.

Investors in the Fund benefitted from its ability to dynamically allocate among the three main EM debt investment themes. The overall return for the period was 5.10% compared to a benchmark1 return of 3.6%. Overweight allocations to corporate debt and local currency debt helped to support and drive alpha. The corporate debt theme continues to provide the Fund with attractive credit opportunities, offering both higher yields and potential credit improvements. The local currency bond allocation performed well in the accommodative lower growth monetary policy environment. Allocations to hard currency involved the tactical selection of countries like Ukraine and Venezuela. In the case of the former, the Fund targeted steady improvements on the fiscal side ahead of a likely IMF deal, and for the latter, the Fund’s allocation was based on the potential for both structural reforms and changes in the political landscape that may encourage both the return of foreign investment and an improvement in the management of domestic finances.

Ashmore Emerging Markets Equity Fund

The Ashmore Emerging Markets Equity Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of EM issuers, which may be denominated in any currency, including the local currency of the issuer.

Emerging Market equities ended the period on a positive note, up 5.3% (MSCI EM Index, net), led by strong returns in markets such as the Philippines (+31.9%), Thailand (+22.3%), Turkey (+18.3%), Indonesia (+13.6%) and Taiwan (+12.3%). Markets such as Egypt (-18.0%), Czech Republic (-16.8%), Peru (-7.8%) and Hungary (-5.4%), however, came under pressure. The portfolio outperformed the MSCI EM index for the 6 month period ending April 30, 2013. Country allocation and stock selection both added value to relative performance. The portfolio’s underweight in South Africa and Malaysia added most to allocation, with the overweight to South Korea detracting the most. Stock selection in Brazil (energy and consumer discretionary plays) and Turkey (industrials and financials) were beneficial, while selection in South Korea (consumer discretionary and industrials) and Taiwan (financials) lagged.

Many investors have allocated to what they believe are “safe haven” companies since the 2008 financial crisis. We believe the result is a “safety bubble” where stocks viewed as having more predictable earnings streams and higher dividend yields carry very high valuations that are unlikely to be sustainable over time. In sharp contrast, we believe larger markets that have more global exposure and/or have experienced domestic challenges are priced near historical lows offering serious opportunities for longer term appreciation as the concerns on government policy/leadership transitions and macro variables, including growth, inflation, and interest rates, begin to wane.

1 Benchmark consists of 50% JP Morgan EMBI GD, 25% JP Morgan ELMI+ and 25% JP Morgan GBI-EM GD

ASHMORE FUNDS

INVESTMENT MANAGERS REPORT (CONTINUED)

As a result, the Fund maintains an overweight position in China, Brazil, South Korea and Russia on the back of attractive valuations and superior earnings prospects. All four markets continue to offer compelling valuations, trading at 9.2x, 11.1x, 8.3x and 4.8x consensus price to 2013 earnings estimates, respectively, below the MSCI EM Index average of 11.7x. Overall we continue to seek companies trading at a discount to long-term fundamental value. The portfolio positioning favors value markets and stocks that we believe will benefit most as we move into a more positive macro environment. As a result of our value-oriented stock selection approach, we are also finding compelling opportunities in the more cyclical areas of the market, and as such have an overweight exposure to consumer discretionary and maintain our underweight exposure to the more expensive consumer staples sector.

Ashmore Emerging Markets Small-Cap Equity Fund

The Ashmore Emerging Markets Small-Cap Equity Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of small-capitalization emerging market issuers, which may be denominated in any currency, including the local currency of the issuer.

Emerging Markets small cap equities ended the period on a strong note, up 13.4% (MSCI EM Small Cap Index, net), led by impressive returns in markets such as Thailand (+45.7%), the Philippines (+32.4%), Turkey (+25.1%) and Indonesia (+22.9%). Markets such as Colombia (-53.7%), Peru (-22.7%), Egypt (-17.0%) and Morocco (-12.0%) declined. The portfolio lagged the MSCI EM Small Capitalisation index return for the 6 month period ending April 30, 2013. Country allocation added value, but was offset by stock selection which detracted, particularly in Taiwan (led by information technology), Mexico (consumer discretionary) and China (financials). China has lagged other EM markets more broadly as a result of domestic and political uncertainty surrounding the Chinese Congress elections. As policy issues become clearer, we expect the market to rebound; we believe Chinese stocks are fundamentally undervalued as corporate fundamentals have remained generally robust through this period of uncertainty. Stock picks in Brazil (financials), Peru (industrials) and Thailand (industrials) were beneficial.

The portfolio’s relative performance is also attributed to our adherence to an investment discipline driven by valuation in a market environment that has continued to reward expensive consumer staples at valuation levels we deem unsustainable.

Driven by long-term fundamental value, quality and growth, we have a portfolio of companies that we believe should benefit from a domestic and global environment of low inflation and low interest rates, a pick-up in growth albeit moderate, and high risk premiums that will moderate in such an environment. Should the macro environment be supportive, based on our views, we believe the portfolio contains positions that are quite attractive from a valuation perspective, compared to the MSCI EM index, with internal figures showing Fund positions trading near a 30% discount to the index on a forward price-to-earnings basis. (Sources: Ashmore estimates and MSCI).

IMPORTANT INFORMATION ABOUT THE FUNDS

Ashmore Investment Management Limited

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Funds and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are those of Ashmore Investment Management Limited as of the date indicated and are subject to change at any time based upon economic, market, or other conditions and Ashmore Investment Management Limited undertakes no obligation to update the views expressed herein. Any discussions of specific securities or markets should not be considered a recommendation to buy or sell or invest in those securities or markets. The views expressed above may not be relied upon as investment advice or as an indication of the Funds’ trading intent. Information about the Funds’ holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect certain charges that an investor in the Funds may pay. If these additional fees were reflected, the performance shown would have been lower.

The following disclosure provides important information regarding each Fund’s Average Annual Total Return table and Cumulative Returns chart, which appear on each Fund’s individual page in this report (the “Shareholder Report” or “Report”). Please refer to this information when reviewing the table and chart for a Fund.

On each individual Fund Summary page in this Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class A and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Except for the load-waived performance for the Class A and C shares of each Fund (as applicable), performance shown is net of fees and expenses. The load-waived performance for Class A and Class C shares does not reflect the sales charges shareholders of those classes may pay in connection with a purchase or redemption of Class A and Class C shares. The load-waived performance of those share classes is relevant only to shareholders who purchased Class A or Class C shares on a load-waived basis. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the inception of the Institutional Class. Each Fund measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class A and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

IMPORTANT INFORMATION ABOUT THE FUNDS (CONTINUED)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

EXPENSE EXAMPLE

Fund Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from November 1, 2012 or the inception date (if later), through April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information based on actual performance and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Performance” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UNAUDITED
FUND SUMMARY

Ashmore

Ashmore Emerging Markets Corporate Debt Fund

Ashmore Emerging Markets Corporate Debt Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of corporate issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 6 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average annual total return for the period ended April 30, 2013 since inception[1]	6 Months	1 Year	Since incpt.[1]
Ashmore Emerging Markets Corporate Debt Fund Institutional Class[1]	4.97%	14.46%	8.69%
Ashmore Emerging Markets Corporate Debt Fund Retails Class A (load-waived)[1]	4.75%	13.95%	8.33%
Ashmore Emerging Markets Corporate Debt Fund Retails Class A (unadjusted)[1,2]	0.56%	9.39%	6.74%
Ashmore Emerging Markets Corporate Debt Fund Retails Class C (load-waived)[1]	4.38%	13.21%	7.60%
Ashmore Emerging Markets Corporate Debt Fund Retails Class C (unadjusted)[1,2]	3.38%	12.21%	7.60%
JP Morgan CEMBI BD[3]	3.59%	10.95%	8.06%

Cumulative returns through April 30, 2013 (% of NAV)

1,300
1,200
1,100
1,000
900
800
Institutional Class
$1,220,560
Index[3]
$1,204,014
Fund
Benchmark
12/10
3/11
6/11
9/11
12/11
3/12
6/12
9/12
12/12
3/13

Top 5 country exposures (% of NAV)	
China	13.19%
Russia	12.97%
Mexico	9.89%
United Arab Emirates	9.52%
Brazil	7.94%

Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G7 countries and certain hedge related transactions. Data as of April 30, 2013.

Share class information

INSTITUTIONAL CLASS
Launch date: December 8, 2010
Minimum initial investment: $1,000,000
ISIN: US044825049
CUSIP: 044820504
BLOOMBERG: EMCIX US
TICKER: EMCIX

RETAIL CLASS A
Launch date: May 12, 2011
Minimum initial investment: $1,000
ISIN: US0448206039
CUSIP: 044820603
BLOOMBERG: ECDAX US
TICKER: ECDAX

RETAIL CLASS C
Launch date: May 12, 2011
Minimum initial investment: $1,000
ISIN: US0448207029
CUSIP: 044820702
BLOOMBERG: ECDCX US
TICKER: ECDCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested.

[1] For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund's Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. [2] Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. [3] The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified.

Past performance does not guarantee future results. *The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent monthend, please visit www.ashmoregroup.com. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund's performance will fluctuate over long and short term periods.*

Please refer to page 7 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance		
	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C
Beginning Account Value (11/01/2012)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/2013)	$1,049.70	$1,047.50	$1,043.80	$1,018.99	$1,017.60	$1,013.88
Expense Ratio	1.17%	1.45%	2.20%	1.17%	1.45%	2.20%
Expenses Paid[1]	$5.95	$7.36	$11.15	$5.86	$7.25	$10.99

[1] Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Hypothetical expenses are based on the Fund's actual annualized expense ratios and assumed rate of 5 percent per year before expenses.

8

UNAUDITED
FUND SUMMARY

Ashmore

Ashmore Emerging Markets Local Currency Bond Fund

Ashmore Emerging Markets Local Currency Bond Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign and quasi-sovereign issuers of Emerging Market countries that are denominated in the local currency of the issuer.

Please refer to page 6 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average annual total return for the period ended April 30, 2013 since inception[1]	6 Months	1 Year	Since incpt.[1]
Ashmore Emerging Markets Local Currency Bond Fund Institutional Class[1]	8.00%	12.49%	8.29%
Ashmore Emerging Markets Local Currency Bond Fund Retail Class A (load-waived)[1]	7.88%	12.07%	8.00%
Ashmore Emerging Markets Local Currency Bond Retail Class A (unadjusted)[1,2]	3.57%	7.59%	6.40%
Ashmore Emerging Markets Local Currency Bond Retail Class C (load-waived)[1]	7.46%	11.33%	7.20%
Ashmore Emerging Markets Local Currency Bond Retail Class C (unadjusted)[1,2]	6.46%	10.33%	7.20%
JP Morgan GBI-EM GD[3]	7.02%	10.31%	8.12%

Cumulative returns through April 30, 2013 (% of NAV)

1,300
1,200
1,100
1,000
900
800
Institutional Class
$1,209,800
Index[3]
$1,205,467
Fund
Benchmark
12/10
3/11
6/11
9/11
12/11
3/12
6/12
9/12
12/12
3/13

Top 5 country exposures (% of NAV)	
Mexico	12.09%
Russia	10.91%
South Africa	9.70%
Poland	8.79%
Malaysia	8.57%

Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G7 countries and certain hedge related transactions. Data as of April 30, 2013.

Share class information

INSTITUTIONAL CLASS
Launch date: December 8, 2010
Minimum initial investment: $1,000,000
ISIN: US0448202079
CUSIP: 044820207
BLOOMBERG: ELBIX US
TICKER: ELBIX

RETAIL CLASS A
Launch date: May 12, 2011
Minimum initial investment: $1,000
ISIN: US0448208761
CUSIP: 044820876
BLOOMBERG: ELBAX US
TICKER: ELBAX

RETAIL CLASS C
Launch date: May 12, 2011
Minimum initial investment: $1,000
ISIN: US0448208688
CUSIP: 044820868
BLOOMBERG: ELBCX US
TICKER: ELBCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested.

[1] For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund's Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. [2] Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. [3] The index for the Fund is the JP Morgan Global Bond Index—Emerging Markets Global Diversified.

Past performance does not guarantee future results. *The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent monthend, please visit www.ashmoregroup.com. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund's performance will fluctuate over long and short term periods.*

Please refer to page 7 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance		
	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C
Beginning Account Value (11/01/2012)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/2013)	$1,080.00	$1,078.80	$1,074.60	$1,019.98	$1,018.60	$1,014.88
Expense Ratio	0.97%	1.25%	2.00%	0.97%	1.25%	2.00%
Expenses Paid[1]	$5.00	$6.44	$10.29	$4.86	$6.26	$9.99

[1] Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Hypothetical expenses are based on the Fund's actual annualized expense ratios and assumed rate of 5 percent per year before expenses.

9

UNAUDITED
FUND SUMMARY

Ashmore

Ashmore Emerging Markets Currency Fund*

Ashmore Emerging Markets Currency Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in derivatives and other instruments that mature in less than one year ("short-dated instruments") and provide investment exposure to local currencies of Emerging Market countries. The Fund also has the flexibility to invest in longer-dated derivative instruments. The Fund may also invest in debt instruments of any maturity issued by sovereigns and quasi-sovereigns and denominated in the local currency of the issuer. *Effective 2/28/2013, the name of the Fund changed from Ashmore Emerging Markets Local Currency Fund to Ashmore Emerging Markets Currency Fund.*

Please refer to page 6 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average annual total return for the period ended April 30, 2013 since inception[1]	6 Months	1 Year	Since incpt.[1]
Ashmore Emerging Markets Currency Fund Institutional Class [1]	3.04%	3.81%	1.93%
Ashmore Emerging Markets Currency Fund Retail Class A (load-waived) [1]	2.80%	3.57%	1.55%
Ashmore Emerging Markets Currency Fund Retail Class A (unadjusted) [1,2]	-1.31%	-0.57%	-0.17%
Ashmore Emerging Markets Currency Fund Retail Class C (load-waived) [1]	2.40%	2.73%	0.82%
Ashmore Emerging Markets Currency Fund Retail Class C (unadjusted) [1,2]	1.40%	1.73%	0.82%
JP Morgan ELMI+ [3]	2.50%	2.77%	1.98%

Cumulative returns through April 30, 2013 (% of NAV)

1,150
1,100
1,050
1,000
950
900
850
800
Index[3]
$1,048,190
Institutional Class
$1,046,770
Fund
Benchmark
12/10
3/11
6/11
9/11
12/11
3/12
6/12
9/12
12/12
3/13

Top 5 country exposures (% of NAV)	
Mexico	14.48%
China	10.06%
Russia	9.33%
India	8.95%
Singapore	7.75%

Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G7 countries and certain hedge related transactions. Data as of April 30, 2013.

Share class information

INSTITUTIONAL CLASS
Launch date: December 8, 2010
Minimum initial investment: $1,000,000
ISIN: US0448201089
CUSIP: 044820108
BLOOMBERG: ECYIX US
TICKER: ECYIX

RETAIL CLASS A
Launch date: May 12, 2011
Minimum initial investment: $1,000
ISIN: US0448208019
CUSIP: 044820801
BLOOMBERG: ECYAX US
TICKER: ECYAX

RETAIL CLASS C
Launch date: May 12, 2011
Minimum initial investment: $1,000
ISIN: US0448208845
CUSIP: 044820884
BLOOMBERG: ECYCX US
TICKER: ECYCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested.

[1] For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund's Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. [2] Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. [3] The index for the Fund is the JP Morgan Emerging Local Markets Index Plus.

Past performance does not guarantee future results. *The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent monthend, please visit www.ashmoregroup.com. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund's performance will fluctuate over long and short term periods.*

Please refer to page 7 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance		
	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C
Beginning Account Value (11/01/2012)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/2013)	$1,030.40	$1,028.00	$1,024.00	$1,020.48	$1,019.09	$1,015.37
Expense Ratio	0.87%	1.15%	1.90%	0.87%	1.15%	1.90%
Expenses Paid[1]	$4.38	$5.78	$9.53	$4.36	$5.76	$9.49

[1] Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Hypothetical expenses are based on the Fund's actual annualized expense ratios and assumed rate of 5 percent per year before expenses.

10

UNAUDITED
FUND SUMMARY

Ashmore

Ashmore Emerging Markets Sovereign Debt Fund

The Ashmore Emerging Markets Sovereign Debt Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign and quasi-sovereign issuers of Emerging Market countries that are denominated in any Hard Currency.

Please refer to page 6 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average annual total return for the period ended April 30, 2013 since inception[1]	6 Months	1 Year	Since incpt.[1]
Ashmore Emerging Markets Sovereign Debt Fund Institutional Class [1]	2.23%	10.67%	8.96%
Ashmore Emerging Markets Sovereign Debt Fund Retail Class A (load-waived) [1]	2.09%	10.64%	8.70%
Ashmore Emerging Markets Sovereign Debt Fund Retail Class A (unadjusted) [1,2]	-1.99%	6.21%	7.11%
Ashmore Emerging Markets Sovereign Debt Fund Retail Class C (load-waived) [1]	1.74%	9.69%	7.87%
Ashmore Emerging Markets Sovereign Debt Fund Retail Class C (unadjusted) [1,2]	0.75%	8.69%	7.87%
JP Morgan EMBI GD [3]	2.50%	11.50%	10.05%

Cumulative returns through April 30, 2013 (% of NAV)

1,300
1,200
1,100
1,000
900
800
Index[3]
$1,257,680
Institutional Class
$1,227,860
Fund
Benchmark
12/10 3/11 6/11 9/11 12/11 3/12 6/12 9/12 12/12 3/13

Top 5 country exposures (% of NAV)	
Turkey	6.48%
Venezuela	6.24%
Russia	5.64%
Indonesia	5.38%
Philippines	5.09%

Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G7 countries and certain hedge related transactions. Data as of April 30, 2013.

Share class information

INSTITUTIONAL CLASS
Launch date: December 8, 2010
Minimum initial investment: $1,000,000
ISIN: US0448203069
CUSIP: 044820306
BLOOMBERG: ESDIX US
TICKER: ESDIX

RETAIL CLASS A
Launch date: May 12, 2011
Minimum initial investment: $1,000
ISIN: US0448208506
CUSIP: 044820850
BLOOMBERG: ESDAX US
TICKER: ESDAX

RETAIL CLASS C
Launch date: May 12, 2011
Minimum initial investment: $1,000
ISIN: US0448208431
CUSIP: 044820843
BLOOMBERG: ESDCX US
TICKER: ESDCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested.

[1] For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund's Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. [2] Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. [3] The index for the Fund is the JP Morgan Emerging Markets Bond Index Global Diversified.

Past performance does not guarantee future results. *The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent monthend, please visit www.ashmoregroup.com. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund's performance will fluctuate over long and short term periods.*

Please refer to page 7 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance		
	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C
Beginning Account Value (11/01/2012)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/2013)	$1,022.30	$1,020.90	$1,017.40	$1,020.23	$1,018.84	$1,015.12
Expense Ratio	0.92%	1.20%	1.95%	0.92%	1.20%	1.95%
Expenses Paid[1]	$4.61	$6.01	$9.75	$4.61	$6.01	$9.74

[1] Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Hypothetical expenses are based on the Fund's actual annualized expense ratios and assumed rate of 5 percent per year before expenses.

11

UNAUDITED
FUND SUMMARY

Ashmore

Ashmore Emerging Markets Total Return Fund

The Ashmore Emerging Markets Total Return Fund is a daily dealing U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign, quasi-sovereign, and corporate issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 6 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average annual total return for the period ended April 30, 2013 since inception[1]	6 Months	1 Year	Since incpt.[1]
Ashmore Emerging Markets Total Return Fund Institutional Class [1]	5.12%	12.04%	7.76%
Ashmore Emerging Markets Total Return Fund Retail Class A (load-waived) [1]	5.04%	11.88%	7.53%
Ashmore Emerging Markets Total Return Fund Retail Class A (unadjusted) [1,2]	0.84%	7.40%	5.92%
Ashmore Emerging Markets Total Return Fund Retail Class C (load-waived) [1]	4.66%	11.06%	6.74%
Ashmore Emerging Markets Total Return Fund Retail Class C (unadjusted) [1,2]	3.66%	10.06%	6.74%
50/25/25 Composite benchmark [3]	3.62%	9.02%	7.58%

Cumulative returns through April 30, 2013 (% of NAV)

1,300
1,200
1,100
1,000
900
800
Institutional Class
$1,195,820
Index[3]
$1,191,109
Fund
Benchmark
12/10
3/11
6/11
9/11
12/11
3/12
6/12
9/12
12/12
3/13

Top 5 country exposures (% of NAV)	
Russia	11.35%
Mexico	8.82%
Brazil	7.5%
China	7.06%
Poland	4.92%

Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G7 countries and certain hedge related transactions. Data as of April 30, 2013.

Share class information

INSTITUTIONAL CLASS
Launch date: December 8, 2010
Minimum initial investment: $1,000,000
ISIN: US0448204059
CUSIP: 044820405
BLOOMBERG: EMKIX US
TICKER: EMKIX

RETAIL CLASS A
Launch date: May 12, 2011
Minimum initial investment: $1,000
ISIN: US0448208357
CUSIP: 044820835
BLOOMBERG: EMKAX US
TICKER: EMKAX

RETAIL CLASS C
Launch date: May 12, 2011
Minimum initial investment: $1,000
ISIN: US0448208274
CUSIP: 044820827
BLOOMBERG: EMKCX US
TICKER: EMKCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested.

[1] For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund's Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. [2] Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. [3] The index for the Fund is 50% JP Morgan Emerging Markets Bond Index Global Diversified, 25% JP Morgan Emerging Local Markets Index Plus, 25% JPMorgan Global Bond Index-Emerging Markets Global Diversified.

Past performance does not guarantee future results. *The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent monthend, please visit www.ashmoregroup.com. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund's performance will fluctuate over long and short term periods.*

Please refer to page 7 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance		
	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C
Beginning Account Value (11/01/2012)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/2013)	$1,051.20	$1,050.40	$1,046.60	$1,019.74	$1,018.35	$1,014.63
Expense Ratio	1.02%	1.30%	2.05%	1.02%	1.30%	2.05%
Expenses Paid[†]	$5.19	$6.61	$10.40	$5.11	$6.51	$10.24

[†] Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Hypothetical expenses are based on the Fund's actual annualized expense ratios and assumed rate of 5 percent per year before expenses.

12

UNAUDITED
FUND SUMMARY

Ashmore

Ashmore Emerging Markets Equity Fund

Ashmore Emerging Markets Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 6 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average annual total return for the period ended April 30, 2013 since inception[1]	6 Months	1 Year	Since incpt.[1]
Ashmore Emerging Markets Equity Fund Institutional Class [1]	5.50%	1.26%	-4.00%
Ashmore Emerging Markets Equity Fund Retail Class A (load-waived) [1]	5.37%	1.10%	-4.31%
Ashmore Emerging Markets Equity Fund Retail Class A (unadjusted) [1,2]	-0.16%	-4.21%	-7.36%
Ashmore Emerging Markets Equity Fund Retail Class C (load-waived) [1]	5.28%	0.42%	-4.96%
Ashmore Emerging Markets Equity Fund Retail Class C (unadjusted) [1,2]	4.28%	-0.58%	-4.96%
MSCI EM NET [3]	5.29%	3.97%	-1.40%

Cumulative returns through April 30, 2013 (% of NAV)

1,050
1,000
950
900
850
800
750
700
6/11
9/11
12/11
3/12
6/12
9/12
12/12
3/13
Index[3]
$974,077
Institutional Class
$926,920
Fund
Benchmark

Top 5 country exposures (% of NAV)	
China	19.88%
South Korea	18.21%
Brazil	16.16%
Taiwan	10.38%
Russia	8.81%

Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G7 countries and certain hedge related transactions. Data as of April 30, 2013.

Share class information

INSTITUTIONAL CLASS
Launch date: June 22, 2011
Minimum initial investment: $1,000,000
ISIN: US0448208191
CUSIP: 044820819
BLOOMBERG: EMFIX US
TICKER: EMFIX

RETAIL CLASS A
Launch date: February 27, 2012
Minimum initial investment: $1,000
ISIN: US0448207771
CUSIP: 044820777
BLOOMBERG: EMEAX US
TICKER: EMEAX

RETAIL CLASS C
Launch date: August 24, 2012
Minimum initial investment: $1,000
ISIN: US0448207698
CUSIP: 044820769
BLOOMBERG: EMECX US
TICKER: EMECX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested.

[1] For periods prior to the inception date of the Class A (02/27/2012) and Class C shares (08/24/2012), performance information shown is based on the performance of the Fund's Institutional Class shares (06/22/2011), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares. [2] Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. [3] The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net.

Past performance does not guarantee future results. *The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent monthend, please visit www.ashmoregroup.com. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund's performance will fluctuate over long and short term periods.*

Please refer to page 7 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance		
	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C
Beginning Account Value (11/01/2012)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/2013)	$1,055.00	$1,053.70	$1,052.80	$1,018.99	$1,017.60	$1,013.88
Expense Ratio	1.17%	1.45%	2.20%	1.17%	1.45%	2.20%
Expenses Paid[1]	$5.96	$7.38	$11.20	$5.86	$7.25	$10.99

[1] Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Hypothetical expenses are based on the Fund's actual annualized expense ratios and assumed rate of 5 percent per year before expenses.

13

UNAUDITED
FUND SUMMARY

Ashmore

Ashmore Emerging Markets Small Cap Equity Fund

Ashmore Emerging Markets Small-Cap Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers, which may be denominated in any currency, including the local currency of the issuer. The Fund currently defines a Small-Capitalization issuer as an issuer with a market capitalization of $2 billion or less at the time of investment.

Please refer to page 6 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart.

Average annual total return for the period ended April 30, 2013 since inception[1]	6 Months	1 Year	Since incpt.[1]
Ashmore Emerging Markets Small Cap Equity Fund Institutional Class [1]	9.61%	6.18%	18.30%
Ashmore Emerging Markets Small Cap Equity Fund Retail Class A (load-waived) [1]	9.34%	5.75%	17.80%
Ashmore Emerging Markets Small Cap Equity Fund Retail Class A (unadjusted) [1,2]	3.59%	0.20%	14.65%
Ashmore Emerging Markets Small Cap Equity Fund Retail Class C (load-waived) [1]	9.09%	5.14%	17.08%
Ashmore Emerging Markets Small Cap Equity Fund Retail Class C (unadjusted) [1,2]	8.09%	4.14%	17.08%
MSCI EM Small Cap NET [3]	13.39%	13.56%	19.74%

Cumulative returns through April 30, 2013 (% of NAV)

1,400
1,300
1,200
1,100
1,000
900
800
700
Index[3]
$1,328,147
Institutional Class
$1,302,441
Fund
Benchmark
10/11
1/12
10/12
7/12
5/12
1/13
5/13

Top 5 country exposures (% of NAV)	
China	23.46%
South Korea	17.98%
Taiwan	12.64%
Brazil	9.90%
Mexico	7.83%

Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G7 countries and certain hedge related transactions. Data as of April 30, 2013.

Share class information

INSTITUTIONAL CLASS
Launch date: October 4, 2011
Minimum initial investment: $1,000,000
ISIN: US0448201162
CUSIP: 044820116
BLOOMBERG: ESCIX US
TICKER: ESCIX

RETAIL CLASS A
Launch date: February 1, 2012
Minimum initial investment: $1,000
ISIN: US0448207938
CUSIP: 044820793
BLOOMBERG: ESSAX US
TICKER: ESSAX

RETAIL CLASS C
Launch date: August 24, 2012
Minimum initial investment: $1,000
ISIN: US0448207854
CUSIP: 044820785
BLOOMBERG: ESSCX US
TICKER: ESSCX

All sources are Ashmore unless otherwise indicated.

The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested.

[1] For periods prior to the inception date of the Class A (02/01/2012) and Class C shares (08/24/2012), performance information shown is based on the performance of the Fund's Institutional Class shares (10/04/2011), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. [2] Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. [3] The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Small-Cap Net.

Past performance does not guarantee future results. *The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent monthend, please visit www.ashmoregroup.com. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund's performance will fluctuate over long and short term periods.*

Please refer to page 7 herein for an explanation of the Expense Example information presented below.

Expense example	Actual performance			Hypothetical performance		
	Institutional Class	Class A	Class C	Institutional Class	Class A	Class C
Beginning Account Value (11/01/2012)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/2013)	$1,096.10	$1,093.40	$1,090.90	$1,017.26	$1,015.87	$1,012.15
Expense Ratio	1.52%	1.80%	2.55%	1.52%	1.80%	2.55%
Expenses Paid[1]	$7.90	$9.34	$13.22	$7.60	$9.00	$12.72

[1] Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Hypothetical expenses are based on the Fund's actual annualized expense ratios and assumed rate of 5 percent per year before expenses.

14

(THIS PAGE INTENTIONALLY LEFT BLANK)

ASHMORE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2013 (Unaudited)

	Ashmore Emerging Markets Corporate Debt Fund	Ashmore Emerging Markets Local Currency Bond Fund
ASSETS:
Investments in securities, at value	$73,650,984	$69,861,451
Investments in fully funded total return swaps, at value	—	8,772,085
Cash	3,219,146	14,086,877
Cash held at broker (restricted $560,000 and $2,110,000, respectively)	—	560,000
Foreign currency, at value	370,034	163,415
Options purchased, at value	—	93,573
Unrealized appreciation on interest rate swap contracts	—	577,590
Unrealized appreciation on forward foreign currency exchange contracts	11,329	995,834
Receivable for securities and currencies sold	123	339
Receivable for fund shares sold	2,935,239	701,088
Receivable from Investment Manager	13,111	13,335
Interest and dividends receivable	1,273,802	1,094,206
Tax reclaims receivable	—	—
Other assets	22,719	22,463
Total Assets	81,496,487	96,942,256
LIABILITIES:
Unrealized depreciation on interest rate swap contracts	—	29,403
Unrealized depreciation on forward foreign currency exchange contracts	104,548	671,065
Payable for securities and currencies purchased	4,120,826	223,813
Payable for fund units redeemed	—	—
Due to broker for reverse repurchase agreement	—	—
Distributions payable	62,746	67,534
Investment Manager fee payable	62,211	72,980
Trustees’ fees payable	—	2,943
Other liabilities	48,518	70,043
Total Liabilities	4,398,849	1,137,781
Net Assets	$77,097,638	$95,804,475
NET ASSETS:
Paid in capital	$76,355,933	$89,420,624
Undistributed (distributions in excess of) net investment income (loss)	107,023	404,035
Accumulated net realized gain (loss)	497,576	2,245,156
Net unrealized appreciation	137,106	3,734,660
Net Assets	$77,097,638	$95,804,475

Net Assets:
Class A	$4,727,553	$1,430,496
Class C	73,646	59,584
Institutional Class	72,296,439	94,314,395

Shares Issued and Outstanding (no par value, unlimited shares authorized):
Class A	482,346	137,356
Class C	7,510	5,723
Institutional Class	7,098,649	8,749,253

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Class A	$9.80	$10.41
Class C	9.81	10.41
Institutional Class	10.18	10.78

Cost of Investments in securities	$73,380,398	$66,729,860
Cost of Investments in fully funded total return swaps	$—	$8,582,693
Cost of Foreign currency held	$370,024	$162,932
Premiums paid for purchased options	$—	$141,714

[1]	Formerly the Ashmore Emerging Markets Local Currency Fund. See Note 1 to the Financial Statements.

See accompanying notes to the financial statements.

Ashmore Emerging Markets Currency Fund[1]	Ashmore Emerging Markets Sovereign Debt Fund	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund

$46,737,870	$37,368,508	$532,332,515	$9,438,895	$28,668,761
—	—	18,277,050	—	—
4,000,935	617,026	26,796,647	26,210	81,072
—	—	2,110,000	—	—
28,573	149	1,072,146	12,257	4,062
56,211	—	265,871	—	—
—	—	86,965	—	—
1,142,012	—	4,447,611	—	2
288	647,600	649,880	141,557	45,181
—	—	176,225	596	2,494
11,966	11,755	42,263	11,064	11,323
221,314	534,477	8,949,236	29,757	50,309
—	—	—	1,152	—
20,532	19,287	21,692	9,880	2,261
52,219,701	39,198,802	595,228,101	9,671,368	28,865,465

—	—	67,457	—	—
632,916	—	3,646,202	—	—
288	1,012,329	6,988,589	76,138	44,226
—	—	1,000	—	—
—	—	186,118	—	—
4,158	26,920	470,004	—	—
35,759	27,906	471,300	8,725	34,797
4,468	1,152	29,803	—	—
45,722	41,945	176,709	35,457	43,836
723,311	1,110,252	12,037,182	120,320	122,859
$51,496,390	$38,088,550	$583,190,919	$ 9,551,048	$28,742,606

$49,701,433	$35,065,776	$554,531,739	$10,435,555	$25,606,626
1,544,820	(21,275)	7,213,086	15,195	(36,758)
(598,309)	805,238	7,823,953	(1,172,545)	1,050,308
848,446	2,238,811	13,622,141	272,843	2,122,430
$51,496,390	$38,088,550	$583,190,919	$ 9,551,048	$28,742,606

$ 980	$ 13,808	$ 9,562,082	$ 13,913	$ 3,181,816
966	1,184	1,057,495	1,087	21,207
51,494,444	38,073,558	572,571,342	9,536,048	25,539,583

103	1,252	940,243	1,466	313,488
103	107	104,086	100	1,950
5,430,909	3,472,498	55,509,434	1,048,518	2,063,498

$ 9.48	$ 11.03	$ 10.17	$ 9.49	$ 10.15
9.34	11.01	10.16	10.84	10.88
9.48	10.96	10.31	9.09	12.38

$46,376,820	$35,129,697	$519,086,564	$ 9,166,063	$26,546,432
$ —	$ —	$ 18,237,611	$ —	$ —
$ 28,525	$ 150	$ 1,064,159	$ 12,273	$ 3,987
$ 84,672	$ —	$ 393,779	$ —	$ —

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF OPERATIONS

For the Six Month Period Ended April 30, 2013 (Unaudited)

	Ashmore Emerging Markets Corporate Debt Fund	Ashmore Emerging Markets Local Currency Bond Fund
INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$1,454,527	$2,757,076
Dividends, net of foreign tax withholdings*	2,115	—
Total Income	1,456,642	2,757,076
EXPENSES:
Investment Manager fees	239,201	400,668
Administration fees	7,241	14,714
Custody fees	5,157	6,888
Professional fees	28,393	30,600
Trustees’ fees	2,593	8,973
Registration fees	27,869	26,830
Insurance fees	1,529	2,409
Printing fees	8,666	8,666
Distribution fees - Class A	1,800	1,410
Distribution fees - Class C	231	426
Other	2,381	8,559
Total Expenses	325,061	510,143
Less expenses reimbursed by the Investment Manager	(79,493)	(99,278)
Net Expenses	245,568	410,865
Net Investment Income (Loss)	1,211,074	2,346,211
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities	492,111	787,972
Forward foreign currency exchange contracts	119,941	1,004,521
Interest rate swap contracts	—	226,762
Foreign exchange transactions	(53,261)	(5,758)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	133,183	1,530,968
Forward foreign currency exchange contracts	(87,144)	114,674
Investments in fully funded total return swaps	—	(31,000)
Interest rate swap contracts	—	233,064
Purchased option contracts	—	(48,141)
Foreign exchange translations	(883)	3,543
Net Realized and Unrealized Gains (Losses)	603,947	3,816,605
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,815,021	$6,162,816
* Foreign tax withholdings	$—	$28,126

[1]	Formerly the Ashmore Emerging Markets Local Currency Fund. See Note 1 to the Financial Statements.

See accompanying notes to the financial statements.

Ashmore Emerging Markets Currency Fund[1]	Ashmore Emerging Markets Sovereign Debt Fund	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund

$ 297,926	$1,063,821	$16,966,853	$ —	$ —
—	—	—	73,859	158,143
297,926	1,063,821	16,966,853	73,859	158,143

244,667	180,361	2,761,686	53,291	191,486
10,062	6,990	96,386	1,614	4,481
6,090	4,534	70,293	793	3,124
29,599	29,002	40,699	26,240	26,620
8,601	4,551	61,661	1,397	1,969
24,484	24,881	44,954	20,599	20,091
2,260	1,892	6,221	7,269	5,735
8,666	8,666	8,666	8,666	8,666
1	17	7,467	9	743
5	6	3,647	5	56
7,194	5,232	47,068	1,024	1,238
341,629	266,132	3,148,748	120,907	264,209
(91,808)	(81,813)	(318,574)	(66,673)	(69,308)
249,821	184,319	2,830,174	54,234	194,901
48,105	879,502	14,136,679	19,625	(36,758)

(9,281)	807,272	9,395,515	238,321	1,079,874
1,229,141	861	4,561,652	(1,422)	(1,014)
—	—	590,572	—	—
(1,070)	(785)	40,354	(1,577)	(12,338)

330,077	(988,694)	115,107	234,399	1,369,402
145,817	—	(181,590)	—	2
—	—	143,542	—	—
—	—	(796,499)	—	—
(28,461)	—	(127,908)	—	—
6,615	(3)	(113,315)	(30)	(121)
1,672,838	(181,349)	13,627,430	469,691	2,435,805
$1,720,943	$ 698,153	$27,764,109	$489,316	$2,399,047
$ —	$ 2,499	$ 79,602	$ 7,981	$ 15,727

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Year Ended October 31, 2012

	Ashmore Emerging Markets Corporate Debt Fund		Ashmore Emerging Markets Local Currency Bond Fund
	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$ 1,211,074	$ 1,071,632	$ 2,346,211	$ 2,443,770
Net realized gain (loss)	558,791	185,475	2,013,497	191,996
Net change in unrealized appreciation (depreciation)	45,156	949,384	1,803,108	2,475,262
Net Increase (Decrease) in Net Assets Resulting from Operations	1,815,021	2,206,491	6,162,816	5,111,028

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(39,200)	(3,531)	(21,279)	(10,601)
From net realized gain	(8,260)	(6)	—	—
Tax return of capital	—	—	—	(128)

Total distributions to Class A shareholders	(47,460)	(3,537)	(21,279)	(10,729)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	(1,098)	(413)	(1,311)	(119)
From net realized gain	(203)	(5)	—	—
Tax return of capital	—	—	—	(1)

Total distributions to Class C shareholders	(1,301)	(418)	(1,311)	(120)

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(1,157,351)	(1,067,910)	(1,666,730)	(2,484,804)
From net realized gain	(216,215)	(66,313)	—	—
Tax return of capital	—	—	—	(20,104)

Total distributions to Institutional Class shareholders	(1,373,566)	(1,134,223)	(1,666,730)	(2,504,908)

FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	4,246,748	475,184	990,379	114,504
Net increase (decrease) in net assets resulting from Class C share transactions	46,265	25,392	43,202	17,125
Net increase (decrease) in net assets resulting from Institutional Class share transactions	54,248,606	4,768,171	17,192,746	7,561,234

Net increase (decrease) in net assets resulting from Fund share transactions	58,541,619	5,268,747	18,226,327	7,692,863
Total Increase (Decrease) in Net Assets	58,934,313	6,337,060	22,699,823	10,288,134
NET ASSETS:
Net assets at the beginning of the period	18,163,325	11,826,265	73,104,652	62,816,518
Net assets at the end of the period	$77,097,638	$18,163,325	$95,804,475	$73,104,652
Undistributed (Distributions in excess of) Net Investment Income (Loss)	$ 107,023	$ 57,372	$ 404,035	$ (252,856)

[1]	Formerly the Ashmore Emerging Markets Local Currency Fund. See Note 1 to the Financial Statements.

See accompanying notes to the financial statements.

Ashmore Emerging Markets Currency Fund[1]		Ashmore Emerging Markets Sovereign Debt Fund		Ashmore Emerging Markets Total Return Fund		Ashmore Emerging Markets Equity Fund		Ashmore Emerging Markets Small-Cap Equity Fund
2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

$ 48,105	$ (344,589)	$ 879,502	$ 1,507,465	$14,136,679	$ 9,896,216	$ 19,625	$ 93,417	$ (36,758)	$ 52,680
1,218,790	1,727,486	807,348	147,323	14,588,093	7,624,239	235,322	(555,607)	1,066,522	1,120,964
454,048	1,003,093	(988,697)	3,028,754	(960,663)	19,131,776	234,369	379,690	1,369,283	(789,890)
1,720,943	2,385,990	698,153	4,683,542	27,764,109	36,652,231	489,316	(82,500)	2,399,047	383,754

—	—	(295)	(263)	(132,977)	(34,655)	(8)	(9)	—	(1,149)
(30)	—	(43)	—	(64,654)	—	—	—	(13,704)	—
—	—	—	—	—	—	—	—	—	—

(30)	—	(338)	(263)	(197,631)	(34,655)	(8)	(9)	(13,704)	(1,149)

—	—	(20)	(40)	(13,335)	(4,414)	—	(3)	—	(5)
(30)	—	(3)	—	(9,191)	—	—	—	(51)	—
—	—	—	—	—	—	—	—	—	—

(30)	—	(23)	(40)	(22,526)	(4,414)	—	(3)	(51)	(5)

(70,553)	—	(885,218)	(1,527,944)	(12,590,519)	(9,890,635)	(3,991)	(101,630)	—	(53,188)
(1,809,755)	—	(126,668)	—	(8,496,687)	—	—	—	(1,116,479)	(38,656)
—	—	—	—	—	—	—	(4,929)	—	—

(1,880,308)	—	(1,011,886)	(1,527,944)	(21,087,206)	(9,890,635)	(3,991)	(106,559)	(1,116,479)	(91,844)

30	2	(317)	11,932	6,240,649	2,690,701	12,359	1,007	2,849,018	233,034
30	2	23	46	506,922	518,650	—	1,005	20,056	1,032
(16,704,390)	42,329,736	3,362,789	1,338,057	52,226,233	385,372,014	309,555	82,731	11,006,920	1,496,566

(16,704,330)	42,329,740	3,362,495	1,350,035	58,973,804	388,581,365	321,914	84,743	13,875,994	1,730,632
(16,863,755)	44,715,730	3,048,401	4,505,330	65,430,550	415,303,892	807,231	(104,328)	15,144,807	2,021,388

68,360,145	23,644,415	35,040,149	30,534,819	517,760,369	102,456,477	8,743,817	8,848,145	13,597,799	11,576,411
$ 51,496,390	$68,360,145	$38,088,550	$35,040,149	$583,190,919	$517,760,369	$9,551,048	$8,743,817	$28,742,606	$13,597,799
$ 1,544,820	$ 1,567,268	$ (21,275)	$ (15,244)	$ 7,213,086	$ 5,252,821	$ 15,195	$ (431)	$ (36,758)	$ —

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Corporate Debt Fund

	Class A			Class C
	2013	2012	2011[1]	2013	2012	2011[1]
Net asset value at beginning of period	$ 9.69	$ 9.09	$ 10.00	$ 9.70	$ 9.09	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)	0.31	0.67[2]	0.32[2]	0.27	0.60[2]	0.28[2]
Net realized and unrealized gain (loss)	0.14	0.67	(0.86)	0.15	0.68	(0.86)

Total from investment operations	0.45	1.34	(0.54)	0.42	1.28	(0.58)

Less distributions:

From net investment income	(0.27)	(0.69)	(0.37)	(0.24)	(0.62)	(0.33)
From net realized gain	(0.07)	(0.05)	—	(0.07)	(0.05)	—

Total distributions	(0.34)	(0.74)	(0.37)	(0.31)	(0.67)	(0.33)

Net asset value at end of period	$ 9.80	$ 9.69	$ 9.09	$ 9.81	$ 9.70	$ 9.09

Total return[3]	4.75%	15.54%	(5.44%)	4.38%	14.78%	(5.78%)

Portfolio turnover rate[4]	33%	50%	22%	33%	50%	22%

Net assets, end of period (in thousands)	$4,728	$485	$1	$ 74	$27	$ 1

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.83%	2.89%	4.36%	2.58%	3.60%	5.12%
Total expenses after reimbursements	1.45%	1.45%	1.45%	2.20%	2.20%	2.20%

Net investment income to average net assets:
Net investment income before reimbursements	5.46%	5.19%	4.35%	4.62%	4.73%	3.59%
Net investment income after reimbursements	5.84%	6.63%	7.26%	5.00%	6.13%	6.51%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Corporate Debt Fund	Institutional Class
	2013	2012	2011[6]

Net asset value at beginning of period	$ 10.07	$ 9.43	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)	0.29	0.73[2]	0.63[2]
Net realized and unrealized gain (loss)	0.19	0.70	(0.60)

Total from investment operations	0.48	1.43	0.03

Less distributions:

From net investment income	(0.30)	(0.74)	(0.60)
From net realized gains	(0.07)	(0.05)	—

Total distributions	(0.37)	(0.79)	(0.60)

Net asset value at end of period	$ 10.18	$ 10.07	$ 9.43

Total return[3]	4.97%	15.97%	0.27%

Portfolio turnover rate[4]	33%	50%	22%

Net assets, end of period (in thousands)	$72,296	$17,651	$11,824

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.55%	2.66%	3.78%
Total expenses after reimbursements	1.17%	1.17%	1.17%

Net investment income to average net assets:
Net investment income before reimbursements	5.64%	6.16%	4.60%
Net investment income after reimbursements	6.02%	7.65%	7.21%

[1]	Class A and Class C commenced investment operations on May 12, 2011.
[2]	Per share amounts are based on average number of shares outstanding during the period.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[4]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[5]	Annualized for periods less than one year.
[6]	The Institutional Class commenced investment operations on December 8, 2010.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Local Currency Bond Fund

	Class A			Class C
	2013	2012	2011[1]	2013	2012	2011[1]
Net asset value at beginning of period	$ 9.83	$ 9.43	$ 10.00	$ 9.83	$ 9.43	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.33	0.43	0.13	0.27	0.22	0.13
Net realized and unrealized gain (loss)	0.44	0.31	(0.48)	0.46	0.45	(0.51)

Total from investment operations	0.77	0.74	(0.35)	0.73	0.67	(0.38)

Less distributions:

From net investment income	(0.19)	(0.34)	(0.13)	(0.15)	(0.27)	(0.11)
Tax return of capital	—	—[3]	(0.09)	—	—[3]	(0.08)

Total distributions	(0.19)	(0.34)	(0.22)	(0.15)	(0.27)	(0.19)

Net asset value at end of period	$ 10.41	$ 9.83	$ 9.43	$ 10.41	$ 9.83	$ 9.43

Total return[4]	7.88%	8.02%	(3.60%)	7.46%	7.33%	(4.01%)

Portfolio turnover rate[5]	62%	101%	31%	62%	101%	31%

Net assets, end of period (in thousands)	$1,430	$413	$286	$60	$19	$1

Ratios to average net assets:[6]
Total expenses to average net assets:
Total expenses before reimbursements	1.49%	1.64%	1.99%	2.24%	2.47%	2.87%
Total expenses after reimbursements	1.25%	1.25%	1.25%	2.00%	2.00%	2.00%

Net investment income to average net assets:
Net investment income before reimbursements	5.50%	3.03%	2.34%	4.82%	1.87%	1.87%
Net investment income after reimbursements	5.74%	3.42%	3.08%	5.06%	2.34%	2.74%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Local Currency Bond Fund

	Institutional Class
	2013	2012	2011[7]

Net asset value at beginning of period	$ 10.18	$ 9.76	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.30	0.37	0.29
Net realized and unrealized gain (loss)	0.51	0.42	0.06

Total from investment operations	0.81	0.79	0.35

Less distributions:

From net investment income	(0.21)	(0.37)	(0.35)
Tax return of capital	—	—[3]	(0.24)

Total distributions	(0.21)	(0.37)	(0.59)

Net asset value at end of period	$ 10.78	$ 10.18	$ 9.76

Total return[4]	8.00%	8.39%	3.35%

Portfolio turnover rate[5]	62%	101%	31%

Net assets, end of period (in thousands)	$94,314	$72,673	$62,530

Ratios to average net assets:[6]
Total expenses to average net assets:
Total expenses before reimbursements	1.21%	1.39%	1.70%
Total expenses after reimbursements	0.97%	0.97%	0.97%

Net investment income to average net assets:
Net investment income before reimbursements	5.32%	3.31%	2.55%
Net investment income after reimbursements	5.56%	3.73%	3.28%

[1]	Class A and Class C commenced investment operations on May 12, 2011.
[2]	Per share amounts are based on average number of shares outstanding during the period.
[3]	Amount is less than $0.005 per share.
[4]	Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[5]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[6]	Annualized for periods less than one year.
[7]	The Institutional Class commenced investment operations on December 8, 2010.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Currency Fund1

	Class A			Class C
	2013	2012	2011[2]	2013	2012	2011[2]
Net asset value at beginning of period	$ 9.51	$ 9.38	$ 10.00	$ 9.41	$ 9.35	$ 10.00

Income (loss) from investment operations:
Net investment gain (loss)[3]	—[4]	(0.09)	(0.03)	(0.07)	(0.17)	(0.06)
Net realized and unrealized gain (loss)	0.27	0.22	(0.57)	0.30	0.23	(0.58)

Total from investment operations	0.27	0.13	(0.60)	0.23	0.06	(0.64)

Less distributions:

Net realized gains	(0.30)	—	(0.02)	(0.30)	—	(0.01)

Total distributions	(0.30)	—	(0.02)	(0.30)	—	(0.01)

Net asset value at end of period	$ 9.48	$ 9.51	$ 9.38	$ 9.34	$ 9.41	$ 9.35

Total return[5]	2.80%	1.50%	(6.12%)	2.40%	0.77%	(6.46%)

Portfolio turnover rate[6]	0%	157%	37%	0%	157%	37%

Net assets, end of period (in thousands)	$980	$1	$1	$966	$1	$1

Ratios to average net assets:[7]
Total expenses to average net assets:
Total expenses before reimbursements	1.47%	1.46%	2.17%	2.22%	2.22%	2.90%
Total expenses after reimbursements	1.15%	1.15%	1.15%	1.90%	1.90%	1.90%

Net investment loss to average net assets:
Net investment loss before reimbursements	(0.56%)	(1.31%)	(1.60%)	(1.30%)	(2.07%)	(2.33%)
Net investment loss after reimbursements	(0.24%)	(1.00%)	(0.58%)	(0.98%)	(1.75%)	(1.33%)

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Currency Fund1

	Institutional Class
	2013	2012	2011[8]
Net asset value at beginning of period	$ 9.51	$ 9.35	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	0.01	(0.10)	(0.04)
Net realized and unrealized gain (loss)	0.26	0.26	0.06

Total from investment operations	0.27	0.16	0.02

Less distributions:

Net realized gains	(0.30)	—	(0.67)

Total distributions	(0.30)	—	(0.67)

Net asset value at end of period	$ 9.48	$ 9.51	$ 9.35

Total return[5]	3.04%	1.71%	(0.12%)

Portfolio turnover rate[6]	0%	157%	37%

Net assets, end of period (in thousands)	$51,494	$68,358	$23,643

Ratios to average net assets:[7]
Total expenses to average net assets:
Total expenses before reimbursements	1.19%	1.32%	2.03%
Total expenses after reimbursements	0.87%	0.87%	0.87%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.15%)	(1.05%)	(1.58%)
Net investment income (loss) after reimbursements	0.17%	(0.60%)	(0.42%)

[1]	Formerly the Ashmore Emerging Markets Local Currency Fund. See Note 1 to the Financial Statements.
[2]	Class A and Class C commenced investment operations on May 12, 2011.
[3]	Per share amounts are based on average number of shares outstanding during the period.
[4]	Amount is less than $0.005 per share.
[5]	Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[6]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[7]	Annualized for periods less than one year.
[8]	The Institutional Class commenced investment operations on December 8, 2010.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Sovereign Debt Fund

	Class A			Class C
	2013	2012	2011[1]	2013	2012	2011[1]
Net asset value at beginning of period	$ 11.06	$ 10.04	$ 10.00	$ 11.04	$ 10.04	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.23	0.44	0.19	0.19	0.37	0.15
Net realized and unrealized gain (loss)	—	1.03	0.04	—	1.01	0.05

Total from investment operations	0.23	1.47	0.23	0.19	1.38	0.20

Less distributions:

From net investment income	(0.23)	(0.45)	(0.19)	(0.19)	(0.38)	(0.16)
From net realized gain	(0.03)	—	—	(0.03)	—	—

Total distributions	(0.26)	(0.45)	(0.19)	(0.22)	(0.38)	(0.16)

Net asset value at end of period	$ 11.03	$ 11.06	$ 10.04	$ 11.01	$ 11.04	$ 10.04

Total return[3]	2.09%	15.24%	2.26%	1.74%	14.28%	1.90%

Portfolio turnover rate[4]	62%	30%	9%	62%	30%	9%

Net assets, end of period (in thousands)	$14	$14	$1	$1	$1	$1

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.61%	1.93%	4.61%	2.36%	2.73%	5.35%
Total expenses after reimbursements	1.20%	1.20%	1.20%	1.95%	1.95%	1.95%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	3.65%	3.62%	0.57%	2.93%	2.86%	(0.18%)
Net investment income after reimbursements	4.06%	4.35%	3.98%	3.34%	3.64%	3.22%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Sovereign Debt Fund

	Institutional Class
	2013	2012	2011[6]

Net asset value at beginning of period	$ 10.99	$ 9.99	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.24	0.48	0.40
Net realized and unrealized gain (loss)	—	1.01	—

Total from investment operations	0.24	1.49	0.40

Less distributions

From net investment income	(0.24)	(0.49)	(0.41)
From net realized gain	(0.03)	—	—

Total distributions	(0.27)	(0.49)	(0.41)

Net asset value at end of period	$ 10.96	$ 10.99	$ 9.99

Total return[3]	2.23%	15.32%	4.15%

Portfolio turnover rate[4]	62%	30%	9%

Net assets, end of period (in thousands)	$38,074	$35,025	$30,533

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.33%	1.63%	3.63%
Total expenses after reimbursements	0.92%	0.92%	0.92%

Net investment income to average net assets:
Net investment income before reimbursements	3.93%	3.95%	1.74%
Net investment income after reimbursements	4.34%	4.66%	4.45%

[1]	Class A and Class C commenced investment operations on May 12, 2011.
[2]	Per share amounts are based on average number of shares outstanding during the period.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[4]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[5]	Annualized for periods less than one year.
[6]	The Institutional Class commenced investment operations on December 8, 2010.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Total Return Fund

	Class A			Class C
	2013	2012	2011[1]	2013	2012	2011[1]
Net asset value at beginning of period	$ 10.05	$ 9.37	$ 10.00	$ 10.05	$ 9.36	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)	0.21	0.43[2]	0.22[2]	0.16	0.39[2]	0.19[2]
Net realized and unrealized gain (loss)	0.29	0.68	(0.66)	0.29	0.66	(0.66)

Total from investment operations	0.50	1.11	(0.44)	0.45	1.05	(0.47)

Less distributions:

From net investment income	(0.22)	(0.43)	(0.09)	(0.18)	(0.36)	(0.08)
From net realized gain	(0.16)	—	—	(0.16)	—	—
Tax return of capital	—	—	(0.10)	—	—	(0.09)

Total distributions	(0.38)	(0.43)	(0.19)	(0.34)	(0.36)	(0.17)

Net asset value at end of period	$ 10.17	$ 10.05	$ 9.37	$ 10.16	$ 10.05	$ 9.36

Total return[3]	5.04%	12.20%	(4.40%)	4.66%	11.42%	(4.79%)

Portfolio turnover rate[4]	49%	83%	39%	49%	83%	39%

Net assets, end of period (in thousands)	$9,562	$3,263	$509	$1,057	$541	$1

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.42%	1.48%	1.75%	2.17%	2.21%	2.82%
Total expenses after reimbursements	1.30%	1.30%	1.30%	2.05%	2.05%	2.05%

Net investment income to average net assets:
Net investment income before reimbursements	5.13%	3.99%	4.21%	4.32%	2.62%	3.32%
Net investment income after reimbursements	5.25%	4.17%	4.66%	4.44%	2.78%	4.09%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Total Return Fund

	Institutional Class
	2013	2012	2011[6]

Net asset value at beginning of period	$ 10.20	$ 9.50	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)	0.26	0.44[2]	0.46[2]
Net realized and unrealized gain (loss)	0.24	0.72	(0.34)

Total from investment operations	0.50	1.16	0.12

Less distributions:

From net investment income	(0.23)	(0.46)	(0.29)
From net realized gain	(0.16)	—	—
Tax return of capital	—	—	(0.33)

Total distributions	(0.39)	(0.46)	(0.62)

Net asset value at end of period	$ 10.31	$ 10.20	$ 9.50

Total return[3]	5.12%	12.50%	1.11%

Portfolio turnover rate[4]	49%	83%	39%

Net assets, end of period (in thousands)	$572,571	$513,956	$101,947

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.14%	1.22%	1.63%
Total expenses after reimbursements	1.02%	1.02%	1.02%

Net investment income to average net assets:
Net investment income before reimbursements	5.22%	4.11%	4.63%
Net investment income after reimbursements	5.34%	4.31%	5.24%

[1]	Class A and Class C commenced investment operations on May 12, 2011.
[2]	Per share amounts are based on average number of shares outstanding during the period.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[4]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[5]	Annualized for periods less than one year.
[6]	The Institutional Class commenced investment operations on December 8, 2010.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Equity Fund

	Class A		Class C
	2013	2012[1]	2013	2012[2]
Net asset value at beginning of period	$ 9.01	$ 10.00	$ 10.32	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	0.07	0.08	(0.07)	(0.01)
Net realized and unrealized gain (loss)	0.41	(0.98)	0.59	0.36

Total from investment operations	0.48	(0.90)	0.52	0.35

Less distributions:

From net investment income	—[4]	(0.09)	4	(0.03)
Tax return of capital	—	—	—	—

Total distributions	—	(0.09)	—	(0.03)

Net asset value at end of period	$ 9.49	$ 9.01	$ 10.84	$ 10.32

Total return[5]	5.37%	(8.94%)	5.28%	3.26%

Portfolio turnover rate[6]	49%	95%	49%	95%

Net assets, end of period (in thousands)	$14	$1	$1	$1

Ratios to average net assets:[7]
Total expenses to average net assets:
Total expenses before reimbursements	2.89%	4.40%	3.64%	5.40%
Total expenses after reimbursements	1.45%	1.45%	2.20%	2.20%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.02%)	(1.60%)	(2.05%)	(3.82%)
Net investment income (loss) after reimbursements	1.42%	1.35%	(0.61%)	(0.62%)

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Equity Fund

	Institutional Class
	2013	2012	2011[8]
Net asset value at beginning of period	$ 8.62	$ 8.81	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	0.02	0.09	0.05
Net realized and unrealized gain (loss)	0.45	(0.17)	(1.19)

Total from investment operations	0.47	(0.08)	(1.14)

Less distributions:

From net investment income	—[4]	(0.10)	(0.05)
Tax return of capital	—	(0.01)	—

Total distributions	—	(0.11)	(0.05)

Net asset value at end of period	$ 9.09	$ 8.62	$ 8.81

Total return[5]	5.50%	(0.87%)	(11.37%)

Portfolio turnover rate[6]	49%	95%	75%

Net assets, end of period (in thousands)	$9,536	$8,742	$8,848

Ratios to average net assets:[7]
Total expenses to average net assets:
Total expenses before reimbursements	2.61%	4.09%	5.34%
Total expenses after reimbursements	1.17%	1.17%	1.17%

Net investment income/(loss) to average net assets:
Net investment loss before reimbursements	(1.01%)	(1.84%)	(2.55%)
Net investment income after reimbursements	0.43%	1.08%	1.62%

[1]	Class A commenced investment operations on February 27, 2012.
[2]	Class C commenced investment operations on August 24, 2012.
[3]	Per share amounts are based on average number of shares outstanding during the period.
[4]	Amount is less than $0.005 per share.
[5]	Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[6]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[7]	Annualized for periods less than one year.
[8]	The Institutional Class commenced investment operations on June 22, 2011.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Small-Cap Equity Fund

	Class A		Class C
	2013	2012[1]	2013	2012[2]
Net asset value at beginning of period	$ 9.77	$ 10.00	$ 10.48	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.06)	0.02[3]	(0.12)	(0.01)[3]
Net realized and unrealized gain (loss)	0.96	(0.20)	1.04	0.54

Total from investment operations	0.90	(0.18)	0.92	0.53

Less distributions:

From net investment income	—	(0.05)	—	(0.05)
From net realized gain	(0.52)	—	(0.52)	—

Total distributions	(0.52)	(0.05)	(0.52)	(0.05)

Net asset value at end of period	$ 10.15	$ 9.77	$ 10.88	$ 10.48

Total return[4]	9.34%	(1.73%)	9.09%	5.17%

Portfolio turnover rate[5]	51%	94%	51%	94%

Net assets, end of period (in thousands)	$3,182	$238	$21	$1

Ratios to average net assets:[6]
Total expenses to average net assets:
Total expenses before reimbursements	2.34%	3.43%	3.09%	5.12%
Total expenses after reimbursements	1.80%	1.80%	2.55%	2.55%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.23%)	(1.15%)	(1.60%)	(3.35%)
Net investment income (loss) after reimbursements	0.31%	0.48%	(1.06%)	(0.78%)

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Month Period Ended April 30, 2013 (Unaudited) and the Periods Ended October 31, 2012 and October 31, 2011

Ashmore Emerging Markets Small-Cap Equity Fund

	Institutional Class
	2013	2012	2011[7]
Net asset value at beginning of period	$ 11.79	$ 11.58	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.05[3]	(0.01)[3]
Net realized and unrealized gain (loss)	1.13	0.25	1.59

Total from investment operations	1.11	0.30	1.58

Less distributions:

From net investment income	—	(0.05)	—
From net realized gain	(0.52)	(0.04)	—

Total distributions	(0.52)	(0.09)	—

Net asset value at end of period	$ 12.38	$ 11.79	$ 11.58

Total return[4]	9.61%	2.61%	15.80%

Portfolio turnover rate[5]	51%	94%	20%

Net assets, end of period (in thousands)	$25,540	$13,359	$11,576

Ratios to average net assets:[6]
Total expenses to average net assets:
Total expenses before reimbursements	2.06%	3.43%	15.42%
Total expenses after reimbursements	1.52%	1.52%	1.52%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.85%)	(1.46%)	(14.76%)
Net investment income (loss) after reimbursements	(0.31%)	0.45%	(0.86%)

[1]	Class A commenced investment operations on February 1, 2012.
[2]	Class C commenced investment operations on August 24, 2012.
[3]	Per share amounts are based on average number of shares outstanding during the period.
[4]	Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[5]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[6]	Annualized for periods less than one year.
[7]	The Fund commenced investment operations on October 4, 2011.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $195,794)
WPE International Cooperatief UA 10.375%, 09/30/2020		200,000	$183,000	0.24
			183,000	0.24
Barbados (Cost $435,629)
Columbus International, Inc. 11.500%, 11/20/2014		400,000	445,000	0.58
			445,000	0.58
Brazil (Cost $5,929,139)
Banco do Brasil S.A. 3.875%, 10/10/2022		200,000	198,700	0.26
Banco do Brasil S.A. 8.500%, 10/29/2049		100,000	122,500	0.16
Banco Santander Brasil S.A. 8.000%, 03/18/2016(2)	BRL	600,000	304,446	0.39
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	300,000	174,726	0.23
Braskem Finance Ltd. 5.750%, 04/15/2021		200,000	213,750	0.28
BRF S.A. 5.875%, 06/06/2022		200,000	227,600	0.30
Cia Energetica de Sao Paulo 9.750%, 01/15/2015	BRL	250,000	188,783	0.24
Cosan Luxembourg S.A. 9.500%, 03/14/2018(2)	BRL	500,000	259,902	0.34
Gerdau Holdings, Inc. 7.000%, 01/20/2020		100,000	114,750	0.15
Itau Unibanco Holding S.A. 5.650%, 03/19/2022		200,000	215,000	0.28
JBS Finance II Ltd. 8.250%, 01/29/2018		200,000	216,000	0.28
Marfrig Holding Europe B.V. 9.875%, 07/24/2017		700,000	654,500	0.85
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		200,000	178,000	0.23
Marfrig Overseas Ltd. 9.500%, 05/04/2020		300,000	273,000	0.35
Minerva Luxembourg S.A. 12.250%, 02/10/2022		200,000	247,000	0.32
Minerva Luxembourg S.A. 7.750%, 01/31/2023		700,000	747,390	0.97
Mirabela Nickel Ltd. 8.750%, 04/15/2018		100,000	85,000	0.11
Mirabela Nickel Ltd. 8.750%, 04/15/2018		83,000	70,550	0.09
NII Capital Corp. 8.875%, 12/15/2019		100,000	94,000	0.12
NII Capital Corp. 7.625%, 04/01/2021		200,000	177,000	0.23
Odebrecht Finance Ltd. 4.375%, 04/25/2025(2)		230,000	227,700	0.30
OGX Austria GmbH 8.500%, 06/01/2018		700,000	439,250	0.57
OSX 3 Leasing B.V. 9.250%, 03/20/2015(2)		200,000	185,000	0.24
Vale Overseas Ltd. 4.375%, 01/11/2022		200,000	210,476	0.27
			5,825,023	7.56
Chile (Cost $1,528,382)
Automotores Gildemeister S.A. 8.250%, 05/24/2021		100,000	108,500	0.14
Banco Santander Chile 6.500%, 09/22/2020	CLP	50,000,000	105,106	0.14
Cencosud S.A. 4.875%, 01/20/2021		200,000	207,020	0.27
Cencosud S.A. 5.500%, 01/20/2023		150,000	162,777	0.21
Inversiones Alsacia S.A. 8.000%, 08/18/2018		130,862	109,270	0.14
SACI Falabella 3.750%, 04/30/2023(2)		200,000	200,400	0.26
SMU S.A. 7.750%, 02/08/2020		400,000	425,500	0.55
Telefonica Chile S.A. 3.875%, 10/12/2022		200,000	197,195	0.26
			1,515,768	1.97
China (Cost $8,715,526)
21Vianet Group, Inc. 7.875%, 03/22/2016	CNY	1,000,000	160,878	0.21
Agile Property Holdings Ltd. 9.875%, 03/20/2017		200,000	228,000	0.30
Bestgain Real Estate Ltd. 2.625%, 03/13/2018		200,000	197,674	0.26
Chaowei Power Holdings Ltd. 7.250%, 09/24/2017	CNY	1,000,000	161,679	0.21
China Automation Group Ltd. 7.750%, 04/20/2016		200,000	198,930	0.26
China CITIC Bank International Ltd. 6.875%, 06/24/2020		100,000	117,790	0.15
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015		60,000	27,300	0.04
China Hongqiao Group Ltd. 6.500%, 04/10/2017		200,000	208,700	0.27
China Liansu Group Holdings Ltd. 7.875%, 05/13/2016		200,000	213,000	0.28
China Oriental Group Co. Ltd. 8.000%, 08/18/2015		100,000	104,750	0.14

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30,2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
China Overseas Finance Cayman II Ltd. 5.500%, 11/10/2020		100,000	$114,296	0.15
China Railway Resources Huitung Ltd. 3.850%, 02/05/2023		200,000	204,447	0.26
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		200,000	222,009	0.29
Country Garden Holdings Co. Ltd. 11.250%, 04/22/2017		100,000	111,750	0.14
Country Garden Holdings Co. Ltd. 11.125%, 02/23/2018		400,000	459,000	0.59
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023		700,000	729,750	0.95
Emerald Plantation Holdings Ltd. 6.000%, 01/30/2020		78,018	48,761	0.06
ENN Energy Holdings Ltd. 6.000%, 05/13/2021		200,000	234,346	0.30
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		100,000	109,000	0.14
Evergrande Real Estate Group Ltd. 9.250%, 01/19/2016	CNY	1,000,000	166,576	0.22
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016		200,000	200,000	0.26
Franshion Development Ltd. 6.750%, 04/15/2021		200,000	216,000	0.28
Fufeng Group Ltd. 7.625%, 04/13/2016		200,000	204,500	0.26
Gemdale International Investment Ltd. 7.125%, 11/16/2017		400,000	417,771	0.54
Hengdeli Holdings Ltd. 6.250%, 01/29/2018		300,000	314,301	0.41
Hidili Industry International Development Ltd. 8.625%, 11/04/2015		100,000	74,000	0.10
Hyva Global B.V. 8.625%, 03/24/2016		200,000	196,760	0.25
KWG Property Holding Ltd. 13.250%, 03/22/2017		200,000	238,661	0.31
KWG Property Holding Ltd. 12.500%, 08/18/2017		100,000	113,681	0.15
Lonking Holdings Ltd. 8.500%, 06/03/2016		200,000	209,500	0.27
Nord Anglia Education, Inc. 8.500%, 02/15/2018		200,000	204,000	0.26
Powerlong Real Estate Holdings Ltd. 11.250%, 01/25/2018		200,000	197,205	0.26
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		100,000	110,118	0.14
Shimao Property Holdings Ltd. 11.000%, 03/08/2018		200,000	229,928	0.30
Shimao Property Holdings Ltd. 6.625%, 01/14/2020		200,000	199,716	0.26
Sino-Forest Corp. 5.000%, 08/01/2013(3)		14,000	—	—
Sino-Forest Corp. 5.000%, 08/01/2013(3)		7,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(3)		62,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(3)		20,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(3)		113,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(3)		132,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(3)		120,000	—	—
Sunac China Holdings Ltd. 12.500%, 10/16/2017		600,000	692,996	0.90
West China Cement Ltd. 7.500%, 01/25/2016		500,000	515,000	0.67
Yingde Gases Investment Ltd. 8.125%, 04/22/2018(2)		200,000	207,500	0.27
Yuzhou Properties Co. 11.750%, 10/25/2017		200,000	227,534	0.29
			8,787,807	11.40
Colombia (Cost $1,390,065)
Banco de Bogota S.A. 5.375%, 02/19/2023		200,000	209,400	0.27
Bancolombia S.A. 5.125%, 09/11/2022		350,000	357,525	0.46
Empresa de Energia de Bogota S.A. 6.125%, 11/10/2021		200,000	222,500	0.29
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	300,000,000	174,321	0.23
Grupo Aval Ltd. 4.750%, 09/26/2022		200,000	201,750	0.26
Gruposura Finance 5.700%, 05/18/2021		200,000	222,000	0.29
			1,387,496	1.80
Croatia (Cost $116,970)
Zagrebacki Holding D.O.O. 5.500%, 07/10/2017	EUR	100,000	112,059	0.14
			112,059	0.14

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30,2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Czech Republic (Cost $1,352,792)
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	470,000	$662,294	0.86
EP Energy A.S. 5.875%, 11/01/2019	EUR	200,000	289,071	0.38
New World Resources N.V. 7.875%, 05/01/2018	EUR	150,000	185,690	0.24
New World Resources N.V. 7.875%, 01/15/2021	EUR	200,000	211,368	0.27
			1,348,423	1.75
Hong Kong (Cost $1,028,909)
CFG Investment S.A.C. 9.750%, 07/30/2019		200,000	183,000	0.24
Fosun International Ltd. 7.500%, 05/12/2016		200,000	212,500	0.28
Nord Anglia Education UK Holdings PLC 10.250%, 04/01/2017		200,000	224,000	0.29
Pacnet Ltd. 9.250%, 11/09/2015		200,000	209,000	0.27
PCCW-HKT Capital No 5 Ltd. 3.750%, 03/08/2023		200,000	201,136	0.26
			1,029,636	1.34
India (Cost $1,841,620)
Bank of Baroda 6.625%, 05/25/2022		100,000	105,083	0.14
Bharat Petroleum Corp. Ltd. 4.625%, 10/25/2022		200,000	208,631	0.27
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/2023(2)		200,000	205,520	0.27
ICICI Bank Ltd. 5.750%, 11/16/2020		100,000	111,460	0.14
Reliance Holdings USA, Inc. 5.400%, 02/14/2022		250,000	281,775	0.36
Vedanta Resources Jersey Ltd. 5.500%, 07/13/2016		300,000	309,900	0.40
Vedanta Resources PLC 8.250%, 06/07/2021		600,000	654,000	0.85
			1,876,369	2.43
Indonesia (Cost $419,201)
Bumi Investment Pte Ltd. 10.750%, 10/06/2017		100,000	80,750	0.10
Indo Energy Finance II B.V. 6.375%, 01/24/2023		200,000	203,240	0.26
Indosat Palapa Co. B.V. 7.375%, 07/29/2020		100,000	112,375	0.15
			396,365	0.51
Israel (Cost $2,385,482)
Altice Financing S.A. 7.875%, 12/15/2019		600,000	663,000	0.86
Altice Financing S.A. 8.000%, 12/15/2019	EUR	600,000	869,187	1.13
Altice Finco S.A. 9.875%, 12/15/2020		600,000	683,400	0.89
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		200,000	233,500	0.30
			2,449,087	3.18
Jamaica (Cost $3,785,686)
Digicel Group Ltd. 10.500%, 04/15/2018		800,000	886,000	1.15
Digicel Group Ltd. 8.250%, 09/30/2020		2,300,000	2,461,000	3.19
Digicel Ltd. 7.000%, 02/15/2020		200,000	210,500	0.27
Digicel Ltd. 6.000%, 04/15/2021(2)		200,000	200,500	0.26
			3,758,000	4.87
Kazakhstan (Cost $2,751,821)
ATF Bank JSC 9.000%, 05/11/2016		200,000	190,770	0.25
BTA Bank JSC 5.500%, 12/21/2022		100,000	75,500	0.10
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		200,000	197,100	0.26
Kazkommertsbank JSC 8.000%, 11/03/2015		200,000	201,500	0.26
Kazkommertsbank JSC 7.500%, 11/29/2016		500,000	490,225	0.64
Kazkommertsbank JSC 8.500%, 05/11/2018		700,000	687,750	0.89
KazMunayGas National Co. JSC 5.750%, 04/30/2043(2)		200,000	203,250	0.26
Zhaikmunai L.P. 7.125%, 11/13/2019		700,000	757,750	0.98
			2,803,845	3.64

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30,2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Kuwait (Cost $234,114)
Kuwait Projects Co. 9.375%, 07/15/2020		200,000	$257,020	0.33
			257,020	0.33
Lithuania (Cost $265,260)
Bite Finance International B.V. 7.733%, 02/15/2018	EUR	200,000	267,341	0.35
			267,341	0.35
Malaysia (Cost $208,127)
IOI Investment L Bhd. 4.375%, 06/27/2022		200,000	209,157	0.27
			209,157	0.27
Mexico (Cost $7,679,504)
Alpek S.A. de C.V. 4.500%, 11/20/2022		200,000	208,750	0.27
America Movil S.A.B. de C.V. 6.450%, 12/05/2022	MXN	4,000,000	358,117	0.46
America Movil S.A.B. de C.V. 6.125%, 03/30/2040		100,000	124,983	0.16
BBVA Bancomer S.A. 6.500%, 03/10/2021		150,000	171,000	0.22
BBVA Bancomer S.A. 6.750%, 09/30/2022		350,000	402,500	0.52
Cemex Espana Luxembourg 9.875%, 04/30/2019		400,000	458,000	0.59
Cemex Espana Luxembourg 9.250%, 05/12/2020		950,000	1,045,000	1.36
Cemex Finance LLC 9.375%, 10/12/2022		1,100,000	1,262,250	1.64
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		450,000	490,500	0.64
Cemex S.A.B. de C.V. 9.500%, 06/15/2018		200,000	228,000	0.30
Cemex S.A.B. de C.V. 5.875%, 03/25/2019		200,000	203,500	0.26
Comision Federal de Electricidad 5.750%, 02/14/2042		200,000	226,000	0.29
Corp. GEO S.A.B. de C.V. 9.250%, 06/30/2020		100,000	45,500	0.06
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022		200,000	91,000	0.12
Desarrolladora Homex S.A.B. de C.V. 9.500%, 12/11/2019		100,000	60,500	0.08
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020		100,000	60,500	0.08
Empresas ICA S.A.B. de C.V. 8.375%, 07/24/2017		350,000	341,250	0.44
Grupo Papelero Scribe S.A. de C.V. 8.875%, 04/07/2020		100,000	99,000	0.13
Grupo Televisa S.A.B. 6.625%, 03/18/2025		100,000	130,317	0.17
Grupo Televisa S.A.B. 8.500%, 03/11/2032		100,000	145,046	0.19
Mexichem S.A.B. de C.V. 4.875%, 09/19/2022		200,000	217,500	0.28
Mexichem S.A.B. de C.V. 6.750%, 09/19/2042		200,000	229,500	0.30
Petroleos Mexicanos 7.650%, 11/24/2021	MXN	2,800,000	265,396	0.34
RDS Ultra-Deepwater Ltd. 11.875%, 03/15/2017		100,000	110,750	0.14
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/2020		400,000	122,000	0.16
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022		650,000	198,250	0.26
			7,295,109	9.46
Mongolia (Cost $921,340)
Mongolian Mining Corp. 8.875%, 03/29/2017		600,000	614,280	0.80
Trade & Development Bank of Mongolia LLC 8.500%, 10/25/2013		100,000	100,936	0.13
Trade & Development Bank of Mongolia LLC 8.500%, 09/20/2015		200,000	201,523	0.26
			916,739	1.19
Nigeria (Cost $929,844)
Afren PLC 11.500%, 02/01/2016		200,000	237,500	0.31
Afren PLC 10.250%, 04/08/2019		200,000	238,500	0.31
Sea Trucks Group 9.000%, 03/26/2018		500,000	506,250	0.65
			982,250	1.27
Panama (Cost $200,000)
Sable International Finance Ltd. 8.750%, 02/01/2020		200,000	226,500	0.29
			226,500	0.29

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30,2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Paraguay (Cost $369,241)
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016		150,000	$162,750	0.21
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/2022		200,000	218,000	0.28
			380,750	0.49
Peru (Cost $1,162,166)
Ajecorp B.V. 6.500%, 05/14/2022		200,000	218,700	0.28
Banco Internacional del Peru SAA 5.750%, 10/07/2020		100,000	110,250	0.14
BBVA Banco Continental S.A. 5.000%, 08/26/2022		100,000	105,750	0.14
Corp. Azucarera del Peru S.A. 6.375%, 08/02/2022		400,000	428,600	0.56
Southern Copper Corp. 6.750%, 04/16/2040		100,000	115,866	0.15
Transportadora de Gas del Peru S.A. 4.250%, 04/30/2028(2)		200,000	199,800	0.26
			1,178,966	1.53
Philippines (Cost $700,611)
JGSH Philippines Ltd. 4.375%, 01/23/2023		200,000	198,250	0.26
Petron Corp. 7.000%, 11/10/2017	PHP	20,000,000	511,550	0.66
			709,800	0.92
Poland (Cost $3,084,786)
Eileme 1 AB 14.250%, 08/15/2020		400,000	453,000	0.59
Eileme 2 AB 11.625%, 01/31/2020		450,000	534,375	0.69
Eileme 2 AB 11.750%, 01/31/2020	EUR	700,000	1,092,410	1.42
Koleje Mazowieckie Finance AB 6.750%, 03/09/2016	EUR	125,000	170,380	0.22
PKO Finance AB 4.630%, 09/26/2022		200,000	211,800	0.27
Polish Television Holding B.V. 11.250%, 05/15/2017	EUR	500,000	717,738	0.93
			3,179,703	4.12
Qatar (Cost $460,665)
CBQ Finance Ltd. 7.500%, 11/18/2019		100,000	123,000	0.16
Nakilat, Inc. 6.267%, 12/31/2033		94,881	114,079	0.15
Qtel International Finance Ltd. 5.000%, 10/19/2025		200,000	221,000	0.28
			458,079	0.59
Russian Federation (Cost $9,413,714)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		200,000	215,540	0.28
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.750%, 04/28/2021		400,000	453,080	0.59
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		600,000	633,000	0.82
CEDC Finance Corp. International, Inc. 8.875%, 12/01/2016(4)	EUR	200,000	202,810	0.26
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		200,000	209,000	0.27
Evraz Group S.A. 9.500%, 04/24/2018		100,000	112,550	0.15
Far Eastern Shipping Co. 8.750%, 05/02/2020		300,000	302,640	0.39
Gazprom Neft OAO Via GPN Capital S.A. 4.375%, 09/19/2022		200,000	200,250	0.26
Lukoil International Finance B.V. 4.563%, 04/24/2023(2)		200,000	202,500	0.26
Metalloinvest Finance Ltd. 5.625%, 04/17/2020(2)		300,000	299,565	0.39
Novatek OAO via Novatek Finance Ltd. 4.422%, 12/13/2022		200,000	201,250	0.26
Promsvyazbank OJSC Via PSB Finance S.A. 10.200%, 11/06/2019		400,000	430,000	0.56
Rosneft Oil Co. via Rosneft International Finance Ltd. 4.199%, 03/06/2022		200,000	201,000	0.26
Russian Standard Bank Via Russian Standard Finance S.A. 9.250%, 07/11/2017		400,000	434,080	0.56

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30,2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation – (continued)
Russian Standard Bank Via Russian Standard Finance S.A. 10.750%, 04/10/2018		800,000	$872,000	1.13
Sberbank of Russia Via SB Capital S.A. 5.125%, 10/29/2022		200,000	202,620	0.26
Severstal OAO Via Steel Capital S.A. 5.900%, 10/17/2022		200,000	198,540	0.26
Tinkoff Credit Systems Via TCS Finance Ltd. 11.500%, 04/21/2014		200,000	212,188	0.28
Tinkoff Credit Systems Via TCS Finance Ltd. 10.750%, 09/18/2015		800,000	868,000	1.13
Tinkoff Credit Systems Via TCS Finance Ltd. 14.000%, 06/06/2018		200,000	231,500	0.30
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		200,000	211,500	0.27
TNK-BP Finance S.A. 7.875%, 03/13/2018		100,000	120,500	0.16
Uralkali OJSC via Uralkali Finance Ltd. 3.723%, 04/30/2018(2)		200,000	200,500	0.26
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 04/30/2018		200,000	240,180	0.31
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		800,000	915,000	1.19
VimpelCom Holdings B.V. 9.000%, 02/13/2018	RUB	6,000,000	201,627	0.26
VimpelCom Holdings B.V. 7.504%, 03/01/2022		400,000	452,000	0.59
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		200,000	240,500	0.31
VTB Bank OJSC Via VTB Capital S.A. 6.551%, 10/13/2020		100,000	111,625	0.14
VTB Bank OJSC Via VTB Capital S.A. 6.950%, 10/17/2022		200,000	212,000	0.28
			9,587,545	12.44
Saudi Arabia (Cost $216,138)
Saudi Electricity Global Sukuk Co. 4.211%, 04/03/2022		200,000	215,750	0.28
			215,750	0.28
Singapore (Cost $1,289,606)
MMI International Ltd. 8.000%, 03/01/2017		400,000	405,500	0.53
Noble Group Ltd. 6.750%, 01/29/2020		200,000	222,500	0.29
Yanlord Land Group Ltd. 10.625%, 05/04/2017		400,000	456,000	0.59
Yanlord Land Group Ltd. 9.500%, 03/29/2018		200,000	217,500	0.28
			1,301,500	1.69
South Africa (Cost $2,374,612)
African Bank Ltd. 8.125%, 02/24/2017		200,000	222,400	0.29
Edcon Holdings Pty Ltd., FRN 5.703%, 06/15/2015	EUR	600,000	760,539	0.99
Edcon Pty Ltd., FRN 3.453%, 06/15/2014	EUR	59,000	77,700	0.10
Edcon Pty Ltd. 9.500%, 03/01/2018		350,000	361,375	0.47
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	200,000	271,818	0.35
Foodcorp Pty Ltd. 8.750%, 03/01/2018	EUR	200,000	289,071	0.37
Sappi Papier Holding GmbH 8.375%, 06/15/2019		200,000	224,000	0.29
Standard Bank PLC 8.125%, 12/02/2019		200,000	236,000	0.31
			2,442,903	3.17
South Korea (Cost $657,099)
Korea Hydro & Nuclear Power Co. Ltd. 4.750%, 07/13/2021		200,000	225,639	0.29
Shinhan Bank 1.875%, 07/30/2018		200,000	198,907	0.26
Woori Bank Co. Ltd. 5.875%, 04/13/2021		200,000	233,825	0.30
			658,371	0.85

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30,2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Thailand (Cost $212,894)
PTT Global Chemical PCL 4.250%, 09/19/2022		200,000	$212,960	0.28
			212,960	0.28

Turkey (Cost $1,311,424)
Akbank T.A.S. 5.000%, 10/24/2022		200,000	213,000	0.28
KOC Holding A.S. 3.500%, 04/24/2020(2)		200,000	198,750	0.26
Turkiye Garanti Bankasi A.S. 7.375%, 03/07/2018	TRY	400,000	226,155	0.29
Turkiye Halk Bankasi A.S. 3.875%, 02/05/2020		200,000	200,756	0.26
Turkiye Is Bankasi 3.750%, 10/10/2018(2)		200,000	203,500	0.26
Yapi ve Kredi Bankasi A.S. 4.000%, 01/22/2020		200,000	200,500	0.26
Yuksel Insaat A.S. 9.500%, 11/10/2015		100,000	74,000	0.10
			1,316,661	1.71
Ukraine (Cost $2,859,189)
Avangardco Investments Public Ltd. 10.000%, 10/29/2015		100,000	99,000	0.13
DTEK Finance B.V. 9.500%, 04/28/2015		100,000	104,625	0.14
DTEK Finance PLC 7.875%, 04/04/2018(2)		200,000	197,700	0.26
Metinvest B.V. 10.250%, 05/20/2015		500,000	533,750	0.69
Metinvest B.V. 8.750%, 02/14/2018		250,000	255,000	0.33
MHP S.A. 10.250%, 04/29/2015		600,000	635,268	0.82
MHP S.A. 8.250%, 04/02/2020(2)		200,000	198,058	0.26
Mriya Agro Holding PLC 9.450%, 04/19/2018(2)		300,000	294,750	0.38
NTRP Via Interpipe Ltd. 10.250%, 08/02/2017		200,000	172,000	0.22
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		200,000	194,500	0.25
Ukrlandfarming PLC 10.875%, 03/26/2018		200,000	198,250	0.26
			2,882,901	3.74
United Arab Emirates (Cost $6,734,622)
Abu Dhabi National Energy Co. 3.625%, 01/12/2023		200,000	202,800	0.26
Anka a Sukuk Ltd. 10.000%, 08/25/2016	AED	3,600,000	1,028,151	1.33
Dana Gas Sukuk Ltd. 7.500%, 10/31/2049		600,000	562,110	0.73
DP World Ltd. 6.850%, 07/02/2037		350,000	420,438	0.55
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	1,350,000	1,793,439	2.33
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	1,300,000	2,062,266	2.67
Jafz Sukuk Ltd. 7.000%, 06/19/2019		400,000	456,000	0.59
MAF Global Securities Ltd. 5.250%, 07/05/2019		200,000	221,954	0.29
Pyrus Ltd. 7.500%, 12/20/2015		200,000	268,200	0.35
			7,015,358	9.10
Total Debt Securities (Cost $73,161,972)			73,613,241	95.48

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30,2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.		72,168	$25,259	0.03
			25,259	0.03
Kazakhstan (Cost $214,500)
BTA Bank JSC GDR (Registered)		7,399	5,380	0.01
			5,380	0.01
Total Equity Securities (Cost $214,500)			30,639	0.04

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $3,926)
Far East Energy Bermuda Ltd., Exp. 08/23/2014, Strike Price $11.92		186,955	$7,104	0.01

Total Warrants (Cost $3,926)			7,104	0.01

Total Investments (Total Cost $73,380,398)			73,650,984	95.53

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			3,446,654	4.47

Net Assets			$77,097,638	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security has been deemed worthless and is a Level 3 investment. (4) Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

At April 30, 2013, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/03/2013	Union Bank of Switzerland - London	Brazilian Real	602,604	United States Dollar	299,803	$1,279
05/03/2013	Goldman Sachs International Ltd. London	Brazilian Real	1,280,961	United States Dollar	640,480	(468)
05/03/2013	Barclays Wholesale GTS	United States Dollar	950,000	Brazilian Real	1,883,565	8,905
05/20/2013	Deutsche Bank London	United States Dollar	269,892	Euro	206,822	(2,518)
07/22/2013	Barclays Wholesale GTS	United States Dollar	315,297	British Pound	207,063	(6,184)
07/22/2013	Deutsche Bank London	United States Dollar	927,371	British Pound	607,161	(15,293)
07/22/2013	Goldman Sachs International Ltd. London	United States Dollar	790,684	British Pound	518,740	(14,699)
07/22/2013	Bank of America Los Angeles	United States Dollar	423,210	Euro	321,185	(22)
07/22/2013	Barclays Wholesale GTS	United States Dollar	147,036	Euro	112,433	(1,119)
07/22/2013	Chase Manhattan Bank London	United States Dollar	433,134	Euro	332,693	(5,262)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30,2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
07/22/2013	Deutsche Bank London	United States Dollar	6,709,834	Euro	5,133,021	$(54,039)
07/22/2013	HSBC Bank PLC	United States Dollar	62,444	Euro	47,947	(736)
07/22/2013	HSBC Bank PLC	United States Dollar	281,743	Euro	216,332	(3,321)
08/02/2013	Goldman Sachs International Ltd. London	United States Dollar	632,589	Brazilian Real	1,280,961	1,145
08/02/2013	Union Bank of Switzerland - London	United States Dollar	296,164	Brazilian Real	602,604	(887)

Total						$(93,219)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock	$—	$30,639	$—	$30,639
Corporate Bonds	—	69,916,742	—	69,916,742
Corporate Convertible Bonds	—	948,479	—	948,479
Government Bonds	—	122,500	—	122,500
Financial Certificates	—	2,262,011	—	2,262,011
Index Linked Corporate Bonds	—	363,509	—	363,509
Warrants	—	7,104	—	7,104

Total Investments	$—	$73,650,984	$—	$73,650,984

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$11,329	$—	$11,329
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(104,548)	—	(104,548)

Total Other Financial Instruments	$—	$(93,219)	$—	$(93,219)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At April 30, 2013 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30,2013 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2013:

Derivatives Not Accounted for as Hedging Instruments
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$11,329

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(104,548)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Month Period Ended April 30, 2013:

Derivatives Not Accounted for as Hedging Instruments Foreign Exchange

Realized Gain on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$119,941

Net Change in Unrealized Depreciation on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(87,144)

*	See note 9 in the Notes to the Financial Statements for additional information.

At April 30, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$73,380,398

Gross tax appreciation of investments	$1,703,131
Gross tax depreciation of investments	(1,432,545)

Net tax appreciation of investments	$270,586

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $6,771,186)
Brazil (Fed Rep of) 8.500%, 01/05/2024	BRL	2,560,000	$1,424,106	1.48
Brazil Letras do Tesouro Nacional 7.050%, 01/01/2015(2)	BRL	3,250,000	1,418,249	1.48
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2016	BRL	30,000	37,059	0.04
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2020	BRL	2,280,000	2,968,381	3.10
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2050	BRL	540,000	786,981	0.82
			6,634,776	6.92
Chile (Cost $289,546)
Chile (Rep of) 5.500%, 08/05/2020	CLP	131,000,000	294,378	0.31
			294,378	0.31
Colombia (Cost $3,338,172)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,036,000,000	678,620	0.71
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,683,000,000	1,153,424	1.20
Colombia (Rep of) 4.375%, 03/21/2023	COP	602,000,000	333,113	0.35
Colombia (Rep of) 9.850%, 06/28/2027	COP	275,000,000	233,822	0.24
Colombian TES 10.000%, 07/24/2024	COP	656,000,000	514,783	0.54
Colombian TES 7.500%, 08/26/2026	COP	1,095,000,000	726,146	0.76
			3,639,908	3.80
Ghana (Cost $171,870)
Ghana (Rep of) 21.000%, 10/26/2015	GHS	320,000	170,202	0.18
			170,202	0.18
Hungary (Cost $3,714,971)
Hungary (Rep of) 7.750%, 08/24/2015	HUF	229,170,000	1,082,958	1.13
Hungary (Rep of) 5.500%, 12/22/2016	HUF	133,700,000	603,511	0.63
Hungary (Rep of) 6.750%, 11/24/2017	HUF	274,260,000	1,295,635	1.35
Hungary (Rep of) 7.000%, 06/24/2022	HUF	184,000,000	903,169	0.95
			3,885,273	4.06
India (Cost $847,008)
India (Rep of) 8.070%, 07/03/2017	INR	35,000,000	662,165	0.69
India (Rep of) 8.330%, 07/09/2026	INR	10,000,000	193,978	0.20
			856,143	0.89
Indonesia (Cost $423,943)
Indonesia Treasury Bond 6.125%, 05/15/2028	IDR	4,100,000,000	421,811	0.44
			421,811	0.44
Malaysia (Cost $4,384,081)
Malaysia (Rep of) 4.012%, 09/15/2017	MYR	2,420,000	821,997	0.86
Malaysia (Rep of) 3.314%, 10/31/2017	MYR	1,150,000	379,920	0.40
Malaysia (Rep of) 3.580%, 09/28/2018	MYR	1,600,000	534,364	0.56
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	2,359,000	823,240	0.86
Malaysia (Rep of) 3.492%, 03/31/2020	MYR	2,400,000	797,142	0.83
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	2,330,000	808,605	0.84
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	400,000	142,229	0.15
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	535,000	191,951	0.20
			4,499,448	4.70
Mexico (Cost $3,342,683)
Mexican Bonos 8.500%, 05/31/2029	MXN	1,500,000	172,259	0.18
Mexican Bonos 7.750%, 05/29/2031	MXN	4,300,000	466,060	0.49

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Mexican Bonos 10.000%, 11/20/2036	MXN	10,450,000	$1,406,051	1.47
Mexican Bonos 8.500%, 11/18/2038	MXN	5,600,000	666,428	0.69
Mexican Bonos 7.750%, 11/13/2042	MXN	8,000,000	894,683	0.93
Mexican Udibonos 4.000%, 11/15/2040	MXN	930,000	543,075	0.57
			4,148,556	4.33
Nigeria (Cost $2,829,348)
Nigeria (Rep of) 16.000%, 06/29/2019	NGN	78,000,000	576,065	0.60
Nigeria (Rep of) 16.390%, 01/27/2022	NGN	79,500,000	627,295	0.65
Nigeria Treasury Bill 11.000%, 06/27/2013(2)	NGN	20,000,000	124,315	0.13
Nigeria Treasury Bill 12.880%, 08/08/2013(2)	NGN	54,500,000	334,247	0.35
Nigeria Treasury Bill 10.680%, 09/26/2013(2)	NGN	73,000,000	439,548	0.46
Nigeria Treasury Bill 10.340%, 03/20/2014(2)	NGN	20,000,000	114,081	0.12
Nigeria Treasury Bill 10.440%, 04/10/2014(2)	NGN	50,000,000	283,924	0.30
Nigeria Treasury Bill 10.910%, 04/24/2014(2)	NGN	60,000,000	339,262	0.35
			2,838,737	2.96
Peru (Cost $1,066,623)
Peru (Rep of) 8.600%, 08/12/2017	PEN	710,000	328,647	0.34
Peru (Rep of) 7.840%, 08/12/2020	PEN	999,000	472,928	0.50
Peru (Rep of) 8.200%, 08/12/2026	PEN	387,000	203,559	0.21
Peru (Rep of) 6.950%, 08/12/2031	PEN	530,000	249,780	0.26
			1,254,914	1.31
Philippines (Cost $520,706)
Philippines (Rep of) 6.250%, 01/14/2036	PHP	20,000,000	634,759	0.66
			634,759	0.66
Poland (Cost $4,123,797)
Poland (Rep of) 3.000%, 08/24/2016	PLN	3,840,000	1,649,779	1.72
Poland (Rep of) 5.750%, 10/25/2021	PLN	1,130,000	426,273	0.45
Poland (Rep of) 5.750%, 09/23/2022	PLN	4,510,000	1,721,517	1.80
Poland (Rep of) 2.750%, 08/25/2023	PLN	800,000	328,794	0.34
Poland (Rep of) 5.750%, 04/25/2029	PLN	990,000	397,429	0.41
			4,523,792	4.72
Romania (Cost $1,361,141)
Romania (Rep of) 5.850%, 07/28/2014	RON	1,520,000	467,969	0.49
Romania (Rep of) 5.800%, 10/26/2015	RON	1,460,000	452,348	0.47
Romania (Rep of) 5.900%, 07/26/2017	RON	760,000	239,596	0.25
Romania (Rep of) 5.600%, 11/28/2018	RON	170,000	53,072	0.06
Romania (Rep of) 5.750%, 04/29/2020	RON	400,000	125,394	0.13
Romania (Rep of) 5.850%, 04/26/2023	RON	270,000	85,695	0.09
			1,424,074	1.49
Russian Federation (Cost $11,708,881)
Russian Federal Bond - OFZ 7.350%, 01/20/2016	RUB	9,740,000	324,883	0.34
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	18,430,000	610,007	0.64
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	73,893,000	2,496,070	2.61
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	84,172,000	2,849,508	2.97
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	21,834,000	746,869	0.78
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	57,487,000	1,980,289	2.07
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	19,700,000	684,526	0.71
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	22,280,000	780,016	0.81
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	31,979,000	1,162,200	1.21
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	12,637,000	416,643	0.44
			12,051,011	12.58
South Africa (Cost $10,828,429)
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	17,950,000	2,202,968	2.30
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	14,410,000	1,774,934	1.85

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa - (continued)
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	18,770,000	$2,316,716	2.42
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	9,400,000	1,392,585	1.46
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	17,650,000	1,908,112	1.99
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	4,010,000	383,287	0.40
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	4,420,000	428,327	0.45
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	2,800,000	347,489	0.36
			10,754,418	11.23
Thailand (Cost $3,741,127)
Thailand (Rep of) 3.625%, 05/22/2015	THB	2,500,000	86,516	0.09
Thailand (Rep of) 3.450%, 03/08/2019	THB	2,500,000	86,637	0.09
Thailand (Rep of) 3.875%, 06/13/2019	THB	7,000,000	248,013	0.26
Thailand (Rep of) 1.200%, 07/14/2021	THB	15,000,000	547,697	0.57
Thailand (Rep of) 3.650%, 12/17/2021	THB	36,200,000	1,261,987	1.32
Thailand (Rep of) 5.500%, 03/13/2023	THB	1,700,000	68,022	0.07
Thailand (Rep of) 3.625%, 06/16/2023	THB	11,185,000	387,832	0.40
Thailand (Rep of) 4.750%, 12/20/2024	THB	5,280,000	201,373	0.21
Thailand (Rep of) 3.580%, 12/17/2027	THB	10,600,000	363,390	0.38
Thailand (Rep of) 1.250%, 03/12/2028	THB	9,000,000	311,501	0.33
Thailand (Rep of) 5.670%, 03/13/2028	THB	1,000,000	41,935	0.04
Thailand (Rep of) 3.775%, 06/25/2032	THB	8,000,000	270,262	0.28
			3,875,165	4.04
Turkey (Cost $5,862,703)
Turkey (Rep of) 9.000%, 05/21/2014	TRY	1,147,000	945,579	0.99
Turkey (Rep of) 4.000%, 04/01/2020	TRY	741,000	621,861	0.65
Turkey (Rep of) 9.500%, 01/12/2022	TRY	730,000	493,318	0.51
Turkey (Rep of) 3.000%, 02/23/2022	TRY	3,770,000	2,677,752	2.79
Turkey (Rep of) 8.500%, 09/14/2022	TRY	1,470,000	949,647	0.99
Turkey (Rep of) 7.100%, 03/08/2023	TRY	1,000,000	591,549	0.62
			6,279,706	6.55
Uruguay (Cost $1,403,645)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	6,200,000	628,995	0.65
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	1,929,000	200,173	0.21
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	5,200,000	391,360	0.41
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	2,570,000	256,050	0.27
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	1,800,000	94,317	0.10
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	700,000	103,485	0.11
			1,674,380	1.75
Total Debt Securities (Cost $66,729,860)			69,861,451	72.92

	Currency(1)	Number of Contracts	Value	% of Net Assets
Purchased Options

United States (Cost $141,714)
Euro Volatility Quoted American Style Options, Exp. 09/11/2013, Strike Price $1.2709/11/2013	EUR	3,800,000	$41,273	0.04
Euro Volatility Quoted American Style Options, Exp. 07/12/2013, Strike Price $1.3107/12/2013	EUR	3,350,000	52,300	0.06
Total Purchased Options (Cost $141,714)			93,573	0.10
Total Investments in Securities (Cost $66,871,574)			69,955,024	73.02

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Fully Funded Total Return Swaps

India (Cost $3,010,872)
India (Rep of), Issued by HSBC 7.490%, 04/16/2017	INR	4,960,000	$91,766	0.10
India (Rep of), Issued by HSBC 8.070%, 07/03/2017	INR	11,000,000	208,109	0.22
India (Rep of), Issued by HSBC 8.070%, 07/03/2017	INR	10,660,000	201,677	0.21
India (Rep of), Issued by HSBC 7.830%, 04/11/2018	INR	15,440,000	289,819	0.30
India (Rep of), Issued by Standard Chartered, 7.830%, 04/11/2018	INR	47,300,000	901,747	0.94
India (Rep of), Issued by Standard Chartered, 8.190%, 01/16/2020	INR	45,000,000	860,940	0.90
India (Rep of), Issued by Standard Chartered, 8.330%, 07/09/2026	INR	23,000,000	446,149	0.46
			3,000,207	3.13
Indonesia (Cost $5,571,821)
Indonesia (Rep of), Issued by Barclays, 9.500%, 07/15/2031	IDR	2,932,000,000	402,667	0.42
Indonesia (Rep of), Issued by Credit Suisse, 9.500%, 06/15/2015	IDR	1,500,000,000	169,793	0.18
Indonesia (Rep of), Issued by Credit Suisse, 8.375%, 09/15/2026	IDR	2,100,000,000	260,382	0.27
Indonesia (Rep of), Issued by Deutsche Bank, 11.500%, 09/15/2019	IDR	10,536,000,000	1,446,926	1.51
Indonesia (Rep of), Issued by Deutsche Bank, 7.000%, 05/15/2027	IDR	4,300,000,000	477,984	0.50
Indonesia (Rep of), Issued by Deutsche Bank, 7.000%, 05/15/2027	IDR	900,000,000	100,043	0.10
Indonesia (Rep of), Issued by Deutsche Bank, 9.500%, 07/15/2031	IDR	3,200,000,000	439,473	0.46
Indonesia (Rep of), Issued by Deutsche Bank, 6.625%, 05/15/2033	IDR	1,000,000,000	105,195	0.11
Indonesia (Rep of), Issued by Deutsche Bank, 6.625%, 05/15/2033	IDR	470,000,000	49,441	0.05
Indonesia (Rep of), Issued by HSBC, 10.500%, 08/15/2030	IDR	2,180,000,000	321,843	0.34
Indonesia (Rep of), Issued by HSBC, 9.500%, 07/15/2031	IDR	2,350,000,000	322,738	0.34
Indonesia (Rep of), Issued by HSBC, 9.500%, 07/15/2031	IDR	4,200,000,000	518,014	0.54
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 09/15/2026	IDR	3,500,000,000	433,971	0.45

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	4,900,000,000	$723,408	0.75
			5,771,878	6.02
Total Fully Funded Total Return Swaps (Cost $8,582,693)			8,772,085	9.15

Total Investments (Total Cost $75,454,267)			78,727,109	82.17

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			17,077,366	17.83

Net Assets			$95,804,475	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

At April 30, 2013, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	8,562,600	United States Dollar	1,340,000	$49,299
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	158,120	United States Dollar	24,864	792
05/02/2013	Standard Chartered London	United States Dollar	220,423	Chinese Offshore Yuan	1,413,570	(8,932)
05/02/2013	Standard Chartered London	United States Dollar	1,149,375	Chinese Offshore Yuan	7,307,150	(36,225)
05/03/2013	Goldman Sachs International Ltd. London	Brazilian Real	1,493,078	United States Dollar	746,539	(546)
05/03/2013	HSBC Bank PLC	Brazilian Real	1,106,689	United States Dollar	537,463	15,478
05/03/2013	Morgan Stanley & Co. International	Brazilian Real	1,641,692	United States Dollar	820,641	(395)
05/03/2013	Union Bank of Switzerland - London	Brazilian Real	1,474,694	United States Dollar	733,679	3,129
05/03/2013	Bank of America Los Angeles	United States Dollar	900,000	Brazilian Real	1,781,667	9,817
05/03/2013	Barclays Wholesale GTS	United States Dollar	600,000	Brazilian Real	1,200,401	238
05/03/2013	Barclays Wholesale GTS	United States Dollar	230,000	Brazilian Real	465,750	(2,705)
05/03/2013	Barclays Wholesale GTS	United States Dollar	940,000	Brazilian Real	1,911,575	(15,089)
05/03/2013	Union Bank of Switzerland - London	United States Dollar	180,000	Brazilian Real	356,760	1,750
05/06/2013	Liaison	United States Dollar	23,978	Russian Ruble	746,630	22
05/15/2013	Barclays Wholesale GTS	Indonesian Rupiah	1,851,550,000	United States Dollar	190,000	171
05/15/2013	Deutsche Bank London	Indonesian Rupiah	7,538,627,118	United States Dollar	769,169	5,116
05/15/2013	Standard Chartered London	Indonesian Rupiah	1,587,151,620	United States Dollar	162,037	978
05/15/2013	Barclays Wholesale GTS	Philippine Peso	45,506,892	United States Dollar	1,118,518	(12,706)
05/15/2013	HSBC Bank PLC	Philippine Peso	14,208,892	United States Dollar	343,583	1,691
05/15/2013	Deutsche Bank London	United States Dollar	434,191	Indonesian Rupiah	4,232,061,000	(480)
05/15/2013	Citibank London	United States Dollar	1,261,668	Philippine Peso	51,670,353	6,086
05/15/2013	HSBC Bank PLC	United States Dollar	150,000	Philippine Peso	6,103,500	1,686
05/16/2013	Barclays Wholesale GTS	Indian Rupee	51,471,298	United States Dollar	940,000	15,384
05/16/2013	Deutsche Bank London	United States Dollar	2,045,004	Indian Rupee	112,833,087	(49,346)
05/16/2013	HSBC Bank PLC	United States Dollar	661,765	Indian Rupee	36,000,000	(6,449)
05/17/2013	Citibank London	Colombian Peso	30,539,479	United States Dollar	16,799	(88)
05/17/2013	Citibank London	Colombian Peso	91,503,722	United States Dollar	50,333	(263)
05/17/2013	Citibank London	Colombian Peso	115,547,942	United States Dollar	63,559	(332)
05/17/2013	Deutsche Bank London	Colombian Peso	25,673,842	United States Dollar	13,879	170
05/17/2013	HSBC Bank PLC	Colombian Peso	85,427,764	United States Dollar	46,436	310
05/17/2013	HSBC Bank PLC	Colombian Peso	77,198,975	United States Dollar	42,076	167

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/17/2013	HSBC Bank PLC	Colombian Peso	128,070,702	United States Dollar	69,974	$106
05/17/2013	HSBC Bank PLC	Colombian Peso	167,381,302	United States Dollar	91,590	1
05/17/2013	HSBC Bank PLC	Colombian Peso	144,091,735	United States Dollar	79,215	(368)
05/17/2013	Bank of America Los Angeles	Mexican Peso	2,115,137	United States Dollar	170,000	3,942
05/17/2013	Citibank London	Mexican Peso	40,987,097	United States Dollar	3,241,881	128,772
05/17/2013	Deutsche Bank London	Mexican Peso	10,662,168	United States Dollar	844,000	32,824
05/17/2013	Deutsche Bank London	Mexican Peso	3,280,581	United States Dollar	270,000	(215)
05/17/2013	HSBC Bank PLC	Mexican Peso	1,560,000	United States Dollar	123,770	4,519
05/17/2013	Bank of America Los Angeles	Peruvian Neuevo Sol	823,176	United States Dollar	319,494	(8,432)
05/17/2013	Citibank London	Peruvian Neuevo Sol	699,851	United States Dollar	269,744	(5,284)
05/17/2013	Deutsche Bank London	Thai Baht	27,112,500	United States Dollar	900,000	22,821
05/17/2013	Union Bank of Switzerland - London	United States Dollar	123,749	Chilean Peso	58,133,335	621
05/17/2013	Union Bank of Switzerland - London	United States Dollar	813,788	Colombian Peso	1,492,243,825	(2,766)
05/17/2013	Deutsche Bank London	United States Dollar	980,000	Peruvian Neuevo Sol	2,537,220	21,234
05/17/2013	Barclays Wholesale GTS	United States Dollar	105,000	Thai Baht	3,053,925	1,054
05/17/2013	Deutsche Bank London	United States Dollar	105,000	Thai Baht	3,052,875	1,090
05/17/2013	Deutsche Bank London	United States Dollar	34,393	Thai Baht	1,000,000	356
05/17/2013	HSBC Bank PLC	United States Dollar	190,000	Thai Baht	5,582,390	(6)
05/17/2013	HSBC Bank PLC	United States Dollar	790,000	Thai Baht	23,264,394	(1,844)
05/17/2013	Northern Trust Securities	United States Dollar	323,691	Thai Baht	9,303,860	7,018
05/21/2013	Union Bank of Switzerland - London	Russian Ruble	27,715,188	United States Dollar	910,000	(23,027)
05/21/2013	Bank of America Los Angeles	United States Dollar	590,120	Russian Ruble	18,600,000	(5,138)
05/21/2013	Goldman Sachs International Ltd. London	United States Dollar	554,194	Russian Ruble	17,487,600	(5,463)
05/22/2013	Deutsche Bank London	Malaysian Ringgit	668,360	United States Dollar	220,000	(590)
05/22/2013	HSBC Bank PLC	Malaysian Ringgit	960,014	United States Dollar	308,488	6,667
05/22/2013	Standard Chartered London	Malaysian Ringgit	610,889	United States Dollar	197,884	2,659
05/22/2013	Morgan Stanley & Co. International	United States Dollar	230,000	Malaysian Ringgit	711,850	(3,687)
05/24/2013	Bank of America Los Angeles	Korean Won	1,054,774,000	United States Dollar	940,000	17,475
05/24/2013	Chase Manhattan Bank London	Philippine Peso	3,629,647	United States Dollar	89,312	(1,103)
05/24/2013	Citibank London	United States Dollar	88,638	Philippine Peso	3,629,647	429
05/24/2013	HSBC Bank PLC	United States Dollar	122,779	Philippine Peso	5,046,200	143
05/31/2013	Bank of America Los Angeles	Hungarian Forint	41,059,566	United States Dollar	180,000	26
05/31/2013	Barclays Wholesale GTS	Hungarian Forint	21,630,000	United States Dollar	96,427	(1,590)
05/31/2013	Goldman Sachs International Ltd. London	Hungarian Forint	80,969,000	United States Dollar	350,000	5,009
05/31/2013	Bank of America Los Angeles	Polish Zloty	1,025,855	United States Dollar	320,000	3,886
05/31/2013	Barclays Wholesale GTS	Polish Zloty	21,317,563	United States Dollar	6,776,623	(46,184)
05/31/2013	Union Bank of Switzerland - London	Polish Zloty	752,634	United States Dollar	228,703	8,921
05/31/2013	Bank of America Los Angeles	Romanian Leu	343,972	United States Dollar	100,000	4,327
05/31/2013	Citibank London	Romanian Leu	941,360	United States Dollar	280,000	5,514
05/31/2013	Citibank London	Romanian Leu	831,809	United States Dollar	249,239	3,049
05/31/2013	Union Bank of Switzerland - London	Romanian Leu	371,106	United States Dollar	110,000	2,556
05/31/2013	Union Bank of Switzerland - London	Romanian Leu	28,181	United States Dollar	8,411	136
05/31/2013	Chase Manhattan Bank London	Russian Ruble	5,305,682	United States Dollar	170,000	(495)
05/31/2013	CSFB Global Foreign Exchange London	Russian Ruble	8,135,050	United States Dollar	256,375	3,522
05/31/2013	CSFB Global Foreign Exchange London	Russian Ruble	4,428,578	United States Dollar	142,830	(1,346)
05/31/2013	Deutsche Bank London	Russian Ruble	5,577,500	United States Dollar	179,630	(1,440)
05/31/2013	HSBC Bank PLC	Russian Ruble	20,303,232	United States Dollar	645,449	3,196
05/31/2013	Union Bank of Switzerland - London	Russian Ruble	16,737,240	United States Dollar	540,000	(5,281)
05/31/2013	Deutsche Bank London	South African Rand	3,226,000	United States Dollar	360,000	(2,046)
05/31/2013	HSBC Bank PLC	South African Rand	16,692,920	United States Dollar	1,850,000	2,229
05/31/2013	Union Bank of Switzerland - London	South African Rand	1,611,303	United States Dollar	174,123	4,666
05/31/2013	Bank of America Los Angeles	Turkish Lira	165,015	United States Dollar	90,000	1,730
05/31/2013	Citibank London	Turkish Lira	3,056,071	United States Dollar	1,682,117	16,734
05/31/2013	CSFB Global Foreign Exchange London	Turkish Lira	636,972	United States Dollar	350,000	4,089
05/31/2013	HSBC Bank PLC	Turkish Lira	3,056,071	United States Dollar	1,683,693	15,159
05/31/2013	Deutsche Bank London	United States Dollar	950,000	Hungarian Forint	217,554,750	(3,871)
05/31/2013	Union Bank of Switzerland - London	United States Dollar	45,951	Hungarian Forint	10,890,000	(1,796)
05/31/2013	Deutsche Bank London	United States Dollar	137,295	Polish Zloty	450,000	(4,780)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/31/2013	Goldman Sachs International Ltd. London	United States Dollar	940,000	Polish Zloty	3,043,156	$(20,794)
05/31/2013	HSBC Bank PLC	United States Dollar	392,893	Polish Zloty	1,287,352	(13,554)
05/31/2013	Barclays Wholesale GTS	United States Dollar	37,454	Romanian Leu	130,000	(1,975)
05/31/2013	Deutsche Bank London	United States Dollar	130,000	Romanian Leu	438,462	(2,986)
05/31/2013	ING Bank Amsterdam	United States Dollar	129,206	Romanian Leu	434,443	(2,560)
05/31/2013	Northern Trust Securities	United States Dollar	52,296	Romanian Leu	175,966	(1,074)
05/31/2013	Northern Trust Securities	United States Dollar	84,480	Romanian Leu	282,729	(1,272)
05/31/2013	Barclays Wholesale GTS	United States Dollar	1,180,000	Russian Ruble	36,715,700	7,013
05/31/2013	Chase Manhattan Bank London	United States Dollar	172,472	Russian Ruble	5,450,000	(1,644)
05/31/2013	CSFB Global Foreign Exchange London	United States Dollar	1,390,000	Russian Ruble	43,978,071	(15,004)
05/31/2013	Deutsche Bank London	United States Dollar	403,232	Russian Ruble	12,594,352	870
05/31/2013	Deutsche Bank London	United States Dollar	160,000	Russian Ruble	4,983,184	798
05/31/2013	Union Bank of Switzerland - London	United States Dollar	778,432	Russian Ruble	24,044,974	10,247
05/31/2013	Bank of America Los Angeles	United States Dollar	908,811	South African Rand	8,200,970	(1,160)
05/31/2013	Bank of America Los Angeles	United States Dollar	170,000	South African Rand	1,579,074	(5,212)
05/31/2013	CSFB Global Foreign Exchange London	United States Dollar	500,000	South African Rand	4,567,000	(6,749)
05/31/2013	CSFB Global Foreign Exchange London	United States Dollar	440,000	South African Rand	4,026,792	(6,809)
05/31/2013	Deutsche Bank London	United States Dollar	913,086	South African Rand	8,200,970	3,115
05/31/2013	HSBC Bank PLC	United States Dollar	720,529	South African Rand	6,627,790	(14,883)
05/31/2013	Bank of America Los Angeles	United States Dollar	130,000	Turkish Lira	236,370	(1,397)
05/31/2013	Deutsche Bank London	United States Dollar	543,690	Turkish Lira	998,650	(11,453)
06/03/2013	Union Bank of Switzerland - London	Peruvian Neuevo Sol	1,666,560	United States Dollar	630,000	(978)
06/04/2013	Morgan Stanley & Co. International	Brazilian Real	1,038,596	United States Dollar	520,000	(3,098)
06/10/2013	HSBC Bank PLC	Polish Zloty	6,561,578	United States Dollar	2,046,337	23,825
06/10/2013	Barclays Wholesale GTS	United States Dollar	586,905	Polish Zloty	1,848,956	3,564
06/10/2013	Deutsche Bank London	United States Dollar	1,005,406	Polish Zloty	3,106,302	25,375
06/10/2013	Deutsche Bank London	United States Dollar	390,257	Polish Zloty	1,231,174	1,824
06/10/2013	Union Bank of Switzerland - London	United States Dollar	880,000	Polish Zloty	2,784,760	1,415
06/14/2013	Bank of America Los Angeles	Mexican Peso	23,430,917	United States Dollar	1,930,043	(7,669)
06/14/2013	Barclays Wholesale GTS	Mexican Peso	3,000,000	United States Dollar	241,043	5,090
06/14/2013	Goldman Sachs International Ltd. London	Mexican Peso	10,561,131	United States Dollar	850,000	16,481
06/14/2013	HSBC Bank PLC	Mexican Peso	1,900,000	United States Dollar	152,733	3,151
06/14/2013	Morgan Stanley & Co. International	Mexican Peso	3,233,547	United States Dollar	264,925	369
06/14/2013	Barclays Wholesale GTS	Thai Baht	45,133,519	United States Dollar	1,509,886	23,840
06/14/2013	Union Bank of Switzerland - London	Thai Baht	4,964,082	United States Dollar	170,558	(1,868)
06/14/2013	Citibank London	United States Dollar	467,000	Mexican Peso	5,829,094	(11,244)
06/14/2013	Deutsche Bank London	United States Dollar	330,000	Mexican Peso	4,020,139	170
06/17/2013	Deutsche Bank London	United States Dollar	1,077,973	Indian Rupee	60,000,000	(32,568)
06/18/2013	Deutsche Bank London	Malaysian Ringgit	7,928,940	United States Dollar	2,539,780	59,414
06/24/2013	Deutsche Bank London	Taiwan Dollar	6,281,100	United States Dollar	210,000	3,262
06/24/2013	Chase Manhattan Bank London	United States Dollar	2,256,216	Taiwan Dollar	66,862,950	(13,981)
06/24/2013	Morgan Stanley & Co. International	United States Dollar	70,000	Taiwan Dollar	2,085,300	(802)
06/28/2013	Citibank London	Romanian Leu	1,129,752	United States Dollar	340,000	1,819
06/28/2013	HSBC Bank PLC	Russian Ruble	1,273,226	United States Dollar	40,783	(307)
06/28/2013	Deutsche Bank London	United States Dollar	284,147	Russian Ruble	9,096,414	(5,028)
06/28/2013	HSBC Bank PLC	United States Dollar	221,455	Russian Ruble	6,934,427	1,010
07/12/2013	Barclays Wholesale GTS	Thai Baht	25,755,709	United States Dollar	873,549	311
07/12/2013	Deutsche Bank London	Thai Baht	29,354,990	United States Dollar	995,337	641
07/15/2013	Barclays Wholesale GTS	Malaysian Ringgit	6,138,316	United States Dollar	1,993,283	15,764
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	4,780,030	United States Dollar	740,000	33,311
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	125,800	United States Dollar	19,705	647
07/17/2013	Standard Chartered London	United States Dollar	19,710	Chinese Offshore Yuan	125,800	(642)
07/17/2013	Standard Chartered London	United States Dollar	742,587	Chinese Offshore Yuan	4,780,030	(30,725)
07/23/2013	Union Bank of Switzerland - London	Thai Baht	18,097,598	United States Dollar	613,166	479
07/26/2013	Deutsche Bank London	Mexican Peso	21,219,736	United States Dollar	1,742,894	(8,266)
07/31/2013	Union Bank of Switzerland - London	Czech Koruna	429,984	United States Dollar	21,707	258
07/31/2013	Barclays Wholesale GTS	Hungarian Forint	37,008,080	United States Dollar	158,978	2,385
08/02/2013	Goldman Sachs International Ltd. London	United States Dollar	737,341	Brazilian Real	1,493,078	1,334

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2013	Morgan Stanley & Co. International	United States Dollar	810,532	Brazilian Real	1,641,692	$1,267
08/02/2013	Union Bank of Switzerland - London	United States Dollar	724,772	Brazilian Real	1,474,694	(2,172)
09/04/2013	Barclays Wholesale GTS	Brazilian Real	6,757,403	United States Dollar	3,273,935	39,861
09/04/2013	Union Bank of Switzerland - London	Brazilian Real	2,193,032	United States Dollar	1,087,166	(11,715)
09/18/2013	CSFB Global Foreign Exchange London	Argentine Peso	642,286	United States Dollar	100,000	5,086
09/23/2013	Union Bank of Switzerland - London	Argentine Peso	639,000	United States Dollar	100,000	3,742
09/25/2013	Citibank London	Argentine Peso	652,150	United States Dollar	100,000	5,548
09/27/2013	Union Bank of Switzerland - London	Argentine Peso	835,900	United States Dollar	130,000	4,866
09/30/2013	Citibank London	Argentine Peso	1,047,136	United States Dollar	160,000	8,155
10/03/2013	Citibank London	Argentine Peso	1,236,900	United States Dollar	190,000	7,692
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,218,720	United States Dollar	1,080,000	67,320
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	8,846,915	United States Dollar	1,349,129	56,971
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	22,111	United States Dollar	3,374	141
04/13/2015	HSBC Bank PLC	United States Dollar	670,000	Chinese Offshore Yuan	4,330,210	(18,230)
04/13/2015	HSBC Bank PLC	United States Dollar	670,000	Chinese Offshore Yuan	4,343,945	(20,413)
04/13/2015	HSBC Bank PLC	United States Dollar	1,130,000	Chinese Offshore Yuan	7,413,591	(48,292)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	7,307,150	United States Dollar	1,113,895	46,950
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	1,413,570	United States Dollar	213,337	11,229
05/04/2015	Standard Chartered London	United States Dollar	1,340,000	Chinese Offshore Yuan	8,720,720	(45,410)
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	4,780,030	United States Dollar	719,234	39,617
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	125,800	United States Dollar	19,129	843
07/17/2015	Standard Chartered London	United States Dollar	740,000	Chinese Offshore Yuan	4,905,830	(38,823)

						$324,769

At April 30, 2013, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/(Loss)	Counterparty
Brazil CETIP Interbank
Deposit Rate	9.644%	BRL	4,688,715	01/02/2017	$142,093	HSBC
Mexico Interbank TIIE 28 Day Rate	6.320%	MXN	23,000,000	11/15/2027	123,883	Barclays Capital
Mexico Interbank TIIE 28 Day Rate	6.080%	MXN	7,000,000	02/10/2028	29,808	HSBC
MYR-KLIBOR-BNM 3 Month	3.725%	MYR	1,300,000	04/09/2023	7,803	Barclays Capital
WIBOR Poland 6 Month	3.600%	PLN	11,000,000	12/07/2017	113,495	HSBC
WIBOR Poland 6 Month	3.865%	PLN	5,000,000	02/22/2023	107,398	HSBC
WIBOR Poland 6 Month	3.355%	PLN	2,000,000	04/11/2023	14,883	HSBC
1.820%	Singapore Offer Rate Fixing 6 Month	SGD	1,140,000	06/14/2022	(29,403)	Barclays Capital
Singapore Offer Rate Fixing 6 Month	2.760%	SGD	660,000	06/14/2032	38,227	Barclays Capital

					$548,187

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Government Bonds	$—	$56,966,416	$—	$56,966,416
Index Linked Government Bonds	—	12,895,035	—	12,895,035
Fully Funded Total Return Swaps	—	8,772,085	—	8,772,085
Purchased Options		93,573	—	93,573
Total Investments	$—	$78,727,109	$—	$78,727,109

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$995,834	$—	$995,834
Interest Rate Swap Contracts	—	577,590	—	577,590
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(671,065)	—	(671,065)
Interest Rate Swap Contracts	—	(29,403)	—	(29,403)
Total Other Financial Instruments	$—	$872,956	$—	$872,956

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At April 30, 2013, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2013:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange	Fixed Income/ Interest Rate
Assets:
Unrealized Appreciation on Interest Rate Swap Contracts	$—	$577,590
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	995,834	—
	$995,834	$577,590

Liabilities:
Unrealized Depreciation on Interest Rate Swap Contracts	$—	$(29,403)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(671,065)	—
	$(671,065)	$(29,403)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Month Period Ended April 30, 2013:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange	Fixed Income/ Interest Rate
Realized Gain on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$1,004,521	$—
Net Realized Gain on Interest Rate Swap Contracts	—	226,762
	$1,004,521	$226,762

Net Change in Unrealized Appreciation on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$114,674	$—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	233,064
	$114,674	$233,064

* See note 9 in the Notes to the Financial Statements for additional information.

At April 30, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$75,465,954
Gross tax appreciation of investments	$3,854,610
Gross tax depreciation of investments	(593,455)
Net tax appreciation of investments	$3,261,155

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CURRENCY FUND(A)

SCHEDULE OF INVESTMENTS

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Mexico (Cost $6,386,890)
Mexican Bonos 9.000%, 06/20/2013	MXN	45,300,000	$3,754,972	7.29
Mexican Bonos 8.000%, 12/19/2013	MXN	35,000,000	2,955,095	5.74
			6,710,067	13.03
Nigeria (Cost $828,428)
Nigeria Treasury Bill 11.000%, 06/27/2013(2)	NGN	20,000,000	124,315	0.24
Nigeria Treasury Bill 14.520%, 08/08/2013(2)	NGN	40,200,000	246,545	0.48
Nigeria Treasury Bill 10.770%, 09/26/2013(2)	NGN	30,000,000	180,636	0.35
Nigeria Treasury Bill 10.430%, 04/10/2014(2)	NGN	10,000,000	56,785	0.11
Nigeria Treasury Bill 10.910%, 04/24/2014(2)	NGN	40,000,000	226,175	0.44
			834,456	1.62
Romania (Cost $273,100)
Romania Government Bond 5.850%, 07/28/2014	RON	900,000	277,087	0.54
			277,087	0.54
Turkey (Cost $2,889,985)
Turkey (Rep of) 6.370%, 09/11/2013(2)	TRY	4,400,000	2,412,705	4.68
Turkiye Garanti Bankasi AS 6.790%, 11/15/2013(2)	TRY	931,107	504,270	0.98
			2,916,975	5.66
Total Debt Securities (Cost $10,378,403)			10,738,585	20.85

Short-Term Investments

ABN Amro Bank Jersey, Time Deposit 0.120%, 05/02/2013		8,000,000	8,000,000	15.54
Landesbank-Hessen Thueringen, Time Deposit 0.160%, 05/01/2013		8,000,000	8,000,000	15.53
Riyad Bank London, Time Deposit 0.120%, 05/01/2013		10,000,000	10,000,000	19.42
UBS A.G. - London, Certificate of Deposit 0.190%, 05/31/2013		10,000,000	9,999,285	19.42

Total Short-Term Investments (Cost $35,998,417)			35,999,285	69.91

	Currency(1)	Number of Contracts	Value	% of Net Assets
Purchased Options

United States (Cost $84,672)
Euro Volatility Quoted American Style Options, Exp. 09/11/2013, Strike Price $1.27	EUR	2,200,000	$23,895	0.05
Euro Volatility Quoted American Style Options, Exp. 07/12/2013, Strike Price $1.31	EUR	2,070,000	32,316	0.06

Total Purchased Options (Cost $84,672)			56,211	0.11

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CURRENCY FUND(A)

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Number of Contracts	Value	% of Net Assets
Total Investments (Total Cost $46,461,492)			$46,794,081	90.87

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			4,702,309	9.13

Net Assets			$51,496,390	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

At April 30, 2013, the Ashmore Emerging Markets Currency Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	7,476,300	United States Dollar	1,170,000	$43,045
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	138,060	United States Dollar	21,709	691
05/02/2013	Standard Chartered London	United States Dollar	1,197,697	Chinese Offshore Yuan	7,614,360	(37,748)
05/03/2013	Chase Manhattan Bank London	Brazilian Real	484,896	United States Dollar	240,000	2,271
05/03/2013	Goldman Sachs Intl Ltd London	Brazilian Real	1,327,408	United States Dollar	663,704	(485)
05/03/2013	HSBC Bank PLC	Brazilian Real	273,342	United States Dollar	132,748	3,823
05/03/2013	Morgan Stanley & Co. International	Brazilian Real	1,459,532	United States Dollar	729,584	(351)
05/03/2013	Union Bank of Switzerland - London	Brazilian Real	1,311,064	United States Dollar	652,271	2,782
05/03/2013	Bank of America Los Angeles	United States Dollar	520,000	Brazilian Real	1,029,408	5,672
05/03/2013	Barclays Wholesale GTS	United States Dollar	470,000	Brazilian Real	940,314	186
05/03/2013	Barclays Wholesale GTS	United States Dollar	370,000	Brazilian Real	749,990	(4,721)
05/03/2013	Barclays Wholesale GTS	United States Dollar	560,000	Brazilian Real	1,138,810	(8,989)
05/03/2013	Union Bank of Switzerland - London	United States Dollar	180,000	Brazilian Real	356,760	1,750
05/03/2013	Union Bank of Switzerland - London	United States Dollar	320,000	Brazilian Real	640,960	(246)
05/15/2013	Deutsche Bank London	Indonesian Rupiah	6,903,277,500	United States Dollar	704,344	4,685
05/15/2013	Barclays Wholesale GTS	Philippine Peso	40,997,200	United States Dollar	1,007,674	(11,447)
05/15/2013	Deutsche Bank London	United States Dollar	60,000	Indonesian Rupiah	581,400,000	285
05/15/2013	Citibank London	United States Dollar	839,967	Philippine Peso	34,400,000	4,052
05/16/2013	Barclays Wholesale GTS	Indian Rupee	27,925,917	United States Dollar	510,000	8,347
05/16/2013	Chase Manhattan Bank London	Indian Rupee	10,844,000	United States Dollar	200,000	1,281
05/16/2013	Deutsche Bank London	Indian Rupee	206,453,724	United States Dollar	3,741,798	90,289
05/17/2013	Union Bank of Switzerland - London	Chilean Peso	362,825,325	United States Dollar	772,347	(3,873)
05/17/2013	Union Bank of Switzerland - London	Colombian Peso	990,024,950	United States Dollar	539,906	1,835
05/17/2013	Bank of America Los Angeles	Mexican Peso	5,638,275	United States Dollar	450,000	13,674
05/17/2013	Citibank London	Mexican Peso	46,729,706	United States Dollar	3,696,093	146,814
05/17/2013	Deutsche Bank London	Mexican Peso	6,720,703	United States Dollar	532,000	20,690
05/17/2013	Deutsche Bank London	Mexican Peso	1,854,970	United States Dollar	150,000	2,547
05/17/2013	Deutsche Bank London	Mexican Peso	972,024	United States Dollar	80,000	(64)
05/17/2013	Bank of America Los Angeles	Peruvian Neuevo Sol	758,564	United States Dollar	294,416	(7,770)
05/17/2013	Citibank London	Peruvian Neuevo Sol	235,224	United States Dollar	90,663	(1,776)
05/17/2013	Barclays Wholesale GTS	Thai Baht	581,700	United States Dollar	20,000	(201)
05/17/2013	Deutsche Bank London	Thai Baht	18,677,500	United States Dollar	620,000	15,721
05/17/2013	Deutsche Bank London	Thai Baht	581,500	United States Dollar	20,000	(208)
05/17/2013	Bank of America Los Angeles	United States Dollar	260,000	Peruvian Neuevo Sol	674,050	5,290
05/17/2013	Deutsche Bank London	United States Dollar	490,000	Peruvian Neuevo Sol	1,268,610	10,617
05/17/2013	HSBC Bank PLC	United States Dollar	510,000	Thai Baht	15,018,786	(1,191)
05/21/2013	Union Bank of Switzerland - London	Russian Ruble	17,055,500	United States Dollar	560,000	(14,171)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CURRENCY FUND(A)

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/21/2013	Bank of America Los Angeles	United States Dollar	355,341	Russian Ruble	11,200,000	$(3,094)
05/21/2013	Goldman Sachs Intl Ltd London	United States Dollar	335,193	Russian Ruble	10,577,000	(3,304)
05/22/2013	HSBC Bank PLC	Malaysian Ringgit	2,416,095	United States Dollar	776,380	16,779
05/24/2013	Bank of America Los Angeles	Chinese Yuan Renminbi	35,366,593	United States Dollar	5,618,650	80,370
05/24/2013	Bank of America Los Angeles	Korean Won	572,271,000	United States Dollar	510,000	9,481
05/24/2013	HSBC Bank PLC	Korean Won	313,992,000	United States Dollar	280,000	5,028
05/24/2013	Chase Manhattan Bank London	Philippine Peso	51,874,765	United States Dollar	1,276,446	(15,759)
05/24/2013	Barclays Wholesale GTS	United States Dollar	510,000	Chinese Yuan Renminbi	3,199,638	(5,594)
05/24/2013	HSBC Bank PLC	United States Dollar	50,000	Chinese Yuan Renminbi	313,640	(540)
05/24/2013	Deutsche Bank London	United States Dollar	400,000	Philippine Peso	16,312,000	3,577
05/24/2013	HSBC Bank PLC	United States Dollar	387,261	Philippine Peso	15,916,424	452
05/31/2013	Citibank London	Israeli Shekel	3,432,698	United States Dollar	920,048	36,346
05/31/2013	Barclays Wholesale GTS	Polish Zloty	5,248,398	United States Dollar	1,668,409	(11,370)
05/31/2013	Citibank London	Romanian Leu	4,926,183	United States Dollar	1,476,054	18,057
05/31/2013	Union Bank of Switzerland - London	Romanian Leu	1,510,236	United States Dollar	450,749	7,305
05/31/2013	Deutsche Bank London	Russian Ruble	1,557,245	United States Dollar	50,000	(249)
05/31/2013	Union Bank of Switzerland - London	Russian Ruble	254,102,184	United States Dollar	8,226,300	(108,284)
05/31/2013	Deutsche Bank London	Singapore Dollar	1,296,459	United States Dollar	1,044,883	7,704
05/31/2013	Bank of America Los Angeles	South African Rand	1,565,514	United States Dollar	170,000	3,708
05/31/2013	Bank of America Los Angeles	South African Rand	2,670,193	United States Dollar	295,904	378
05/31/2013	Deutsche Bank London	South African Rand	2,670,193	United States Dollar	297,296	(1,014)
05/31/2013	HSBC Bank PLC	South African Rand	9,023,200	United States Dollar	1,000,000	1,205
05/31/2013	Bank of America Los Angeles	United States Dollar	90,000	Czech Koruna	1,809,673	(2,407)
05/31/2013	Deutsche Bank London	United States Dollar	215,255	Hungarian Forint	48,280,000	3,571
05/31/2013	Deutsche Bank London	United States Dollar	520,000	Hungarian Forint	119,082,600	(2,119)
05/31/2013	Deutsche Bank London	United States Dollar	50,000	Hungarian Forint	11,892,930	(2,145)
05/31/2013	Deutsche Bank London	United States Dollar	50,000	Hungarian Forint	11,894,970	(2,154)
05/31/2013	Bank of America Los Angeles	United States Dollar	50,000	Israeli Shekel	181,698	(623)
05/31/2013	Deutsche Bank London	United States Dollar	80,000	Israeli Shekel	291,640	(1,255)
05/31/2013	Bank of America Los Angeles	United States Dollar	100,000	Polish Zloty	320,913	(1,319)
05/31/2013	Goldman Sachs Intl Ltd London	United States Dollar	50,000	Polish Zloty	163,082	(1,489)
05/31/2013	Goldman Sachs Intl Ltd London	United States Dollar	560,000	Polish Zloty	1,812,944	(12,388)
05/31/2013	HSBC Bank PLC	United States Dollar	220,000	Polish Zloty	703,604	(2,144)
05/31/2013	HSBC Bank PLC	United States Dollar	280,000	Polish Zloty	916,524	(9,367)
05/31/2013	Bank of America Los Angeles	United States Dollar	75,000	Romanian Leu	260,223	(3,925)
05/31/2013	Deutsche Bank London	United States Dollar	10,000	Romanian Leu	34,633	(504)
05/31/2013	Deutsche Bank London	United States Dollar	40,000	Romanian Leu	134,912	(919)
05/31/2013	Deutsche Bank London	United States Dollar	75,000	Romanian Leu	260,118	(3,894)
05/31/2013	HSBC Bank PLC	United States Dollar	283,935	Romanian Leu	950,017	(4,205)
05/31/2013	Barclays Wholesale GTS	United States Dollar	700,000	Russian Ruble	21,780,500	4,160
05/31/2013	CSFB Global Foreign Exchange London	United States Dollar	750,000	Russian Ruble	23,729,175	(8,096)
05/31/2013	Deutsche Bank London	United States Dollar	220,000	Russian Ruble	6,870,446	504
05/31/2013	Union Bank of Switzerland - London	United States Dollar	630,000	Russian Ruble	19,811,925	(2,948)
05/31/2013	Bank of America Los Angeles	United States Dollar	160,000	South African Rand	1,484,499	(4,718)
05/31/2013	Barclays Wholesale GTS	United States Dollar	80,000	South African Rand	742,618	(2,400)
05/31/2013	CSFB Global Foreign Exchange London	United States Dollar	210,000	South African Rand	1,921,878	(3,250)
05/31/2013	CSFB Global Foreign Exchange London	United States Dollar	300,000	South African Rand	2,740,200	(4,050)
05/31/2013	Citibank London	United States Dollar	310,305	Turkish Lira	563,762	(3,087)
05/31/2013	Deutsche Bank London	United States Dollar	170,000	Turkish Lira	310,216	(2,447)
05/31/2013	HSBC Bank PLC	United States Dollar	310,596	Turkish Lira	563,762	(2,796)
06/03/2013	Union Bank of Switzerland - London	Peruvian Neuevo Sol	1,402,027	United States Dollar	530,000	(823)
06/10/2013	HSBC Bank PLC	Polish Zloty	7,133,974	United States Dollar	2,224,848	25,904
06/10/2013	Union Bank of Switzerland - London	United States Dollar	560,000	Polish Zloty	1,772,120	900
06/14/2013	Citibank London	Mexican Peso	624,100	United States Dollar	50,000	1,204
06/14/2013	Deutsche Bank London	Mexican Peso	1,218,224	United States Dollar	100,000	(52)
06/14/2013	Goldman Sachs Intl Ltd London	Mexican Peso	6,585,176	United States Dollar	530,000	10,276
06/14/2013	Barclays Wholesale GTS	Thai Baht	46,717,825	United States Dollar	1,562,887	24,677
06/14/2013	Union Bank of Switzerland - London	Thai Baht	13,407,114	United States Dollar	460,646	(5,046)
06/14/2013	Bank of America Los Angeles	United States Dollar	2,635,277	Mexican Peso	31,992,529	10,471

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CURRENCY FUND(A)

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
06/14/2013	Citibank London	United States Dollar	350,000	Mexican Peso	4,351,200	$(6,991)
06/18/2013	Deutsche Bank London	Malaysian Ringgit	1,073,280	United States Dollar	343,791	8,042
06/24/2013	Chase Manhattan Bank London	Taiwan Dollar	52,319,562	United States Dollar	1,765,465	10,940
06/24/2013	Chase Manhattan Bank London	United States Dollar	110,000	Taiwan Dollar	3,273,820	(1,156)
06/24/2013	Deutsche Bank London	United States Dollar	80,000	Taiwan Dollar	2,392,800	(1,243)
06/24/2013	Union Bank of Switzerland - London	United States Dollar	330,000	Taiwan Dollar	9,842,250	(4,174)
06/28/2013	Chase Manhattan Bank London	Singapore Dollar	3,545,150	United States Dollar	2,838,254	40,094
06/28/2013	Deutsche Bank London	United States Dollar	545,472	Russian Ruble	17,462,200	(9,651)
06/28/2013	HSBC Bank PLC	United States Dollar	449,052	Russian Ruble	14,019,191	3,382
07/12/2013	Barclays Wholesale GTS	Thai Baht	11,671,613	United States Dollar	395,863	141
07/12/2013	Deutsche Bank London	Thai Baht	13,302,685	United States Dollar	451,053	291
07/15/2013	Barclays Wholesale GTS	Malaysian Ringgit	3,237,328	United States Dollar	1,051,251	8,314
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	8,332,755	United States Dollar	1,290,000	58,070
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	219,300	United States Dollar	34,350	1,128
07/17/2013	Standard Chartered London	United States Dollar	220,988	Chinese Offshore Yuan	1,410,455	(7,195)
07/17/2013	Standard Chartered London	United States Dollar	1,109,461	Chinese Offshore Yuan	7,141,600	(45,905)
07/18/2013	Citibank London	Argentine Peso	2,361,810	United States Dollar	421,000	572
07/23/2013	Union Bank of Switzerland - London	Thai Baht	11,996,816	United States Dollar	406,465	318
07/26/2013	Deutsche Bank London	United States Dollar	2,379,744	Mexican Peso	28,973,387	11,286
07/31/2013	Union Bank of Switzerland - London	Czech Koruna	34,065,348	United States Dollar	1,719,734	20,417
07/31/2013	Barclays Wholesale GTS	Hungarian Forint	276,822,384	United States Dollar	1,189,165	17,838
08/02/2013	Goldman Sachs Intl Ltd London	United States Dollar	655,526	Brazilian Real	1,327,408	1,186
08/02/2013	Morgan Stanley & Co. International	United States Dollar	720,597	Brazilian Real	1,459,532	1,127
08/02/2013	Union Bank of Switzerland - London	United States Dollar	644,353	Brazilian Real	1,311,064	(1,931)
09/04/2013	Barclays Wholesale GTS	Brazilian Real	7,687,574	United States Dollar	3,724,600	45,348
09/04/2013	Union Bank of Switzerland - London	Brazilian Real	1,606,443	United States Dollar	796,373	(8,581)
09/18/2013	CSFB Global Foreign Exchange London	Argentine Peso	385,372	United States Dollar	60,000	3,051
09/23/2013	Union Bank of Switzerland - London	Argentine Peso	383,400	United States Dollar	60,000	2,245
09/25/2013	Citibank London	Argentine Peso	456,505	United States Dollar	70,000	3,884
09/27/2013	Union Bank of Switzerland - London	Argentine Peso	514,400	United States Dollar	80,000	2,994
09/30/2013	Citibank London	Argentine Peso	654,460	United States Dollar	100,000	5,097
10/03/2013	Citibank London	Argentine Peso	846,300	United States Dollar	130,000	5,263
10/17/2013	Citibank London	Argentine Peso	2,515,800	United States Dollar	420,000	(26,787)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,419,240	United States Dollar	1,110,000	69,190
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,116,635	United States Dollar	1,085,266	45,829
04/13/2015	HSBC Bank PLC	United States Dollar	1,328	Chinese Offshore Yuan	8,705	(55)
04/13/2015	HSBC Bank PLC	United States Dollar	590,000	Chinese Offshore Yuan	3,813,170	(16,053)
04/13/2015	HSBC Bank PLC	United States Dollar	590,000	Chinese Offshore Yuan	3,825,265	(17,975)
04/13/2015	HSBC Bank PLC	United States Dollar	1,050,000	Chinese Offshore Yuan	6,888,735	(44,873)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	7,614,360	United States Dollar	1,160,726	48,924
05/04/2015	Standard Chartered London	United States Dollar	1,170,000	Chinese Offshore Yuan	7,614,360	(39,649)
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	7,141,600	United States Dollar	1,074,571	59,190
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	1,410,455	United States Dollar	214,469	9,447
07/17/2015	Standard Chartered London	United States Dollar	1,290,000	Chinese Offshore Yuan	8,552,055	(67,678)

Total						$509,096

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CURRENCY FUND(A)

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Currency Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$504,270	$—	$504,270
Government Bonds	—	10,234,315	—	10,234,315
Short-Term Investments	—	35,999,285	—	35,999,285
Purchased Options	—	56,211	—	56,211
Total Investments	$—	$46,794,081	$—	$46,794,081
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,142,012	$—	$1,142,012
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(632,916)	—	(632,916)
Total Other Financial Instruments	$—	$509,096	$—	$509,096

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At April 30, 2013 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2013:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,142,012
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ (632,916)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CURRENCY FUND(A)

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Month Period Ended April 30, 2013:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange
Realized Gain on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$1,229,141

Net Change in Unrealized Appreciation on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 145,817

* See note 9 in the Notes to the Financial Statements for additional information.

At April 30, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$46,461,492
Gross tax appreciation of investments	$361,606
Gross tax depreciation of investments	(29,017)
Net tax appreciation of investments	$332,589

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

(A)Formerly the Ashmore Emerging Markets Local Currency Fund. See Note 1 to the Financial Statements.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $1,002,975)
Argentina (Rep of) 8.750%, 06/02/2017		104,000	$81,640	0.21
Argentina (Rep of) 8.280%, 12/31/2033		568,196	333,420	0.88
Argentina (Rep of) 2.500%, 12/31/2038		89,000	29,593	0.08
Argentina Boden Bonds 7.000%, 10/03/2015		399,000	345,985	0.91
Argentina Bonar Bonds 7.000%, 09/12/2013		113,000	114,130	0.30
			904,768	2.38
Azerbaijan (Cost $319,808)
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		300,000	321,750	0.84

			321,750	0.84
Belarus (Cost $554,131)
Belarus (Rep of) 8.750%, 08/03/2015		300,000	312,750	0.82
Belarus (Rep of) 8.950%, 01/26/2018		280,000	303,800	0.80
			616,550	1.62
Bolivia (Cost $59,446)
Bolivian (Rep of) 4.875%, 10/29/2022		60,000	60,900	0.16
			60,900	0.16
Brazil (Cost $1,602,481)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		240,000	287,400	0.76
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		100,000	115,375	0.30
Brazil (Fed Rep of) 5.875%, 01/15/2019		100,000	122,300	0.32
Brazil (Fed Rep of) 4.875%, 01/22/2021		250,000	297,750	0.78
Brazil (Fed Rep of) 2.625%, 01/05/2023		200,000	199,400	0.52
Brazil (Fed Rep of) 8.875%, 04/15/2024		70,000	110,600	0.29
Brazil (Fed Rep of) 10.125%, 05/15/2027		140,000	249,760	0.66
Brazil (Fed Rep of) 8.250%, 01/20/2034		190,000	304,760	0.80
			1,687,345	4.43
Chile (Cost $599,882)
Banco del Estado de Chile 4.125%, 10/07/2020		110,000	118,754	0.31
Banco del Estado de Chile 3.875%, 02/08/2022		150,000	158,561	0.42
Chile (Rep of) 3.250%, 09/14/2021		100,000	107,000	0.28
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		100,000	127,086	0.34
Empresa Nacional del Petroleo 5.250%, 08/10/2020		100,000	107,648	0.28
			619,049	1.63
China (Cost $624,569)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		490,000	538,313	1.41
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		100,000	120,137	0.32
			658,450	1.73
Colombia (Cost $1,437,179)
Colombia (Rep of) 7.375%, 03/18/2019		260,000	337,740	0.89
Colombia (Rep of) 11.750%, 02/25/2020		80,000	127,360	0.33
Colombia (Rep of) 4.375%, 07/12/2021		200,000	228,700	0.60
Colombia (Rep of) 8.125%, 05/21/2024		70,000	103,180	0.27
Colombia (Rep of) 7.375%, 09/18/2037		200,000	302,800	0.79
Colombia (Rep of) 6.125%, 01/18/2041		330,000	443,850	1.17
			1,543,630	4.05
Costa Rica (Cost $264,164)
Costa Rica (Rep of) 4.250%, 01/26/2023		140,000	142,100	0.37
Costa Rica (Rep of) 4.375%, 04/30/2025(2)		60,000	60,420	0.16

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Costa Rica - (continued)
Costa Rica (Rep of) 5.625%, 04/30/2043(2)		60,000	$61,680	0.16
			264,200	0.69
Croatia (Cost $827,753)
Croatia (Rep of) 6.250%, 04/27/2017		200,000	220,068	0.58
Croatia (Rep of) 6.750%, 11/05/2019		200,000	228,668	0.60
Croatia (Rep of) 6.625%, 07/14/2020		380,000	433,010	1.14
			881,746	2.32
Dominican Republic (Cost $370,353)
Dominican (Rep of) 7.500%, 05/06/2021		200,000	229,700	0.60
Dominican (Rep of) 5.875%, 04/18/2024(2)		160,000	164,000	0.43
			393,700	1.03
Ecuador (Cost $100,000)
Ecuador (Rep of) 9.375%, 12/15/2015		100,000	105,000	0.28
			105,000	0.28
Egypt (Cost $197,586)
Egypt (Rep of) 6.875%, 04/30/2040		100,000	86,000	0.22
Nile Finance Ltd. 5.250%, 08/05/2015		100,000	94,250	0.25
			180,250	0.47
El Salvador (Cost $366,694)
El Salvador (Rep of) 7.375%, 12/01/2019		100,000	118,750	0.31
El Salvador (Rep of) 5.875%, 01/30/2025		80,000	84,000	0.22
El Salvador (Rep of) 8.250%, 04/10/2032		80,000	100,000	0.26
El Salvador (Rep of) 7.650%, 06/15/2035		80,000	93,000	0.25
			395,750	1.04
Georgia (Cost $218,546)
Georgian Railway JSC 7.750%, 07/11/2022		200,000	232,500	0.61
			232,500	0.61
Ghana (Cost $108,189)
Ghana (Rep of) 8.500%, 10/04/2017		100,000	115,000	0.30
			115,000	0.30
Guatemala (Cost $150,075)
Guatemala (Rep of) 4.875%, 02/13/2028		150,000	152,250	0.40
			152,250	0.40
Hungary (Cost $737,003)
Hungary (Rep of) 6.250%, 01/29/2020		180,000	200,025	0.52
Hungary (Rep of) 6.375%, 03/29/2021		228,000	255,086	0.67
Hungary (Rep of) 5.375%, 02/21/2023		80,000	82,478	0.22
Hungary (Rep of) 7.625%, 03/29/2041		234,000	274,658	0.72
			812,247	2.13
Indonesia (Cost $1,920,366)
Indonesia (Rep of) 10.375%, 05/04/2014		90,000	98,100	0.26
Indonesia (Rep of) 7.500%, 01/15/2016		150,000	172,500	0.45
Indonesia (Rep of) 6.875%, 01/17/2018		130,000	156,812	0.41
Indonesia (Rep of) 11.625%, 03/04/2019		100,000	148,250	0.39
Indonesia (Rep of) 4.875%, 05/05/2021		200,000	226,750	0.60
Indonesia (Rep of) 8.500%, 10/12/2035		130,000	201,988	0.53
Indonesia (Rep of) 7.750%, 01/17/2038		100,000	148,500	0.39
Majapahit Holding B.V. 7.750%, 10/17/2016		100,000	116,500	0.31
Majapahit Holding B.V. 8.000%, 08/07/2019		110,000	137,775	0.36
Majapahit Holding B.V. 7.750%, 01/20/2020		100,000	124,750	0.33
Pertamina Persero PT 6.000%, 05/03/2042		200,000	215,080	0.56
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		200,000	222,000	0.58
Perusahaan Listrik Negara PT 5.250%, 10/24/2042		35,000	34,737	0.09
			2,003,742	5.26

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Iraq (Cost $355,581)
Iraq (Rep of) 5.800%, 01/15/2028		390,000	$355,875	0.93
			355,875	0.93
Ivory Coast (Cost $489,481)
Ivory Coast (Rep of) 5.750%, 12/31/2032		690,000	658,950	1.73
			658,950	1.73
Kazakhstan (Cost $1,489,664)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		200,000	197,100	0.52
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		200,000	233,750	0.61
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		57,000	67,545	0.18
Kazatomprom Natsionalnaya Atomnaya Kompaniya A.O. 6.250%, 05/20/2015		100,000	106,750	0.28
KazMunaiGaz Finance Sub B.V. 11.750%, 01/23/2015		150,000	173,625	0.45
KazMunaiGaz Finance Sub B.V. 9.125%, 07/02/2018		130,000	166,075	0.44
KazMunaiGaz Finance Sub B.V. 7.000%, 05/05/2020		70,000	84,350	0.22
KazMunaiGaz Finance Sub B.V. 6.375%, 04/09/2021		210,000	246,225	0.65
KazMunayGas National Co. JSC 4.400%, 04/30/2023(2)		70,000	70,700	0.18
KazMunayGas National Co. JSC 5.750%, 04/30/2043(2)		225,000	228,656	0.60
			1,574,776	4.13
Latvia (Cost $196,220)
Latvia (Rep of) 2.750%, 01/12/2020		200,000	199,500	0.52
			199,500	0.52
Lebanon (Cost $753,014)
Lebanon (Rep of) 5.150%, 11/12/2018		70,000	69,650	0.18
Lebanon (Rep of) 6.375%, 03/09/2020		220,000	227,150	0.60
Lebanon (Rep of) 6.100%, 10/04/2022		285,000	284,287	0.75
Lebanon (Rep of) 6.600%, 11/27/2026		160,000	160,400	0.42
			741,487	1.95
Lithuania (Cost $867,755)
Lithuania (Rep of) 5.125%, 09/14/2017		200,000	225,000	0.59
Lithuania (Rep of) 7.375%, 02/11/2020		100,000	129,348	0.34
Lithuania (Rep of) 6.125%, 03/09/2021		100,000	122,875	0.32
Lithuania (Rep of) 6.625%, 02/01/2022		400,000	510,600	1.34
			987,823	2.59
Malaysia (Cost $338,756)
Petronas Capital Ltd. 7.875%, 05/22/2022		50,000	70,288	0.18
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		250,000	283,617	0.75
			353,905	0.93
Mexico (Cost $1,781,127)
Comision Federal de Electricidad 5.750%, 02/14/2042		200,000	226,000	0.59
Mexico (Rep of) 5.625%, 01/15/2017		44,000	50,732	0.13
Mexico (Rep of) 5.950%, 03/19/2019		70,000	85,925	0.23
Mexico (Rep of) 5.125%, 01/15/2020		116,000	138,620	0.36
Mexico (Rep of) 3.625%, 03/15/2022		80,000	87,200	0.23
Mexico (Rep of) 6.750%, 09/27/2034		185,000	258,537	0.68
Mexico (Rep of) 6.050%, 01/11/2040		114,000	149,910	0.39
Mexico (Rep of) 4.750%, 03/08/2044		244,000	269,986	0.71
Mexico (Rep of) 5.750%, 10/12/2110		86,000	101,308	0.27
Pemex Project Funding Master Trust 5.750%, 03/01/2018		70,000	81,725	0.22
Petroleos Mexicanos 8.000%, 05/03/2019		100,000	130,000	0.34
Petroleos Mexicanos 6.000%, 03/05/2020		50,000	60,200	0.16
Petroleos Mexicanos 6.500%, 06/02/2041		176,000	218,680	0.57
Petroleos Mexicanos 5.500%, 06/27/2044		40,000	43,800	0.12
			1,902,623	5.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mongolia (Cost $83,039)
Mongolia (Rep of) 5.125%, 12/05/2022		85,000	$80,325	0.21
			80,325	0.21
Morocco (Cost $257,262)
Morocco (Rep of) 4.250%, 12/11/2022		150,000	155,437	0.41
Morocco (Rep of) 5.500%, 12/11/2042		100,000	104,000	0.27
			259,437	0.68
Nigeria (Cost $112,398)
Nigeria (Rep of) 6.750%, 01/28/2021		100,000	117,500	0.31
			117,500	0.31
Pakistan (Cost $128,672)
Pakistan (Rep of) 7.125%, 03/31/2016		150,000	142,500	0.37
			142,500	0.37
Panama (Cost $479,085)
Panama (Rep of) 7.125%, 01/29/2026		100,000	139,000	0.37
Panama (Rep of) 8.875%, 09/30/2027		70,000	111,895	0.29
Panama (Rep of) 9.375%, 04/01/2029		70,000	118,755	0.31
Panama (Rep of) 6.700%, 01/26/2036		85,000	118,278	0.31
Panama (Rep of) 4.300%, 04/29/2053		30,000	30,075	0.08
			518,003	1.36
Paraguay (Cost $150,928)
Paraguay (Rep of) 4.625%, 01/25/2023		150,000	153,000	0.40
			153,000	0.40
Peru (Cost $647,351)
Peru (Rep of) 7.125%, 03/30/2019		80,000	103,800	0.27
Peru (Rep of) 7.350%, 07/21/2025		215,000	312,288	0.82
Peru (Rep of) 8.750%, 11/21/2033		164,000	280,440	0.74
			696,528	1.83
Philippines (Cost $1,715,756)
Philippine (Rep of) 8.375%, 06/17/2019		150,000	203,062	0.53
Philippine (Rep of) 4.000%, 01/15/2021		150,000	169,125	0.45
Philippine (Rep of) 10.625%, 03/16/2025		65,000	111,394	0.29
Philippine (Rep of) 5.500%, 03/30/2026		200,000	251,750	0.66
Philippine (Rep of) 9.500%, 02/02/2030		250,000	428,125	1.13
Philippine (Rep of) 7.750%, 01/14/2031		217,000	328,755	0.86
Philippine (Rep of) 6.375%, 10/23/2034		200,000	278,750	0.73
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		100,000	136,250	0.36
			1,907,211	5.01
Poland (Cost $788,835)
Poland (Rep of) 6.375%, 07/15/2019		200,000	247,920	0.65
Poland (Rep of) 5.000%, 03/23/2022		320,000	373,616	0.98
Poland (Rep of) 3.000%, 03/17/2023		210,000	209,628	0.55
			831,164	2.18
Qatar (Cost $415,324)
Qatar (Rep of) 6.400%, 01/20/2040		100,000	136,000	0.36
Qatar (Rep of) 5.750%, 01/20/2042		220,000	279,400	0.73
			415,400	1.09
Romania (Cost $857,272)
Romania (Rep of) 6.750%, 02/07/2022		392,000	480,435	1.26
Romania (Rep of) 4.375%, 08/22/2023		400,000	413,980	1.09
			894,415	2.35

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation (Cost $1,926,177)
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		100,000	$117,250	0.31
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		100,000	115,375	0.30
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		80,000	156,800	0.41
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		577,375	726,338	1.91
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		200,000	219,800	0.58
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		490,000	581,140	1.53
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		160,000	192,400	0.50
			2,109,103	5.54
Senegal (Cost $228,968)
Senegal (Rep of) 8.750%, 05/13/2021		200,000	241,500	0.63
			241,500	0.63
Serbia (Cost $360,643)
Serbia (Rep of) 4.875%, 02/25/2020		100,000	102,743	0.27
Serbia (Rep of) 7.250%, 09/28/2021		250,000	291,875	0.77
			394,618	1.04
South Africa (Cost $715,739)
South Africa (Rep of) 6.875%, 05/27/2019		120,000	149,700	0.39
South Africa (Rep of) 5.500%, 03/09/2020		150,000	176,625	0.47
South Africa (Rep of) 5.875%, 05/30/2022		130,000	158,438	0.42
South Africa (Rep of) 6.250%, 03/08/2041		200,000	260,000	0.68
			744,763	1.96
Sri Lanka (Cost $417,680)
Bank of Ceylon 6.875%, 05/03/2017		200,000	212,700	0.56
Sri Lanka (Rep of) 6.250%, 07/27/2021		200,000	217,042	0.57
			429,742	1.13
Turkey (Cost $2,262,520)
Turkey (Rep of) 7.000%, 09/26/2016		130,000	150,637	0.40
Turkey (Rep of) 7.500%, 07/14/2017		100,000	120,625	0.32
Turkey (Rep of) 6.750%, 04/03/2018		260,000	310,050	0.81
Turkey (Rep of) 7.000%, 03/11/2019		100,000	123,130	0.32
Turkey (Rep of) 7.500%, 11/07/2019		100,000	127,500	0.33
Turkey (Rep of) 5.625%, 03/30/2021		100,000	117,250	0.31
Turkey (Rep of) 3.250%, 03/23/2023		150,000	147,938	0.39
Turkey (Rep of) 7.375%, 02/05/2025		210,000	280,350	0.74
Turkey (Rep of) 11.875%, 01/15/2030		50,000	95,225	0.25
Turkey (Rep of) 8.000%, 02/14/2034		80,000	116,400	0.31
Turkey (Rep of) 6.875%, 03/17/2036		144,000	188,640	0.49
Turkey (Rep of) 6.750%, 05/30/2040		130,000	170,300	0.45
Turkey (Rep of) 6.000%, 01/14/2041		400,000	481,000	1.26
			2,429,045	6.38
Ukraine (Cost $1,886,496)
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		110,000	114,081	0.30
State Export-Import Bank of Ukraine JSC via Biz Finance PLC 8.750%, 01/22/2018		260,000	255,450	0.67
Ukraine (Rep of) 9.250%, 07/24/2017		350,000	373,625	0.98
Ukraine (Rep of) 7.750%, 09/23/2020		100,000	101,500	0.27
Ukraine (Rep of) 7.950%, 02/23/2021		350,000	356,125	0.93
Ukraine (Rep of) 7.800%, 11/28/2022		660,000	657,459	1.73
			1,858,240	4.88

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates (Cost $813,388)
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		700,000	$878,500	2.31
			878,500	2.31
Uruguay (Cost $761,738)
Uruguay (Rep of) 8.000%, 11/18/2022		164,554	236,300	0.62
Uruguay (Rep of) 7.875%, 01/15/2033		162,000	245,349	0.65
Uruguay (Rep of) 7.625%, 03/21/2036		126,000	190,071	0.50
Uruguay (Rep of) 4.125%, 11/20/2045		149,920	145,872	0.38
			817,592	2.15
Venezuela (Cost $2,016,013)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		80,000	69,400	0.18
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		65,000	72,475	0.19
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		290,000	203,000	0.53
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		23,000	15,640	0.04
Venezuela (Rep of) 10.750%, 09/19/2013		10,000	10,200	0.03
Venezuela (Rep of) 8.500%, 10/08/2014		40,000	40,800	0.11
Venezuela (Rep of) 5.750%, 02/26/2016		60,000	56,850	0.15
Venezuela (Rep of) 7.750%, 10/13/2019		110,000	103,400	0.27
Venezuela (Rep of) 6.000%, 12/09/2020		60,000	50,400	0.13
Venezuela (Rep of) 12.750%, 08/23/2022		192,000	219,168	0.58
Venezuela (Rep of) 9.000%, 05/07/2023		121,000	115,132	0.30
Venezuela (Rep of) 8.250%, 10/13/2024		105,000	94,658	0.25
Venezuela (Rep of) 7.650%, 04/21/2025		46,000	39,859	0.11
Venezuela (Rep of) 11.750%, 10/21/2026		427,000	466,070	1.22
Venezuela (Rep of) 9.250%, 09/15/2027		140,000	137,550	0.36
Venezuela (Rep of) 9.250%, 05/07/2028		145,000	138,692	0.36
Venezuela (Rep of) 11.950%, 08/05/2031		450,000	495,675	1.30
			2,328,969	6.11
Vietnam (Cost $321,409)
Vietnam (Rep of) 6.875%, 01/15/2016		100,000	110,750	0.29
Vietnam (Rep of) 6.750%, 01/29/2020		200,000	237,500	0.62
			348,250	0.91
Zambia (Cost $50,206)
Zambia (Rep of) 5.375%, 09/20/2022		50,000	48,937	0.13
			48,937	0.13
Total Debt Securities (Cost $35,129,697)			37,368,508	98.11

Total Investments (Total Cost $35,129,697)			37,368,508	98.11

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			720,042	1.89

Net Assets			$38,088,550	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Sovereign Debt Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$7,046,922	$—	$7,046,922
Government Agencies	—	620,750	—	620,750
Government Bonds	—	29,417,220	—	29,417,220
Financial Certificates	—	283,616	—	283,616
Total Investments	$—	$37,368,508	$—	$37,368,508

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At April 30, 2013, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Month Period Ended April 30, 2013:

Derivatives Not Accounted for as
Hedging Instruments
Foreign Exchange
Realized Gain on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$ 861

* See note 9 in the Notes to the Financial Statements for additional information.

At April 30, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$35,153,249
Gross tax appreciation of investments	$2,487,489
Gross tax depreciation of investments	(272,230)
Net tax appreciation of investments	$2,215,259

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $9,377,647)
Argentina Boden Bonds 7.000%, 10/03/2015		1,609,000	$1,395,236	0.24
Argentina Bonar Bonds 7.000%, 09/12/2013		365,000	368,650	0.06
Argentine (Rep of) 8.750%, 06/02/2017		411,000	322,635	0.05
Argentine (Rep of) 8.280%, 12/31/2033		1,739,458	1,028,455	0.18
Argentine (Rep of) 8.280%, 12/31/2033		475,889	272,447	0.05
Argentine (Rep of) 2.500%, 12/31/2038		349,000	116,042	0.02
WPE International Cooperatief UA 10.375%, 09/30/2020		6,100,000	5,581,500	0.96
			9,084,965	1.56
Azerbaijan (Cost $876,541)
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		830,000	890,175	0.15
			890,175	0.15
Belarus (Cost $2,124,290)
Belarus (Rep of) 8.750%, 08/03/2015		1,050,000	1,094,625	0.19
Belarus (Rep of) 8.950%, 01/26/2018		1,094,000	1,186,990	0.20
			2,281,615	0.39
Bolivia (Cost $527,004)
Bolivian (Rep of) 4.875%, 10/29/2022		530,000	537,950	0.09
			537,950	0.09
Brazil (Cost $42,217,044)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		630,000	754,425	0.13
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		440,000	507,650	0.09
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	8,700,000	5,067,049	0.87
Brazil (Fed Rep of) 5.875%, 01/15/2019		365,000	446,395	0.08
Brazil (Fed Rep of) 4.875%, 01/22/2021		1,347,000	1,604,277	0.27
Brazil (Fed Rep of) 2.625%, 01/05/2023		300,000	299,100	0.05
Brazil (Fed Rep of) 8.500%, 01/05/2024	BRL	4,590,000	2,553,377	0.44
Brazil (Fed Rep of) 8.875%, 04/15/2024		430,000	679,400	0.12
Brazil (Fed Rep of) 10.125%, 05/15/2027		494,000	881,296	0.15
Brazil (Fed Rep of) 8.250%, 01/20/2034		725,000	1,162,900	0.20
Brazil Letras do Tesouro Nacional 0.000%, 01/01/2015	BRL	920,000	401,474	0.07
Brazil Notas do Tesouro Nacional, Serie B 6.000%, 08/15/2016	BRL	1,080,000	1,334,130	0.23
Brazil Notas do Tesouro Nacional, Serie B 6.000%, 08/15/2020	BRL	4,580,000	5,962,800	1.02
Brazil Notas do Tesouro Nacional, Serie B 6.000%, 08/15/2050	BRL	810,000	1,180,471	0.20
Cosan Luxembourg S.A. 9.500%, 03/14/2018(2)	BRL	1,600,000	831,688	0.14
Fibria Overseas Finance Ltd. 6.750%, 03/03/2021		1,200,000	1,339,500	0.23
JBS Finance II Ltd. 8.250%, 01/29/2018		3,533,000	3,815,640	0.65
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		2,750,000	2,447,500	0.42
Marfrig Overseas Ltd. 9.500%, 05/04/2020		700,000	637,000	0.11
Minerva Luxembourg S.A. 12.250%, 02/10/2022		1,400,000	1,729,000	0.30
Minerva Luxembourg S.A. 7.750%, 01/31/2023		2,268,000	2,421,544	0.42
NII Capital Corp. 7.625%, 04/01/2021		3,100,000	2,743,500	0.47
OGX Austria GmbH 8.500%, 06/01/2018		2,900,000	1,819,750	0.31
Oi S.A. 9.750%, 09/15/2016	BRL	1,000,000	521,054	0.09

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil - (continued)
OSX 3 Leasing B.V. 9.250%, 03/20/2015(2)		700,000	$647,500	0.11
			41,788,420	7.17
Chile (Cost $5,824,283)
Automotores Gildemeister S.A. 6.750%, 01/15/2023		1,100,000	1,127,500	0.19
Banco del Estado de Chile 4.125%, 10/07/2020		510,000	550,584	0.09
Banco del Estado de Chile 3.875%, 02/08/2022		150,000	158,561	0.03
Banco Santander Chile 6.500%, 09/22/2020	CLP	186,500,000	392,048	0.07
Chile (Rep of) 5.500%, 08/05/2020	CLP	330,000,000	741,563	0.13
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		200,000	254,173	0.04
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		200,000	213,825	0.04
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021		485,000	522,482	0.09
Empresa Nacional del Petroleo 6.250%, 07/08/2019		170,000	192,960	0.03
Empresa Nacional del Petroleo 5.250%, 08/10/2020		160,000	172,237	0.03
Inversiones Alsacia S.A. 8.000%, 08/18/2018		959,655	801,312	0.14
SMU S.A. 7.750%, 02/08/2020		500,000	531,875	0.09
			5,659,120	0.97
China (Cost $34,581,376)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		1,402,000	1,598,280	0.27
Central China Real Estate Ltd. 12.250%, 10/20/2015		900,000	986,580	0.17
Central China Real Estate Ltd. 8.000%, 01/28/2020		377,000	395,163	0.07
China Oriental Group Co. Ltd. 8.000%, 08/18/2015		1,100,000	1,152,250	0.20
China Oriental Group Co. Ltd. 7.000%, 11/17/2017		1,600,000	1,628,000	0.28
China Oriental Group Co. Ltd. 7.000%, 11/17/2017		194,000	197,395	0.03
China SCE Property Holdings Ltd. 10.500%, 01/14/2016	CNY	5,000,000	856,709	0.15
China Shanshui Cement Group Ltd. 6.500%, 07/22/2014	CNY	3,000,000	497,837	0.08
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017		1,700,000	1,925,250	0.33
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017		500,000	566,250	0.10
Country Garden Holdings Co. Ltd. 10.500%, 08/11/2015		176,000	197,394	0.03
Country Garden Holdings Co. Ltd. 11.125%, 02/23/2018		1,048,000	1,202,580	0.21
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023		500,000	521,250	0.09
Emerald Plantation Holdings Ltd. 6.000%, 01/30/2020		309,620	193,512	0.03
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		2,279,000	2,484,110	0.43
Evergrande Real Estate Group Ltd. 9.250%, 01/19/2016	CNY	5,120,000	852,869	0.15
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016		1,400,000	1,400,000	0.24
Fosun International Ltd. 7.500%, 05/12/2016		1,600,000	1,700,000	0.29
Gemdale International Holding Ltd. 9.150%, 07/26/2015	CNY	4,750,000	839,292	0.14
Gemdale International Investment Ltd. 7.125%, 11/16/2017		1,100,000	1,148,871	0.20
Hengdeli Holdings Ltd. 6.250%, 01/29/2018		2,000,000	2,095,336	0.36
Hidili Industry International Development Ltd. 8.625%, 11/04/2015		2,100,000	1,554,000	0.27
Lafarge Shui on Cement Ltd. 9.000%, 11/14/2014	CNY	2,750,000	479,818	0.08
Longfor Properties Co. Ltd. 9.500%, 04/07/2016		900,000	984,375	0.17
Longfor Properties Co. Ltd. 9.500%, 04/07/2016		300,000	328,125	0.06
Powerlong Real Estate Holdings Ltd. 11.500%, 03/17/2014	CNY	1,000,000	167,284	0.03
RKI Finance 2011 Ltd. 6.000%, 02/25/2014	CNY	1,750,000	288,029	0.05
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		775,000	853,417	0.15
Shimao Property Holdings Ltd. 11.000%, 03/08/2018		475,000	546,080	0.09
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		1,662,000	1,825,868	0.31
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		660,000	792,907	0.14
Sino-Forest Corp. 5.000%, 08/01/2013(3)		176,000	—	—
Sino-Forest Corp. 5.000%, 08/01/2013(3)		100,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(3)		226,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(3)		30,000	—	—

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
Sino-Forest Corp. 4.250%, 12/15/2016(3)		694,000	$—	—
Sino-Forest Corp. 4.250%, 12/15/2016(3)		10,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(3)		500,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(3)		128,000	—	—
Sunac China Holdings Ltd. 9.375%, 04/05/2018		2,350,000	2,472,106	0.42
Yanlord Land Group Ltd. 9.500%, 03/29/2018		1,425,000	1,549,687	0.26
Yanlord Land Group Ltd. 10.625%, 03/29/2018		775,000	883,500	0.15
			35,164,124	6.03
Colombia (Cost $14,419,969)
Colombia (Rep of) 12.000%, 10/22/2015	COP	4,581,000,000	3,000,729	0.51
Colombia (Rep of) 7.375%, 03/18/2019		880,000	1,143,120	0.20
Colombia (Rep of) 11.750%, 02/25/2020		288,000	458,496	0.08
Colombia (Rep of) 7.750%, 04/14/2021	COP	722,000,000	494,814	0.08
Colombia (Rep of) 4.375%, 07/12/2021		800,000	914,800	0.16
Colombia (Rep of) 4.375%, 03/21/2023	COP	1,030,000,000	569,944	0.10
Colombia (Rep of) 8.125%, 05/21/2024		58,000	85,492	0.01
Colombia (Rep of) 9.850%, 06/28/2027	COP	448,000,000	380,917	0.07
Colombia (Rep of) 7.375%, 09/18/2037		650,000	984,100	0.17
Colombia (Rep of) 6.125%, 01/18/2041		1,672,000	2,248,840	0.39
Colombian TES 10.000%, 07/24/2024	COP	1,505,000,000	1,181,020	0.20
Colombian TES 7.500%, 08/26/2026	COP	1,294,000,000	858,113	0.15
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	818,000,000	542,768	0.09
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,416,000,000	822,793	0.14
Empresas Publicas de Medellin ESP 8.375%, 02/01/2021	COP	1,306,000,000	841,168	0.14
			14,527,114	2.49
Costa Rica (Cost $1,234,458)
Costa Rica (Rep of) 4.250%, 01/26/2023		775,000	786,625	0.13
Costa Rica (Rep of) 4.375%, 04/30/2025(2)		220,000	221,540	0.04
Costa Rica (Rep of) 5.625%, 04/30/2043(2)		220,000	226,160	0.04
			1,234,325	0.21
Croatia (Cost $3,338,336)
Croatia (Rep of) 6.250%, 04/27/2017		450,000	495,153	0.08
Croatia (Rep of) 6.750%, 11/05/2019		470,000	537,370	0.09
Croatia (Rep of) 6.625%, 07/14/2020		975,000	1,111,012	0.19
Croatia (Rep of) 6.375%, 03/24/2021		1,221,000	1,379,730	0.24
			3,523,265	0.60
Czech Republic (Cost $3,650,272)
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	2,750,000	3,875,125	0.66
			3,875,125	0.66
Dominican Republic (Cost $1,476,474)
Dominican (Rep of) 7.500%, 05/06/2021		793,000	910,761	0.16
Dominican (Rep of) 5.875%, 04/18/2024(2)		600,000	615,000	0.10
			1,525,761	0.26
Ecuador (Cost $318,591)
Ecuador (Rep of) 9.375%, 12/15/2015		310,000	325,500	0.06
			325,500	0.06
Egypt (Cost $660,115)
Egypt (Rep of) 5.750%, 04/29/2020		200,000	185,000	0.03
Egypt (Rep of) 6.875%, 04/30/2040		285,000	245,100	0.04
Nile Finance Ltd. 5.250%, 08/05/2015		200,000	188,500	0.04
			618,600	0.11

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
El Salvador (Cost $2,422,723)
El Salvador (Rep of) 7.375%, 12/01/2019		330,000	$391,875	0.07
El Salvador (Rep of) 5.875%, 01/30/2025		485,000	509,250	0.09
El Salvador (Rep of) 8.250%, 04/10/2032		75,000	93,750	0.01
El Salvador (Rep of) 7.650%, 06/15/2035		100,000	116,250	0.02
El Salvador (Rep of) 7.625%, 02/01/2041		400,000	465,000	0.08
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		850,000	918,000	0.16
			2,494,125	0.43
Gabon (Cost $322,692)
Gabonese (Rep of) 8.200%, 12/12/2017		265,000	321,975	0.05
			321,975	0.05
Georgia (Cost $865,091)
Georgia (Rep of) 6.875%, 04/12/2021		415,000	480,155	0.08
Georgian Railway JSC 7.750%, 07/11/2022		370,000	430,125	0.08
			910,280	0.16
Ghana (Cost $1,189,831)
Ghana (Rep of) 21.000%, 10/26/2015	GHS	1,110,000	590,388	0.10
Ghana (Rep of) 8.500%, 10/04/2017		535,000	615,250	0.11
			1,205,638	0.21
Guatemala (Cost $650,324)
Guatemala (Rep of) 4.875%, 02/13/2028		650,000	659,750	0.11
			659,750	0.11
Hong Kong (Cost $2,225,127)
CFG Investment SAC 9.750%, 07/30/2019		2,350,000	2,150,250	0.37
			2,150,250	0.37
Hungary (Cost $11,598,678)
Hungary (Rep of) 5.500%, 02/12/2016	HUF	850,000,000	3,840,982	0.66
Hungary (Rep of) 6.750%, 11/24/2017	HUF	665,000,000	3,141,536	0.54
Hungary (Rep of) 6.500%, 06/24/2019	HUF	60,000,000	283,753	0.05
Hungary (Rep of) 6.250%, 01/29/2020		659,000	732,314	0.12
Hungary (Rep of) 6.375%, 03/29/2021		818,000	915,178	0.16
Hungary (Rep of) 7.000%, 06/24/2022	HUF	330,000,000	1,619,814	0.28
Hungary (Rep of) 5.375%, 02/21/2023		326,000	336,100	0.06
Hungary (Rep of) 7.625%, 03/29/2041		958,000	1,124,452	0.19
			11,994,129	2.06
India (Cost $4,404,584)
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/2023(2)		600,000	616,560	0.11
Export-Import Bank of India 4.000%, 01/14/2023		468,000	475,961	0.08
India (Rep of) 8.330%, 07/09/2026	INR	30,000,000	581,933	0.10
Reliance Holdings USA, Inc. 6.250%, 10/19/2040		419,000	474,780	0.08
Vedanta Resources PLC 8.250%, 06/07/2021		2,200,000	2,398,000	0.41
			4,547,234	0.78
Indonesia (Cost $8,480,282)
Indo Energy Finance II B.V. 6.375%, 01/24/2023		800,000	812,960	0.14
Indonesia (Rep of) 7.500%, 01/15/2016		486,000	558,900	0.10
Indonesia (Rep of) 6.875%, 01/17/2018		475,000	572,969	0.10
Indonesia (Rep of) 11.625%, 03/04/2019		380,000	563,350	0.10
Indonesia (Rep of) 5.875%, 03/13/2020		336,000	399,000	0.07
Indonesia (Rep of) 4.875%, 05/05/2021		400,000	453,500	0.08
Indonesia (Rep of) 6.125%, 05/15/2028	IDR	3,600,000,000	370,371	0.06
Indonesia (Rep of) 8.500%, 10/12/2035		345,000	536,044	0.09
Indonesia (Rep of) 6.625%, 02/17/2037		425,000	557,812	0.10
Indonesia (Rep of) 7.750%, 01/17/2038		550,000	816,750	0.14

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Majapahit Holding B.V. 7.750%, 10/17/2016		355,000	$413,575	0.07
Majapahit Holding B.V. 8.000%, 08/07/2019		470,000	588,675	0.10
Majapahit Holding B.V. 7.750%, 01/20/2020		300,000	374,250	0.06
Pertamina Persero PT 6.000%, 05/03/2042		635,000	682,879	0.12
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		660,000	732,600	0.12
Perusahaan Listrik Negara PT 5.250%, 10/24/2042		200,000	198,500	0.03
			8,632,135	1.48
Iraq (Cost $1,115,294)
Iraq (Rep of) 5.800%, 01/15/2028		1,240,000	1,131,500	0.19
			1,131,500	0.19
Israel (Cost $5,397,090)
Altice Financing S.A. 7.875%, 12/15/2019		400,000	442,000	0.07
Altice Financing S.A. 8.000%, 12/15/2019	EUR	1,200,000	1,738,374	0.30
Altice Finco S.A. 9.875%, 12/15/2020		2,500,000	2,847,500	0.49
Plaza Centers N.V. 5.400%, 07/01/2015	ILS	2,000,000	507,113	0.09
			5,534,987	0.95
Ivory Coast (Cost $2,281,444)
Ivory Coast (Rep of) 5.750%, 12/31/2032		2,720,000	2,597,600	0.45
			2,597,600	0.45
Jamaica (Cost $5,136,058)
Digicel Group Ltd. 8.250%, 09/30/2020		4,400,000	4,708,000	0.81
Digicel Ltd. 6.000%, 04/15/2021		400,000	401,000	0.07
			5,109,000	0.88
Kazakhstan (Cost $12,912,265)
ATF Bank JSC 9.000%, 05/11/2016		800,000	763,080	0.13
BTA Bank JSC 5.500%, 12/21/2022		200,000	151,000	0.03
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		1,000,000	985,500	0.17
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021		1,100,000	1,171,610	0.20
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		795,000	929,156	0.16
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		500,000	592,500	0.10
Kazatomprom Natsionalnaya Atomnaya Kompaniya A.O. 6.250%, 05/20/2015		455,000	485,712	0.08
Kazkommertsbank JSC 8.500%, 05/11/2018		4,050,000	3,979,125	0.68
KazMunaiGaz Finance Sub B.V. 11.750%, 01/23/2015		278,000	321,785	0.06
KazMunaiGaz Finance Sub B.V. 9.125%, 07/02/2018		291,000	371,753	0.06
KazMunaiGaz Finance Sub B.V. 7.000%, 05/05/2020		280,000	337,400	0.06
KazMunaiGaz Finance Sub B.V. 6.375%, 04/09/2021		450,000	527,625	0.09
KazMunayGas National Co. JSC 4.400%, 04/30/2023(2)		275,000	277,750	0.05
KazMunayGas National Co. JSC 5.750%, 04/30/2043(2)		850,000	863,813	0.15
Zhaikmunai L.P. 7.125%, 11/13/2019		1,400,000	1,515,500	0.26
			13,273,309	2.28
Kuwait (Cost $2,785,604)
Kuwait Projects Co. 9.375%, 07/15/2020		2,260,000	2,904,326	0.50
			2,904,326	0.50
Latvia (Cost $833,937)
Latvia (Rep of) 2.750%, 01/12/2020		850,000	847,875	0.15
			847,875	0.15
Lebanon (Cost $2,817,696)
Lebanon (Rep of) 5.150%, 11/12/2018		320,000	318,400	0.06
Lebanon (Rep of) 6.375%, 03/09/2020		811,000	837,358	0.14
Lebanon (Rep of) 8.250%, 04/12/2021		162,000	183,870	0.03
Lebanon (Rep of) 6.100%, 10/04/2022		1,090,000	1,087,275	0.19

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Lebanon - (continued)
Lebanon (Rep of) 6.600%, 11/27/2026		356,000	$356,890	0.06
			2,783,793	0.48
Lithuania (Cost $3,650,098)
Lithuania (Rep of) 5.125%, 09/14/2017		510,000	573,750	0.10
Lithuania (Rep of) 7.375%, 02/11/2020		900,000	1,164,132	0.20
Lithuania (Rep of) 6.125%, 03/09/2021		420,000	516,075	0.09
Lithuania (Rep of) 6.625%, 02/01/2022		1,291,000	1,647,962	0.28
			3,901,919	0.67
Malaysia (Cost $11,894,483)
Malaysia (Govt of) 4.262%, 09/15/2016	MYR	2,700,000	922,914	0.16
Malaysia (Govt of) 4.012%, 09/15/2017	MYR	3,700,000	1,256,772	0.21
Malaysia (Govt of) 3.314%, 10/31/2017	MYR	2,900,000	958,059	0.16
Malaysia (Govt of) 3.580%, 09/28/2018	MYR	2,600,000	868,342	0.15
Malaysia (Govt of) 4.378%, 11/29/2019	MYR	3,800,000	1,326,118	0.23
Malaysia (Govt of) 3.492%, 03/31/2020	MYR	5,200,000	1,727,142	0.29
Malaysia (Govt of) 4.160%, 07/15/2021	MYR	6,500,000	2,255,766	0.39
Malaysia (Govt of) 3.480%, 03/15/2023	MYR	1,700,000	563,692	0.10
Malaysia (Govt of) 3.502%, 05/31/2027	MYR	2,100,000	678,607	0.12
Petronas Capital Ltd. 5.250%, 08/12/2019		350,000	412,731	0.07
Petronas Capital Ltd. 7.875%, 05/22/2022		340,000	477,961	0.08
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		500,000	567,233	0.10
			12,015,337	2.06
Mexico (Cost $29,520,769)
America Movil S.A.B de C.V. 6.450%, 12/05/2022	MXN	9,860,000	882,758	0.15
Cemex Espana Luxembourg 9.250%, 05/12/2020		4,136,000	4,549,600	0.78
Comision Federal de Electricidad 4.875%,		295,000	335,562	0.06
Comision Federal de Electricidad 4.875%, 05/26/2021		200,000	227,500	0.04
Comision Federal de Electricidad 5.750%, 02/14/2042		370,000	418,100	0.07
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022		1,400,000	637,000	0.11
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020		1,250,000	756,250	0.13
Grupo Papelero Scribe S.A. de C.V. 8.875%, 04/07/2020		400,000	396,000	0.07
Mexican Bonos 7.500%, 06/03/2027	MXN	30,440,000	3,199,796	0.55
Mexican Bonos 8.500%, 05/31/2029	MXN	29,460,000	3,383,175	0.58
Mexican Bonos 7.750%, 05/29/2031	MXN	24,950,000	2,704,232	0.46
Mexican Bonos 10.000%, 11/20/2036	MXN	10,800,000	1,453,144	0.25
Mexican Bonos 8.500%, 11/18/2038	MXN	13,700,000	1,630,368	0.28
Mexican Udibonos 4.000%, 11/15/2040	MXN	1,930,000	1,127,027	0.19
Mexico (Rep of) 5.625%, 01/15/2017		180,000	207,540	0.04
Mexico (Rep of) 5.950%, 03/19/2019		286,000	351,065	0.06
Mexico (Rep of) 5.125%, 01/15/2020		400,000	478,000	0.08
Mexico (Rep of) 3.625%, 03/15/2022		330,000	359,700	0.06
Mexico (Rep of) 6.750%, 09/27/2034		829,000	1,158,528	0.20
Mexico (Rep of) 6.050%, 01/11/2040		462,000	607,530	0.10
Mexico (Rep of) 4.750%, 03/08/2044		806,000	891,839	0.15
Mexico (Rep of) 5.750%, 10/12/2110		238,000	280,364	0.05
Pemex Project Funding Master Trust 5.750%, 03/01/2018		327,000	381,773	0.07
Petroleos Mexicanos 8.000%, 05/03/2019		410,000	533,000	0.09
Petroleos Mexicanos 6.000%, 03/05/2020		242,000	291,368	0.05
Petroleos Mexicanos 7.650%, 11/24/2021	MXN	5,500,000	521,314	0.09
Petroleos Mexicanos 6.500%, 06/02/2041		573,000	711,952	0.12
Petroleos Mexicanos 5.500%, 06/27/2044		115,000	125,925	0.02
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/2020		875,000	266,875	0.05

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/2020		200,000	$61,000	0.01
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022		3,427,000	1,045,235	0.18
			29,973,520	5.14
Mongolia (Cost $2,403,763)
Mongolia (Rep of) 5.125%, 12/05/2022		270,000	255,150	0.04
Mongolian Mining Corp. 8.875%, 03/29/2017		2,075,000	2,124,385	0.37
			2,379,535	0.41
Morocco (Cost $877,438)
Morocco (Rep of) 4.250%, 12/11/2022		455,000	471,494	0.08
Morocco (Rep of) 5.500%, 12/11/2042		400,000	416,000	0.07
			887,494	0.15
Nigeria (Cost $12,359,863)
Afren PLC 11.500%, 02/01/2016		1,500,000	1,781,250	0.31
Afren PLC 11.500%, 02/01/2016		400,000	475,000	0.08
Afren PLC 10.250%, 04/08/2019		1,900,000	2,265,750	0.39
Nigeria (Rep of) 16.000%, 06/29/2019	NGN	50,000,000	369,272	0.06
Nigeria (Rep of) 6.750%, 01/28/2021		400,000	470,000	0.08
Nigeria (Rep of) 16.390%, 01/27/2022	NGN	261,500,000	2,063,367	0.35
Nigeria Treasury Bill 11.000%, 06/27/2013(4)	NGN	20,000,000	124,315	0.02
Nigeria Treasury Bill 13.760%, 08/08/2013(4)	NGN	176,900,000	1,084,923	0.19
Nigeria Treasury Bill 10.660%, 09/26/2013(4)	NGN	62,000,000	373,314	0.06
Nigeria Treasury Bill 13.100%, 10/10/2013(4)	NGN	143,100,000	860,167	0.15
Nigeria Treasury Bill 10.340%, 03/20/2014(4)	NGN	30,000,000	171,122	0.03
Nigeria Treasury Bill 10.440%, 04/10/2014(4)	NGN	130,000,000	738,203	0.13
Nigeria Treasury Bill 10.910%, 04/24/2014(4)	NGN	100,000,000	565,437	0.10
Sea Trucks Group 9.000%, 03/26/2018(2)		1,400,000	1,417,500	0.24
			12,759,620	2.19
Pakistan (Cost $388,436)
Pakistan (Rep of) 7.125%, 03/31/2016		305,000	289,750	0.05
Pakistan (Rep of) 6.875%, 06/01/2017		120,000	112,200	0.02
			401,950	0.07
Panama (Cost $2,060,995)
Panama (Rep of) 7.125%, 01/29/2026		356,000	494,840	0.08
Panama (Rep of) 8.875%, 09/30/2027		205,000	327,693	0.06
Panama (Rep of) 9.375%, 04/01/2029		345,000	585,292	0.10
Panama (Rep of) 6.700%, 01/26/2036		419,000	583,038	0.10
Panama (Rep of) 4.300%, 04/29/2053		110,000	110,275	0.02
			2,101,138	0.36
Paraguay (Cost $982,885)
Paraguay (Rep of) 4.625%, 01/25/2023		650,000	663,000	0.11
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/2022		300,000	327,000	0.06
			990,000	0.17
Peru (Cost $4,949,139)
Peru (Rep of) 8.600%, 08/12/2017	PEN	1,400,000	648,036	0.11
Peru (Rep of) 7.125%, 03/30/2019		175,000	227,062	0.04
Peru (Rep of) 7.840%, 08/12/2020	PEN	1,800,000	852,123	0.15
Peru (Rep of) 7.350%, 07/21/2025		821,000	1,192,503	0.20
Peru (Rep of) 8.200%, 08/12/2026	PEN	900,000	473,394	0.08
Peru (Rep of) 6.950%, 08/12/2031	PEN	900,000	424,154	0.07
Peru (Rep of) 8.750%, 11/21/2033		698,000	1,193,580	0.21
			5,010,852	0.86

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Philippines (Cost $8,647,225)
Petron Corp. 7.000%, 11/10/2017	PHP	19,000,000	$485,972	0.08
Philippines (Rep of) 8.375%, 06/17/2019		370,000	500,888	0.09
Philippines (Rep of) 4.000%, 01/15/2021		608,000	685,520	0.12
Philippines (Rep of) 3.900%, 11/26/2022	PHP	17,000,000	441,934	0.08
Philippines (Rep of) 10.625%, 03/16/2025		231,000	395,876	0.07
Philippines (Rep of) 5.500%, 03/30/2026		1,040,000	1,309,100	0.22
Philippines (Rep of) 9.500%, 02/02/2030		530,000	907,625	0.16
Philippines (Rep of) 7.750%, 01/14/2031		490,000	742,350	0.13
Philippines (Rep of) 7.750%, 01/14/2031		130,000	196,950	0.03
Philippines (Rep of) 6.375%, 10/23/2034		770,000	1,073,188	0.18
Philippines (Rep of) 6.250%, 01/14/2036	PHP	32,000,000	1,015,613	0.17
Power Sector Assets & Liabilities Management Corp. 7.250%, 05/27/2019		320,000	404,000	0.07
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		622,000	847,475	0.14
			9,006,491	1.54
Poland (Cost $30,506,552)
CEDC Finance Corp. International, Inc. 8.875%, 12/01/2016(5)	EUR	1,680,000	1,703,607	0.29
Eileme 2 AB 11.625%, 01/31/2020		2,000,000	2,375,000	0.41
Eileme 2 AB 11.750%, 01/31/2020	EUR	1,700,000	2,652,996	0.45
Poland (Rep of) 5.000%, 04/25/2016	PLN	6,800,000	2,295,109	0.39
Poland (Rep of) 3.000%, 08/24/2016	PLN	8,760,000	3,763,558	0.65
Poland (Rep of) 4.750%, 10/25/2016	PLN	6,690,000	2,253,324	0.39
Poland (Rep of) 4.000%, 04/25/2017	PLN	11,300,000	3,811,428	0.65
Poland (Rep of) 4.750%, 04/25/2017	PLN	12,080,000	4,113,129	0.71
Poland (Rep of) 6.375%, 07/15/2019		953,000	1,181,339	0.20
Poland (Rep of) 5.750%, 10/25/2021	PLN	10,400,000	3,923,224	0.67
Poland (Rep of) 5.000%, 03/23/2022		993,000	1,159,377	0.20
Poland (Rep of) 5.750%, 09/23/2022	PLN	1,720,000	656,543	0.11
Poland (Rep of) 3.000%, 03/17/2023		704,000	702,754	0.12
Poland (Rep of) 2.750%, 08/25/2023	PLN	1,760,000	723,347	0.12
Poland (Rep of) 5.750%, 04/25/2029	PLN	3,280,000	1,316,733	0.23
			32,631,468	5.59
Qatar (Cost $1,674,368)
Qatar (Rep of) 6.400%, 01/20/2040		570,000	775,200	0.13
Qatar (Rep of) 5.750%, 01/20/2042		738,000	937,260	0.16
			1,712,460	0.29
Romania (Cost $6,399,695)
Romania (Rep of) 5.850%, 07/28/2014	RON	2,930,000	902,072	0.15
Romania (Rep of) 5.900%, 07/26/2017	RON	1,460,000	460,276	0.08
Romania (Rep of) 5.600%, 11/28/2018	RON	200,000	62,438	0.01
Romania (Rep of) 5.750%, 04/29/2020	RON	800,000	250,787	0.04
Romania (Rep of) 6.750%, 02/07/2022		1,548,000	1,897,229	0.33
Romania (Rep of) 5.850%, 04/26/2023	RON	520,000	165,043	0.03
Romania (Rep of) 4.375%, 08/22/2023		1,368,000	1,415,811	0.24
Romania Treasury Bills 5.770%, 01/08/2014(4)	RON	5,250,000	1,547,358	0.27
			6,701,014	1.15
Russian Federation (Cost $67,267,483)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		1,500,000	1,616,550	0.28
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		1,450,000	1,529,750	0.26

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
CEDC Finance Corp. International, Inc. 9.125%, 12/01/2016(2)(5)		280,000	$217,000	0.04
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		2,400,000	2,508,000	0.43
Evraz Group S.A. 6.750%, 04/27/2018		3,800,000	3,861,750	0.66
Far Eastern Shipping Co. 8.000%, 05/02/2018		1,350,000	1,357,587	0.23
Far Eastern Shipping Co. 8.750%, 05/02/2020		1,350,000	1,361,880	0.23
Metalloinvest Finance Ltd. 6.500%, 07/21/2016		1,100,000	1,163,250	0.20
Mobile Telesystems OJSC 8.150%, 11/03/2020	RUB	15,250,000	491,529	0.09
MTS International Funding Ltd. 8.625%, 06/22/2020		3,400,000	4,275,500	0.73
Promsvyazbank OJSC Via PSB Finance S.A. 8.500%, 04/25/2017		400,000	428,000	0.07
Promsvyazbank OJSC Via PSB Finance S.A. 10.200%, 11/06/2019		2,250,000	2,418,750	0.42
RusHydro JSC via RusHydro Finance Ltd. 7.875%, 10/28/2015	RUB	5,000,000	161,041	0.03
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 9.000%, 06/11/2014		200,000	216,020	0.04
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		330,000	386,925	0.07
Russian Federal Bond - OFZ 7.350%, 01/20/2016	RUB	179,540,000	5,988,655	1.03
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	18,000,000	595,775	0.10
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	111,222,000	3,757,026	0.65
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	80,905,000	2,738,909	0.47
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	55,274,000	1,890,741	0.32
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	67,146,000	2,313,018	0.40
Russian Federal Bond - OFZ 6.800%, 12/11/2019	RUB	26,870,000	892,322	0.15
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	84,700,000	2,943,112	0.51
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	32,180,000	1,126,611	0.19
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	60,949,000	2,215,046	0.38
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	28,284,000	932,527	0.16
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		400,000	461,500	0.08
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		127,000	248,920	0.04
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		2,417,525	3,041,246	0.52
Russian Foreign Bond - Eurobond 5.625%, 04/04/2042		1,000,000	1,190,000	0.20
Russian Standard Bank Via Russian Standard Finance S.A. 9.250%, 07/11/2017		2,000,000	2,170,400	0.37
Severstal OAO Via Steel Capital S.A. 5.900%, 10/17/2022		1,100,000	1,091,970	0.19
Severstal OAO Via Steel Capital S.A. 5.900%, 10/17/2022		200,000	198,540	0.03
Sibmetinvest 13.500%, 10/10/2019	RUB	23,250,000	795,679	0.14
SUEK Finance 9.350%, 06/26/2020	RUB	25,500,000	820,459	0.14
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		3,600,000	3,807,000	0.65
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		4,300,000	4,918,125	0.84
VimpelCom Holdings B.V. 9.000%, 02/13/2018	RUB	25,000,000	840,112	0.14
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		317,000	348,383	0.06
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		1,652,000	1,959,272	0.34

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		355,000	$426,888	0.07
			69,705,768	11.95
Saudi Arabia (Cost $2,132,220)
Dar Al-Arkan International Sukuk Co. II 10.750%, 02/18/2015		2,000,000	2,215,000	0.38
			2,215,000	0.38
Senegal (Cost $684,890)
Senegal (Rep of) 8.750%, 05/13/2021		600,000	724,500	0.12
			724,500	0.12
Serbia (Cost $1,255,505)
Serbia (Rep of) 4.875%, 02/25/2020		400,000	410,972	0.07
Serbia (Rep of) 7.250%, 09/28/2021		800,000	934,000	0.16
			1,344,972	0.23
Singapore (Cost $2,260,138)
MMI International Ltd. 8.000%, 03/01/2017		1,300,000	1,317,875	0.22
Olam International Ltd. 6.000%, 10/25/2022	SGD	1,250,000	914,134	0.16
			2,232,009	0.38
South Africa (Cost $28,489,567)
African Bank Ltd. 8.125%, 02/24/2017		1,200,000	1,334,400	0.23
Edcon Pty Ltd., FRN 3.453%, 06/15/2014	EUR	158,000	208,078	0.04
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	1,400,000	1,901,808	0.33
Edcon Pty Ltd. 9.500%, 03/01/2018		850,000	877,625	0.15
Sappi Papier Holding GmbH 8.375%, 06/15/2019		900,000	1,008,000	0.17
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	31,100,000	3,816,842	0.65
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	32,200,000	3,966,196	0.68
South Africa (Rep of) 6.875%, 05/27/2019		490,000	611,275	0.11
South Africa (Rep of) 5.500%, 03/09/2020		699,000	823,072	0.14
South Africa (Rep of) 5.875%, 05/30/2022		420,000	511,875	0.09
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	35,500,000	4,381,642	0.75
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	23,000,000	3,407,388	0.58
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	29,340,000	3,171,898	0.54
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	8,140,000	778,044	0.13
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	8,700,000	843,087	0.15
South Africa (Rep of) 6.250%, 03/08/2041		450,000	585,000	0.10
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	10,800,000	1,340,315	0.23
			29,566,545	5.07
Sri Lanka (Cost $1,551,502)
Bank of Ceylon 6.875%, 05/03/2017		200,000	212,700	0.04
Sri Lanka (Rep of) 7.400%, 01/22/2015		100,000	106,625	0.02
Sri Lanka (Rep of) 6.250%, 10/04/2020		535,000	580,475	0.10
Sri Lanka (Rep of) 6.250%, 07/27/2021		420,000	455,788	0.08
Sri Lanka (Rep of) 5.875%, 07/25/2022		200,000	211,500	0.03
			1,567,088	0.27
Thailand (Cost $7,650,378)
Thailand (Govt of) 1.200%, 07/14/2021	THB	23,900,000	872,664	0.15
Thailand (Govt of) 3.650%, 12/17/2021	THB	114,400,000	3,988,159	0.68
Thailand (Govt of) 3.625%, 06/16/2023	THB	29,100,000	1,009,022	0.17
Thailand (Govt of) 3.580%, 12/17/2027	THB	41,500,000	1,422,705	0.25
Thailand (Govt of) 1.250%, 03/12/2028	THB	17,800,000	616,080	0.11
			7,908,630	1.36
Turkey (Cost $22,534,613)
Ronesans Holding, FRN 9.000%, 12/18/2015	TRY	610,000	346,554	0.06

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Turkey (Rep of) 9.000%, 05/21/2014	TRY	2,700,000	$2,225,860	0.38
Turkey (Rep of) 7.000%, 09/26/2016		321,000	371,959	0.06
Turkey (Rep of) 7.500%, 07/14/2017		350,000	422,188	0.07
Turkey (Rep of) 6.750%, 04/03/2018		1,208,000	1,440,540	0.25
Turkey (Rep of) 7.000%, 03/11/2019		510,000	627,963	0.11
Turkey (Rep of) 7.500%, 11/07/2019		290,000	369,750	0.06
Turkey (Rep of) 4.000%, 04/01/2020	TRY	1,700,000	1,426,672	0.25
Turkey (Rep of) 5.625%, 03/30/2021		530,000	621,425	0.11
Turkey (Rep of) 9.500%, 01/12/2022	TRY	1,460,000	986,635	0.17
Turkey (Rep of) 3.000%, 02/23/2022	TRY	8,000,000	5,682,233	0.97
Turkey (Rep of) 8.500%, 09/14/2022	TRY	2,940,000	1,899,295	0.33
Turkey (Rep of) 7.100%, 03/08/2023	TRY	2,000,000	1,183,099	0.20
Turkey (Rep of) 3.250%, 03/23/2023		450,000	443,812	0.08
Turkey (Rep of) 7.375%, 02/05/2025		797,000	1,063,995	0.18
Turkey (Rep of) 11.875%, 01/15/2030		255,000	485,648	0.08
Turkey (Rep of) 8.000%, 02/14/2034		409,000	595,095	0.10
Turkey (Rep of) 6.875%, 03/17/2036		520,000	681,200	0.12
Turkey (Rep of) 7.250%, 03/05/2038		225,000	308,812	0.05
Turkey (Rep of) 6.750%, 05/30/2040		487,000	637,970	0.11
Turkey (Rep of) 6.000%, 01/14/2041		600,000	721,500	0.12
Turkey (Rep of) 4.875%, 04/16/2043		450,000	462,375	0.08
Turkiye Garanti Bankasi AS 7.375%, 03/07/2018	TRY	931,000	526,377	0.09
			23,530,957	4.03
Ukraine (Cost $18,606,938)
DTEK Finance B.V. 9.500%, 04/28/2015		225,000	235,406	0.04
DTEK Finance PLC 7.875%, 04/04/2018(2)		800,000	790,800	0.14
Ferrexpo Finance PLC 7.875%, 04/07/2016		2,300,000	2,282,750	0.39
Metinvest B.V. 10.250%, 05/20/2015		4,300,000	4,590,250	0.79
Metinvest B.V. 8.750%, 02/14/2018		762,000	777,240	0.13
MHP S.A. 10.250%, 04/29/2015		403,000	426,688	0.07
MHP S.A. 8.250%, 04/02/2020(2)		1,200,000	1,188,348	0.21
Mriya Agro Holding PLC 9.450%, 04/19/2018(2)		1,200,000	1,179,000	0.20
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		425,000	440,768	0.08
Oschadbank Via SSB #1 PLC 8.250%, 03/10/2016		600,000	585,000	0.10
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		600,000	583,500	0.10
State Export-Import Bank of Ukraine JSC via Biz Finance PLC 8.750%, 01/22/2018		970,000	953,025	0.16
Ukraine (Govt of) 6.250%, 06/17/2016		200,000	195,500	0.03
Ukraine (Govt of) 9.250%, 07/24/2017		1,475,000	1,574,562	0.27
Ukraine (Govt of) 7.750%, 09/23/2020		870,000	883,050	0.15
Ukraine (Govt of) 7.950%, 02/23/2021		330,000	335,775	0.06
Ukraine (Govt of) 7.800%, 11/28/2022		1,570,000	1,563,956	0.27
Ukraine (Govt of) 7.500%, 04/17/2023(2)		250,000	241,250	0.04
			18,826,868	3.23
United Arab Emirates (Cost $18,389,738)
Anka a Sukuk Ltd. 10.000%, 08/25/2016	AED	3,000,000	856,793	0.15
Atlantic Finance Ltd. 10.750%, 05/27/2014		2,200,000	2,392,500	0.41
DP World Ltd. 6.850%, 07/02/2037		2,900,000	3,483,625	0.60
DP World Sukuk Ltd. 6.250%, 07/02/2017		1,200,000	1,344,000	0.23
Dubai DOF Sukuk Ltd. 6.450%, 05/02/2022		200,000	235,500	0.04
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	2,650,000	3,520,454	0.60

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates - (continued)
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	1,750,000	$2,776,128	0.48
Emaar Sukuk Ltd. 6.400%, 07/18/2019		1,350,000	1,515,375	0.26
Emirate of Dubai Government International Bonds 7.750%, 10/05/2020		2,660,000	3,338,300	0.57
			19,462,675	3.34
Uruguay (Cost $5,441,564)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	12,120,000	1,229,583	0.21
Uruguay (Rep of) 8.000%, 11/18/2022		574,854	825,490	0.14
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	4,550,000	472,156	0.08
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	11,490,000	864,754	0.15
Uruguay (Rep of) 7.875%, 01/15/2033		691,000	1,046,520	0.18
Uruguay (Rep of) 7.625%, 03/21/2036		490,000	739,165	0.13
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	4,940,000	492,173	0.09
Uruguay (Rep of) 4.125%, 11/20/2045		426,300	414,790	0.07
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	100,000	5,240	—
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	100,000	14,783	—
			6,104,654	1.05
Venezuela (Cost $8,412,010)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		370,000	320,975	0.05
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		230,000	256,450	0.04
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		1,105,000	773,500	0.13
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		264,000	179,520	0.03
Venezuela (Rep of) 8.500%, 10/08/2014		194,000	197,880	0.03
Venezuela (Rep of) 7.750%, 10/13/2019		420,000	394,800	0.07
Venezuela (Rep of) 6.000%, 12/09/2020		290,000	243,600	0.04
Venezuela (Rep of) 12.750%, 08/23/2022		706,000	805,899	0.14
Venezuela (Rep of) 9.000%, 05/07/2023		460,000	437,690	0.08
Venezuela (Rep of) 8.250%, 10/13/2024		378,000	340,767	0.06
Venezuela (Rep of) 7.650%, 04/21/2025		305,000	264,282	0.05
Venezuela (Rep of) 11.750%, 10/21/2026		1,667,000	1,819,531	0.31
Venezuela (Rep of) 9.250%, 09/15/2027		485,000	476,512	0.08
Venezuela (Rep of) 9.250%, 05/07/2028		605,000	578,683	0.10
Venezuela (Rep of) 11.950%, 08/05/2031		1,688,000	1,859,332	0.32
			8,949,421	1.53
Vietnam (Cost $1,075,779)
Vietnam (Rep of) 6.875%, 01/15/2016		320,000	354,400	0.06
Vietnam (Rep of) 6.750%, 01/29/2020		643,000	763,563	0.13
			1,117,963	0.19
Zambia (Cost $301,229)
Zambia (Rep of) 5.375%, 09/20/2022		300,000	293,625	0.05
			293,625	0.05
Total Debt Securities (Cost $488,434,383)			502,157,438	86.11

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.		286,398	$100,239	0.02
			100,239	0.02

Kazakhstan (Cost $624,700)
BTA Bank JSC GDR (Registered)		34,532	25,108	—
			25,108	—
Total Equity Securities (Cost $624,700)			125,347	0.02

	Currency(1)	Number of Contracts	Value	% of Net Assets
Purchased Options

United States (Cost $393,779)
Euro Volatility Quoted American Style Options, Exp. 07/12/2013, Strike Price $1.31	EUR	10,560,000	$164,860	0.03
Euro Volatility Quoted American Style Options, Exp. 09/11/2013, Strike Price $1.27	EUR	9,300,000	101,011	0.02

Total Purchased Options (Cost $393,779)			265,871	0.05

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $27,481)
Far East Energy Bermuda Ltd., Exp. 08/23/2014, Strike Price $11.92		1,308,684	$49,730	0.01

Total Warrants (Cost $27,481)			49,730	0.01

	Currency(1)	Par	Value	% of Net Assets
Short-Term Investments

Riyad Bank London, Time Deposit 0.120%, 05/01/2013		30,000,000	$30,000,000	5.14
Total Short-Term Investments (Cost $30,000,000)			30,000,000	5.14

Total Investments in Securities (Cost $519,480,343)			532,598,386	91.33

Fully Funded Total Return Swaps

India (Cost $6,640,939)
India Government Bond 7.490% 04/16/2017	INR	1,130,000	20,906	—
India Government Bond 8.070% 07/03/2017	INR	116,000,000	2,194,606	0.38
India Government Bond 8.070% 07/03/2017	INR	14,000,000	264,866	0.04
India Government Bond 7.830% 04/11/2018	INR	80,000,000	1,525,154	0.26

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
India - (continued)
India Government Bond 7.830% 04/11/2018	INR	11,700,000	$219,617	0.04
India Government Bond 8.190% 01/16/2020	INR	79,000,000	1,511,429	0.26
India Government Bond 8.330% 07/09/2026	INR	33,000,000	640,127	0.11
Rural Electrification Corp. Ltd. 9.350% 10/19/2016	INR	18,000,000	338,591	0.06
			6,715,296	1.15
Indonesia (Cost $11,596,672)
Indonesia (Rep of) 12.800% 06/15/2021	IDR	17,200,000,000	2,619,387	0.45
Indonesia (Rep of) 11.000% 09/15/2025	IDR	1,200,000,000	176,150	0.03
Indonesia (Rep of) 8.375% 09/15/2026	IDR	9,100,000,000	1,128,324	0.19
Indonesia (Rep of) 7.000% 05/15/2027	IDR	8,100,000,000	900,389	0.16
Indonesia (Rep of) 7.000% 05/15/2027	IDR	2,300,000,000	255,666	0.04
Indonesia (Rep of) 10.500% 08/15/2030	IDR	37,300,000,000	5,506,758	0.94
Indonesia (Rep of) 9.500% 07/15/2031	IDR	7,100,000,000	975,080	0.17
			11,561,754	1.98
Total Fully Funded Total Return Swaps (Cost $18,237,611)			18,277,050	3.13

Total Investments (Total Cost $537,717,954)			550,875,436	94.46

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			32,315,483	5.54
Net Assets			$583,190,919	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security has been deemed worthless and is a Level 3 investment.
(4)	Zero coupon bond reflects effective yield on the date of purchase.
(5)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

At April 30, 2013, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	80,500,000	United States Dollar	12,500,000	$561,289
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	21,906,200	United States Dollar	3,400,000	154,327
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	7,029,000	United States Dollar	1,100,000	40,470
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	2,404,200	United States Dollar	378,049	12,038
05/02/2013	Standard Chartered London	United States Dollar	970,300	Chinese Offshore Yuan	6,222,535	(39,319)
05/02/2013	Standard Chartered London	United States Dollar	16,612,956	Chinese Offshore Yuan	105,616,865	(523,596)
05/03/2013	Union Bank of Switzerland - London	Brazilian Real	8,749,117	United States Dollar	4,352,795	18,567
05/03/2013	Bank of America Los Angeles	United States Dollar	2,950,000	Brazilian Real	5,839,909	32,180
05/03/2013	Barclays Wholesale GTS	United States Dollar	2,270,000	Brazilian Real	4,541,519	900
05/03/2013	Barclays Wholesale GTS	United States Dollar	750,000	Brazilian Real	1,520,250	(9,569)
05/03/2013	Barclays Wholesale GTS	United States Dollar	2,960,000	Brazilian Real	6,019,426	(47,514)
05/03/2013	HSBC Bank PLC	United States Dollar	4,577,771	Brazilian Real	9,426,089	(131,829)
05/06/2013	Northern Trust Co. London	United States Dollar	65,362	Russian Ruble	2,035,230	60
05/15/2013	Barclays Wholesale GTS	Indonesian Rupiah	2,826,050,000	United States Dollar	290,000	261

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/15/2013	Deutsche Bank London	Indonesian Rupiah	4,744,179,300	United States Dollar	484,051	$3,219
05/15/2013	Standard Chartered London	Indonesian Rupiah	3,720,481,000	United States Dollar	379,835	2,292
05/15/2013	Barclays Wholesale GTS	Philippine Peso	120,763,872	United States Dollar	2,968,265	(33,720)
05/15/2013	Deutsche Bank London	United States Dollar	381,241	Indonesian Rupiah	3,715,956,000	(421)
05/15/2013	Citibank London	United States Dollar	2,948,769	Philippine Peso	120,763,872	14,223
05/16/2013	Barclays Wholesale GTS	Indian Rupee	161,532,265	United States Dollar	2,950,000	48,279
05/16/2013	Deutsche Bank London	Indian Rupee	183,009,054	United States Dollar	3,316,884	80,036
05/17/2013	Union Bank of Switzerland - London	Chilean Peso	596,554,708	United States Dollar	1,269,887	(6,368)
05/17/2013	Citibank London	Colombian Peso	61,078,958	United States Dollar	33,598	(175)
05/17/2013	Citibank London	Colombian Peso	181,402,115	United States Dollar	99,784	(521)
05/17/2013	Citibank London	Colombian Peso	229,767,746	United States Dollar	126,388	(660)
05/17/2013	Deutsche Bank London	Colombian Peso	49,743,068	United States Dollar	26,890	330
05/17/2013	HSBC Bank PLC	Colombian Peso	166,019,993	United States Dollar	90,243	603
05/17/2013	HSBC Bank PLC	Colombian Peso	153,152,806	United States Dollar	83,473	332
05/17/2013	HSBC Bank PLC	Colombian Peso	256,141,405	United States Dollar	139,949	211
05/17/2013	HSBC Bank PLC	Colombian Peso	334,762,604	United States Dollar	183,181	1
05/17/2013	HSBC Bank PLC	Colombian Peso	286,861,527	United States Dollar	157,703	(733)
05/17/2013	Citibank London	Mexican Peso	23,069,527	United States Dollar	1,824,688	72,479
05/17/2013	Deutsche Bank London	Mexican Peso	31,468,554	United States Dollar	2,491,000	96,877
05/17/2013	Deutsche Bank London	Mexican Peso	22,500,718	United States Dollar	1,800,000	50,390
05/17/2013	Deutsche Bank London	Mexican Peso	7,667,208	United States Dollar	620,000	10,528
05/17/2013	HSBC Bank PLC	Mexican Peso	2,910,000	United States Dollar	230,879	8,430
05/17/2013	Bank of America Los Angeles	Peruvian Neuevo Sol	2,333,784	United States Dollar	905,796	(23,905)
05/17/2013	Citibank London	Peruvian Neuevo Sol	1,602,839	United States Dollar	617,783	(12,102)
05/17/2013	Deutsche Bank London	Thai Baht	84,350,000	United States Dollar	2,800,000	71,000
05/17/2013	Union Bank of Switzerland - London	United States Dollar	3,011,912	Colombian Peso	5,522,942,725	(10,237)
05/17/2013	Deutsche Bank London	United States Dollar	500,000	Mexican Peso	6,250,200	(13,997)
05/17/2013	Deutsche Bank London	United States Dollar	2,960,000	Peruvian Neuevo Sol	7,663,440	64,136
05/17/2013	Deutsche Bank London	United States Dollar	48,150	Thai Baht	1,400,000	498
05/17/2013	HSBC Bank PLC	United States Dollar	440,000	Thai Baht	12,927,640	(15)
05/17/2013	HSBC Bank PLC	United States Dollar	3,380,000	Thai Baht	99,536,268	(7,891)
05/17/2013	Northern Trust Securities	United States Dollar	640,190	Thai Baht	18,400,970	13,880
05/21/2013	Union Bank of Switzerland - London	Russian Ruble	47,278,875	United States Dollar	1,550,000	(36,928)
05/21/2013	Union Bank of Switzerland - London	Russian Ruble	81,927,313	United States Dollar	2,690,000	(68,070)
05/21/2013	Bank of America Los Angeles	United States Dollar	1,862,369	Russian Ruble	58,700,000	(16,215)
05/21/2013	Goldman Sachs Intl Ltd. London	United States Dollar	1,758,000	Russian Ruble	55,473,700	(17,331)
05/22/2013	Barclays Wholesale GTS	Malaysian Ringgit	2,022,800	United States Dollar	650,000	14,048
05/22/2013	Bank of America Los Angeles	United States Dollar	197,057	Malaysian Ringgit	600,000	88
05/22/2013	HSBC Bank PLC	United States Dollar	131,148	Malaysian Ringgit	400,000	(165)
05/22/2013	Standard Chartered London	United States Dollar	426,327	Malaysian Ringgit	1,300,000	(439)
05/24/2013	Bank of America Los Angeles	Chinese Yuan Renminbi	84,212,046	United States Dollar	13,378,671	191,370
05/24/2013	Morgan Stanley & Co. International	Chinese Yuan Renminbi	4,836,524	United States Dollar	770,000	9,364
05/24/2013	Union Bank of Switzerland - London	Chinese Yuan Renminbi	2,831,033	United States Dollar	450,000	6,196
05/24/2013	Bank of America Los Angeles	Korean Won	3,310,195,000	United States Dollar	2,950,000	54,843
05/24/2013	Chase Manhattan Bank London	Philippine Peso	81,139,349	United States Dollar	1,996,539	(24,649)
05/24/2013	Barclays Wholesale GTS	United States Dollar	760,000	Chinese Yuan Renminbi	4,768,088	(8,336)
05/24/2013	HSBC Bank PLC	United States Dollar	3,370,000	Chinese Yuan Renminbi	21,139,336	(36,421)
05/24/2013	Standard Chartered London	United States Dollar	300,000	Chinese Yuan Renminbi	1,885,800	(3,880)
05/24/2013	Citibank London	United States Dollar	833,440	Philippine Peso	34,128,528	4,031
05/24/2013	Deutsche Bank London	United States Dollar	120,000	Philippine Peso	4,893,600	1,073
05/31/2013	Bank of America Los Angeles	Czech Koruna	3,217,197	United States Dollar	160,000	4,279
05/31/2013	Bank of America Los Angeles	Czech Koruna	2,944,305	United States Dollar	150,000	344
05/31/2013	Barclays Wholesale GTS	Czech Koruna	2,466,606	United States Dollar	128,057	(2,105)
05/31/2013	Goldman Sachs Intl Ltd. London	Hungarian Forint	166,240,760	United States Dollar	700,000	28,884
05/31/2013	Bank of America Los Angeles	Israeli Shekel	295,388	United States Dollar	80,000	2,299
05/31/2013	Citibank London	Israeli Shekel	8,445,081	United States Dollar	2,263,490	89,418
05/31/2013	Bank of America Los Angeles	Polish Zloty	1,436,672	United States Dollar	450,000	3,590
05/31/2013	Barclays Wholesale GTS	Polish Zloty	23,713,857	United States Dollar	7,538,379	(51,375)
05/31/2013	Goldman Sachs Intl Ltd. London	Polish Zloty	2,707,165	United States Dollar	830,000	24,714

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/31/2013	Citibank London	Romanian Leu	5,985,997	United States Dollar	1,793,611	$21,941
05/31/2013	Citibank London	Romanian Leu	1,412,040	United States Dollar	420,000	8,272
05/31/2013	Deutsche Bank London	Romanian Leu	1,627,758	United States Dollar	470,000	23,699
05/31/2013	Union Bank of Switzerland - London	Romanian Leu	7,713,116	United States Dollar	2,302,079	37,308
05/31/2013	Union Bank of Switzerland - London	Romanian Leu	1,014,773	United States Dollar	300,000	7,781
05/31/2013	Bank of America Los Angeles	Russian Ruble	26,672,403	United States Dollar	860,000	(7,874)
05/31/2013	CSFB Global Foreign Exchange London	Russian Ruble	20,332,458	United States Dollar	640,776	8,802
05/31/2013	CSFB Global Foreign Exchange London	Russian Ruble	8,559,470	United States Dollar	276,059	(2,602)
05/31/2013	Deutsche Bank London	Russian Ruble	10,930,808	United States Dollar	352,039	(2,823)
05/31/2013	HSBC Bank PLC	Russian Ruble	38,068,560	United States Dollar	1,210,216	5,992
05/31/2013	Union Bank of Switzerland - London	Russian Ruble	342,794,127	United States Dollar	11,097,612	(146,080)
05/31/2013	Deutsche Bank London	Singapore Dollar	7,873,922	United States Dollar	6,345,996	46,788
05/31/2013	Deutsche Bank London	South African Rand	6,816,034	United States Dollar	740,000	16,300
05/31/2013	HSBC Bank PLC	South African Rand	51,612,704	United States Dollar	5,720,000	6,891
05/31/2013	Union Bank of Switzerland - London	South African Rand	3,092,029	United States Dollar	334,135	8,954
05/31/2013	Bank of America Los Angeles	Turkish Lira	1,683,093	United States Dollar	920,000	15,621
05/31/2013	Barclays Wholesale GTS	Turkish Lira	1,999,207	United States Dollar	1,100,000	11,347
05/31/2013	Citibank London	Turkish Lira	6,953,982	United States Dollar	3,827,599	38,078
05/31/2013	HSBC Bank PLC	Turkish Lira	6,953,982	United States Dollar	3,831,184	34,493
05/31/2013	Bank of America Los Angeles	United States Dollar	166,124	Hungarian Forint	37,915,010	(115)
05/31/2013	Barclays Wholesale GTS	United States Dollar	348,605	Hungarian Forint	78,196,908	5,750
05/31/2013	Deutsche Bank London	United States Dollar	2,930,000	Hungarian Forint	670,984,650	(11,938)
05/31/2013	Deutsche Bank London	United States Dollar	280,000	Hungarian Forint	66,600,408	(12,010)
05/31/2013	Deutsche Bank London	United States Dollar	280,000	Hungarian Forint	66,611,832	(12,060)
05/31/2013	Deutsche Bank London	United States Dollar	590,000	Israeli Shekel	2,150,845	(9,253)
05/31/2013	Bank of America Los Angeles	United States Dollar	443,633	Polish Zloty	1,420,159	(4,743)
05/31/2013	Goldman Sachs Intl Ltd. London	United States Dollar	2,870,000	Polish Zloty	9,291,338	(63,487)
05/31/2013	HSBC Bank PLC	United States Dollar	71,435	Polish Zloty	234,064	(2,464)
05/31/2013	HSBC Bank PLC	United States Dollar	550,000	Polish Zloty	1,759,010	(5,359)
05/31/2013	HSBC Bank PLC	United States Dollar	1,500,000	Polish Zloty	4,909,950	(50,183)
05/31/2013	Bank of America Los Angeles	United States Dollar	215,000	Romanian Leu	745,971	(11,253)
05/31/2013	Deutsche Bank London	United States Dollar	215,000	Romanian Leu	745,672	(11,162)
05/31/2013	ING Bank Amsterdam	United States Dollar	258,412	Romanian Leu	868,885	(5,121)
05/31/2013	Northern Trust Securities	United States Dollar	61,525	Romanian Leu	207,019	(1,264)
05/31/2013	Northern Trust Securities	United States Dollar	162,702	Romanian Leu	544,515	(2,449)
05/31/2013	Barclays Wholesale GTS	United States Dollar	3,670,000	Russian Ruble	114,192,050	21,811
05/31/2013	CSFB Global Foreign Exchange London	United States Dollar	4,430,000	Russian Ruble	140,160,327	(47,820)
05/31/2013	Deutsche Bank London	United States Dollar	1,050,000	Russian Ruble	32,790,765	2,406
05/31/2013	Union Bank of Switzerland - London	United States Dollar	664,540	Russian Ruble	20,626,413	5,571
05/31/2013	Union Bank of Switzerland - London	United States Dollar	2,990,000	Russian Ruble	94,028,025	(13,992)
05/31/2013	Bank of America Los Angeles	United States Dollar	310,000	South African Rand	2,816,319	(2,496)
05/31/2013	Bank of America Los Angeles	United States Dollar	2,648,210	South African Rand	23,897,053	(3,382)
05/31/2013	Barclays Wholesale GTS	United States Dollar	430,000	South African Rand	3,991,574	(12,901)
05/31/2013	Barclays Wholesale GTS	United States Dollar	1,141,115	South African Rand	10,574,996	(32,276)
05/31/2013	CSFB Global Foreign Exchange London	United States Dollar	1,500,000	South African Rand	13,701,000	(20,249)
05/31/2013	CSFB Global Foreign Exchange London	United States Dollar	1,450,000	South African Rand	13,270,110	(22,437)
05/31/2013	Deutsche Bank London	United States Dollar	2,660,668	South African Rand	23,897,053	9,076
05/31/2013	Deutsche Bank London	United States Dollar	1,076,834	South African Rand	9,984,401	(31,025)
05/31/2013	Deutsche Bank London	United States Dollar	720,000	Turkish Lira	1,313,856	(10,365)
05/31/2013	Deutsche Bank London	United States Dollar	1,087,380	Turkish Lira	1,997,300	(22,907)
05/31/2013	Goldman Sachs Intl Ltd. London	United States Dollar	320,000	Turkish Lira	581,950	(3,503)
05/31/2013	HSBC Bank PLC	United States Dollar	886,270	Turkish Lira	1,613,940	(10,910)
06/03/2013	Union Bank of Switzerland - London	Peruvian Neuevo Sol	5,343,573	United States Dollar	2,020,000	(3,136)
06/10/2013	Northern Trust Securities	Polish Zloty	8,185,935	United States Dollar	2,552,919	29,724
06/10/2013	Barclays Wholesale GTS	United States Dollar	1,989,911	Polish Zloty	6,268,917	12,083
06/10/2013	Deutsche Bank London	United States Dollar	1,918,209	Polish Zloty	5,926,498	48,413
06/10/2013	Deutsche Bank London	United States Dollar	1,292,972	Polish Zloty	4,079,041	6,045
06/10/2013	Union Bank of Switzerland - London	United States Dollar	2,690,000	Polish Zloty	8,512,505	4,325
06/14/2013	Bank of America Los Angeles	Mexican Peso	99,047,261	United States Dollar	8,158,686	(32,419)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
06/14/2013	Barclays Wholesale GTS	Mexican Peso	13,600,000	United States Dollar	1,092,729	$23,074
06/14/2013	Barclays Wholesale GTS	Mexican Peso	12,944,999	United States Dollar	1,043,893	18,171
06/14/2013	Goldman Sachs Intl Ltd. London	Mexican Peso	33,795,619	United States Dollar	2,720,000	52,739
06/14/2013	HSBC Bank PLC	Mexican Peso	3,000,000	United States Dollar	241,158	4,975
06/14/2013	Barclays Wholesale GTS	Thai Baht	134,444,897	United States Dollar	4,497,688	71,017
06/14/2013	Union Bank of Switzerland - London	Thai Baht	39,685,221	United States Dollar	1,363,519	(14,936)
06/14/2013	Citibank London	United States Dollar	540,000	Mexican Peso	6,713,280	(10,787)
06/14/2013	Citibank London	United States Dollar	858,000	Mexican Peso	10,709,556	(20,658)
06/18/2013	Deutsche Bank London	Malaysian Ringgit	8,562,403	United States Dollar	2,742,690	64,160
06/24/2013	Chase Manhattan Bank London	Taiwan Dollar	30,440,194	United States Dollar	1,027,170	6,365
06/24/2013	Union Bank of Switzerland - London	United States Dollar	1,020,000	Taiwan Dollar	30,421,500	(12,900)
06/28/2013	Citibank London	Romanian Leu	1,727,856	United States Dollar	520,000	2,781
06/28/2013	Chase Manhattan Bank London	Singapore Dollar	4,544,670	United States Dollar	3,638,472	51,399
06/28/2013	Deutsche Bank London	United States Dollar	2,977,077	Russian Ruble	95,305,168	(52,675)
06/28/2013	HSBC Bank PLC	United States Dollar	327,718	Russian Ruble	10,231,178	2,468
06/28/2013	HSBC Bank PLC	United States Dollar	442,910	Russian Ruble	13,868,853	2,019
07/12/2013	Barclays Wholesale GTS	Thai Baht	88,792,109	United States Dollar	3,011,535	1,073
07/12/2013	Deutsche Bank London	Thai Baht	101,200,536	United States Dollar	3,431,399	2,212
07/15/2013	Barclays Wholesale GTS	Malaysian Ringgit	22,876,649	United States Dollar	7,428,689	58,749
07/17/2013	HSBC Bank PLC	Chinese Offshore Yuan	3,666,015	United States Dollar	573,577	19,510
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	24,998,265	United States Dollar	3,870,000	174,210
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	657,900	United States Dollar	103,051	3,384
07/17/2013	HSBC Bank PLC	United States Dollar	564,393	Chinese Offshore Yuan	3,666,015	(28,694)
07/17/2013	Standard Chartered London	United States Dollar	103,079	Chinese Offshore Yuan	657,900	(3,356)
07/17/2013	Standard Chartered London	United States Dollar	3,883,527	Chinese Offshore Yuan	24,998,265	(160,683)
07/18/2013	Citibank London	Argentine Peso	6,058,800	United States Dollar	1,080,000	1,467
07/22/2013	Deutsche Bank London	United States Dollar	2,390,674	British Pound	1,565,203	(39,423)
07/22/2013	Deutsche Bank London	United States Dollar	14,907,498	Euro	11,404,232	(120,060)
07/23/2013	Union Bank of Switzerland - London	Thai Baht	54,877,979	United States Dollar	1,859,325	1,454
07/26/2013	Deutsche Bank London	Mexican Peso	89,700,149	United States Dollar	7,367,569	(34,942)
07/31/2013	Union Bank of Switzerland - London	Czech Koruna	81,437,199	United States Dollar	4,111,225	48,808
07/31/2013	Barclays Wholesale GTS	Hungarian Forint	423,788,842	United States Dollar	1,820,499	27,308
08/02/2013	Goldman Sachs Intl Ltd. London	United States Dollar	4,374,521	Brazilian Real	8,858,186	7,917
08/02/2013	Morgan Stanley & Co. International	United States Dollar	4,808,753	Brazilian Real	9,739,889	7,518
08/02/2013	Union Bank of Switzerland - London	United States Dollar	4,299,954	Brazilian Real	8,749,117	(12,884)
09/04/2013	Barclays Wholesale GTS	Brazilian Real	19,316,782	United States Dollar	9,358,906	113,947
09/04/2013	Union Bank of Switzerland - London	Brazilian Real	18,936,069	United States Dollar	9,387,303	(101,151)
09/18/2013	CSFB Global Foreign Exchange London	Argentine Peso	1,926,858	United States Dollar	300,000	15,257
09/23/2013	Union Bank of Switzerland - London	Argentine Peso	2,044,800	United States Dollar	320,000	11,975
09/25/2013	Citibank London	Argentine Peso	2,152,095	United States Dollar	330,000	18,309
09/27/2013	Union Bank of Switzerland - London	Argentine Peso	2,700,600	United States Dollar	420,000	15,720
09/30/2013	Citibank London	Argentine Peso	3,403,192	United States Dollar	520,000	26,503
10/03/2013	Citibank London	Argentine Peso	4,166,400	United States Dollar	640,000	25,910
10/17/2013	Citibank London	Argentine Peso	6,289,500	United States Dollar	1,050,000	(66,967)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	38,604,157	United States Dollar	5,775,607	360,013
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	174,251	United States Dollar	26,573	1,122
04/13/2015	HSBC Bank PLC	United States Dollar	93,434	Chinese Offshore Yuan	612,369	(3,894)
04/13/2015	HSBC Bank PLC	United States Dollar	550,000	Chinese Offshore Yuan	3,554,650	(14,965)
04/13/2015	HSBC Bank PLC	United States Dollar	550,000	Chinese Offshore Yuan	3,565,925	(16,757)
04/13/2015	HSBC Bank PLC	United States Dollar	2,710,000	Chinese Offshore Yuan	17,596,030	(86,656)
04/13/2015	HSBC Bank PLC	United States Dollar	2,050,000	Chinese Offshore Yuan	13,449,435	(87,610)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	105,616,865	United States Dollar	16,100,132	678,606
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	6,222,535	United States Dollar	939,109	49,429
05/04/2015	Standard Chartered London	United States Dollar	1,100,000	Chinese Offshore Yuan	7,158,800	(37,277)
05/04/2015	Standard Chartered London	United States Dollar	3,400,000	Chinese Offshore Yuan	22,343,100	(149,518)
05/04/2015	Standard Chartered London	United States Dollar	12,500,000	Chinese Offshore Yuan	82,337,500	(580,480)
07/17/2015	HSBC Bank PLC	Chinese Offshore Yuan	3,785,666	United States Dollar	564,393	36,599
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	24,998,265	United States Dollar	3,761,400	207,188
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	657,900	United States Dollar	100,038	4,407

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
07/17/2015	HSBC Bank PLC	United States Dollar	18,198	Chinese Offshore Yuan	119,651	$(797)
07/17/2015	HSBC Bank PLC	United States Dollar	557,442	Chinese Offshore Yuan	3,666,015	(24,555)
07/17/2015	Standard Chartered London	United States Dollar	3,870,000	Chinese Offshore Yuan	25,656,165	(203,033)

Total						$801,409

At April 30, 2013, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/ (Losses)	Counterparty

Brazil CETIP Interbank
Deposit Rate	9.644%	BRL	1,453,739	01/02/2017	$44,056	HSBC

Brazil CETIP Interbank
Deposit Rate	8.270%	BRL	4,951,653	01/02/2017	(18,743)	HSBC

Singapore Offer Rate
Fixing 6 Month	1.800%	SGD	2,780,000	10/25/2032	(48,714)	Barclays Capital
	Singapore Offer Rate
2.600%	Fixing 6 Month	SGD	1,560,000	10/25/2032	42,909	Barclays Capital

					$19,508

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock	$—	$125,347	$—	$125,347
Corporate Bonds	—	215,586,441	—	215,586,441
Financial Certificates	—	4,518,901	—	4,518,901
Fully Funded Total Return Swaps	—	18,277,050	—	18,277,050
Government Agencies	—	2,895,322	—	2,895,322
Government Bonds	—	242,270,805	—	242,270,805
Index Linked Corporate Bonds	—	5,574,162	—	5,574,162
Index Linked Government Bonds	—	27,973,507	—	27,973,507
Municipal/Provincial Bonds	—	3,338,300	—	3,338,300
Purchased Options	—	265,871	—	265,871
Short-Term Investments	—	30,000,000	—	30,000,000
Warrants	—	49,730	—	49,730

Total Investments	$—	$550,875,436	$—	$550,875,436

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$4,447,611	$—	$4,447,611
Interest Rate Swap Contracts	—	86,965	—	86,965

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(3,646,202)	$—	$(3,646,202)
Interest Rate Swap Contracts	—	(67,457)	—	(67,457)

Total Other Financial Instruments	$—	$820,917	$—	$820,917

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At April 30, 2013, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2013:

	Derivatives Not Accounted for as
	Hedging Instruments
	Foreign	Fixed Income/
	Exchange	Interest Rate
Assets:
Unrealized Appreciation on Interest Rate Swap Contracts	$—	$86,965
Unrealized Appreciation on Purchased Options	—	265,871
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	4,447,611	—
	$4,447,611	$352,836

Liabilities:
Unrealized Depreciation on Interest Rate Swap Contracts	$—	$(67,457)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(3,646,202)	—
	$(3,646,202)	$(67,457)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Month Period Ended April 30, 2013:

	Derivatives Not Accounted for as
	Hedging Instruments
	Foreign	Fixed Income/
	Exchange	Interest Rate
Realized Gain on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$4,561,652	$—
Net Realized Gain on Interest Rate Swap Contracts	—	590,572
	$4,561,652	$590,572

Net Change in Unrealized Depreciation on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign
Currency Exchange Contracts	$(181,590)	$—
Net Change in Unrealized Depreciation on Interest Rate Swap Contracts	—	(796,499)
	$(181,590)	$(796,499)

* See note 9 in the Notes to the Financial Statements for additional information.

At April 30, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$537,986,269
Gross tax appreciation of investments	$20,267,547
Gross tax depreciation of investments	(7,378,380)
Net tax appreciation of investments	$12,889,167

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $1,166,036)
BM&FBovespa S.A.	BRL	7,200	$49,985	0.52
Braskem S.A. ADR		4,543	80,184	0.84
Direcional Engenharia S.A.	BRL	5,900	46,917	0.49
Even Construtora e Incorporadora S.A.	BRL	7,500	35,424	0.37
Petroleo Brasileiro S.A.	BRL	21,800	208,984	2.19
Petroleo Brasileiro S.A. ADR		23,877	457,245	4.79
Usinas Siderurgicas de Minas Gerais S.A.		200	1,016	0.01
Vale S.A.	BRL	5,600	95,864	1.00
Vale S.A. ADR		9,928	169,669	1.78
			1,145,288	11.99
Chile (Cost $12,512)
Forus S.A.	CLP	3,085	21,584	0.23
			21,584	0.23
China (Cost $1,812,347)
AAC Technologies Holdings, Inc.		33,000	160,957	1.68
Anton Oilfield Services Group		66,000	52,646	0.55
Baidu, Inc. ADR		812	69,710	0.73
Belle International Holdings Ltd.		34,000	55,468	0.58
China Dongxiang Group Co.		202,000	34,620	0.36
China Merchants Bank Co. Ltd., Class H		150,500	320,776	3.36
China Modern Dairy Holdings Ltd.	HKD	155,000	53,530	0.56
China Pacific Insurance Group Co. Ltd., Class H		24,600	88,444	0.93
China Shenhua Energy Co. Ltd., Class H		27,500	97,276	1.02
Chow Tai Fook Jewellery Group Ltd.		56,800	76,415	0.80
CITIC Securities Co. Ltd., Class H	HKD	11,500	26,082	0.27
CNOOC Ltd.	HKD	37,000	69,040	0.72
Ctrip.com International Ltd. ADR		3,434	75,479	0.79
Honghua Group Ltd.		58,000	28,252	0.29
Industrial & Commercial Bank of China Ltd., Class H		366,000	257,516	2.70
Intime Department Store Group Co. Ltd.		57,000	67,576	0.71
Ping An Insurance Group Co. of China Ltd., Class H		23,000	182,129	1.91
Semiconductor Manufacturing International Corp.		524,000	37,814	0.39
Shimao Property Holdings Ltd.		45,500	98,034	1.03
Weichai Power Co. Ltd., Class H		6,200	21,612	0.23
Xinjiang Goldwind Science & Technology Co. Ltd., Class H		29,400	17,769	0.19
			1,891,145	19.80
Czech Republic (Cost $45,685)
CEZ A.S.		1,450	41,967	0.44
			41,967	0.44
Hong Kong (Cost $41,995)
United Tractors Tbk PT		18,500	33,775	0.35
			33,775	0.35
India (Cost $283,943)
ICICI Bank Ltd. ADR		1,696	79,407	0.83
Infosys Ltd. ADR		2,018	84,231	0.88
Reliance Industries Ltd. GDR		2,105	62,034	0.65
State Bank of India GDR (Registered)		583	49,264	0.52
			274,936	2.88
Indonesia (Cost $162,991)
Erajaya Swasembada Tbk PT	IDR	55,500	17,839	0.19

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Indonesia - (continued)
Indofood Sukses Makmur Tbk PT		51,500	$38,933	0.41
Indomobil Sukses Internasional Tbk PT	IDR	72,000	39,249	0.41
Perusahaan Gas Negara Persero Tbk PT	EUR	128,000	82,283	0.86
Timah Persero Tbk PT		170,500	24,902	0.26
			203,206	2.13
Malaysia (Cost $472,521)
CIMB Group Holdings Bhd.	MYR	21,600	54,949	0.58
DRB-Hicom Bhd.	MYR	109,000	89,923	0.94
Gamuda Bhd.	MYR	40,800	54,579	0.57
Kuala Lumpur Kepong Bhd.	MYR	6,000	42,518	0.44
Parkson Retail Group Ltd.	HKD	117,000	63,323	0.66
SP Setia Bhd.	MYR	25,200	28,409	0.30
Tenaga Nasional Bhd.	MYR	16,500	42,572	0.45
UEM Land Holdings Bhd.		83,929	69,240	0.72
			445,513	4.66
Mexico (Cost $300,012)
Alpek S.A. de C.V.	MXN	17,626	42,068	0.44
Cemex S.A.B. de C.V. ADR (Participation Certificates)		7,173	80,692	0.84
Empresas ICA S.A.B. de C.V. ADR		4,500	49,545	0.52
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.		1,500	5,762	0.06
Grupo Financiero Banorte S.A.B. de C.V., Class O		6,300	47,506	0.50
Ternium S.A. ADR		4,715	110,378	1.16
			335,951	3.52
Russian Federation (Cost $778,373)
Lukoil OAO ADR		4,390	278,326	2.92
NovaTek OAO GDR (Registered)		220	22,264	0.23
Sberbank of Russia ADR		36,341	467,345	4.89
Sistema JSFC GDR (Registered)		3,365	64,171	0.67
			832,106	8.71
South Africa (Cost $261,501)
Exxaro Resources Ltd.		3,005	47,127	0.49
Imperial Holdings Ltd.		2,493	55,202	0.58
Investec Ltd.		6,235	44,726	0.47
Sasol Ltd.		1,527	65,996	0.69
Steinhoff International Holdings Ltd.		19,554	52,189	0.55
			265,240	2.78
South Korea (Cost $1,827,120)
Grand Korea Leisure Co. Ltd.	KRW	2,050	63,661	0.66
Hana Financial Group, Inc.	KRW	3,970	126,890	1.33
Hotel Shilla Co. Ltd.	KRW	1,230	65,001	0.68
Hyundai Mobis	KRW	420	95,342	1.00
Hyundai Motor Co.	KRW	1,936	350,706	3.67
Kia Motors Corp.	KRW	2,357	117,283	1.23
Korean Reinsurance Co.		7,480	73,353	0.77
LG Chem Ltd.		388	91,601	0.96
LG Display Co. Ltd.		3,220	87,568	0.92
Lotte Chemical Corp.		210	30,986	0.32
Samsung Electronics Co. Ltd.	KRW	305	420,957	4.41
Samsung Engineering Co. Ltd.		338	27,162	0.28
Samsung Heavy Industries Co. Ltd.	KRW	3,270	104,071	1.09
SK Hynix, Inc.	KRW	2,420	65,702	0.69
			1,720,283	18.01
Taiwan (Cost $836,599)
Catcher Technology Co. Ltd.		13,000	65,855	0.69

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan - (continued)
China Life Insurance Co. Ltd.	TWD	56,000	$56,831	0.60
Formosa Plastics Corp.	TWD	17,000	41,244	0.43
Hon Hai Precision Industry Co. Ltd.	TWD	11,327	29,246	0.31
HTC Corp.		9,000	91,793	0.96
Innolux Corp.		77,000	48,138	0.50
MediaTek, Inc.		15,000	182,977	1.92
Taiwan Fertilizer Co. Ltd.		20,000	47,845	0.50
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	93,251	345,995	3.62
United Microelectronics Corp.	TWD	121,000	46,125	0.48
Wan Hai Lines Ltd.	TWD	34,000	19,009	0.20
			975,058	10.21
Thailand (Cost $144,911)
Banpu PCL (Registered)	THB	2,700	31,278	0.33
Charoen Pokphand Foods PCL (Registered)		37,800	40,891	0.43
Thai Beverage PCL		102,000	50,101	0.52
			122,270	1.28
Turkey (Cost $109,892)
Turk Hava Yollari		24,269	100,988	1.06
Turkiye Halk Bankasi A/S		7,824	85,321	0.89
			186,309	1.95
Total Common Stock (Cost $8,256,438)			8,494,631	88.94

Preferred Stock

Brazil (Cost $394,746)
Banco ABC Brasil S.A.	BRL	7,000	55,419	0.58
Cia Energetica de Minas Gerais ADR		6,138	78,751	0.83
Itau Unibanco Holding S.A. ADR		9,717	163,537	1.71
Usinas Siderurgicas de Minas Gerais S.A., Class A		16,700	82,300	0.86
			380,007	3.98
Total Preferred Stock (Cost $394,746)			380,007	3.98

Equity-Linked Securities

India (Cost $378,840)
Axis Bank Ltd., Issued by Merrill Lynch International(2)		3,219	89,245	0.93
Hero Motocorp Ltd., Issued by JP Morgan Structured Products B.V.		1,994	60,863	0.64
Jaiprakash Associates Ltd., Issued by Merrill Lynch International(2)		53,701	75,007	0.78
Maruti Suzuki India Ltd., Issued by Merrill Lynch International		2,174	67,373	0.71
Satyam Computer Services Ltd., Issued by Citigroup Global Markets(2)		21,717	44,462	0.47
Wockhardt Ltd., Issued by Citigroup Global Markets(2)		2,280	80,677	0.84
			417,627	4.37

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Saudi Arabia (Cost $90,068)
Credit Suisse		3,844	$98,655	1.04
			98,655	1.04

United Arab Emirates (Cost $45,971)
Sorouh Real Estate Co., Issued by Merrill Lynch International		95,000	47,975	0.50

			47,975	0.50
Total Equity-Linked Securities (Cost $514,879)			564,257	5.91

Total Investments (Total Cost $9,166,063)			9,438,895	98.83

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			112,153	1.17

Net Assets			$9,551,048	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At April 30, 2013, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Industry	Percentage of Net Assets
Consumer Discretionary	15.4%
Consumer Staples	2.4
Energy	14.9
Financials	28.5
Health Care	0.8
Industrials	5.3
Information Technology	18.8
Materials	9.4
Telecommunication Services	0.7
Utilities	2.6

Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, as of April 30, 2013.

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,145,288	$—	$—	$1,145,288
Chile	21,584	—	—	21,584
China	1,891,145	—	—	1,891,145
Czech Republic	41,967	—	—	41,967
Hong Kong	33,775	—	—	33,775
India	274,936	—	—	274,936
Indonesia	203,206	—	—	203,206
Malaysia	445,513	—	—	445,513
Mexico	335,951	—	—	335,951
Russian Federation	832,106	—	—	832,106
South Africa	265,240	—	—	265,240
South Korea	1,720,283	—	—	1,720,283
Taiwan	975,058	—	—	975,058
Thailand	122,270	—	—	122,270
Turkey	186,309	—	—	186,309
Preferred Stocks
Brazil	380,007	—	—	380,007
Equity - Linked Securities
India	—	417,627	—	417,627
Saudi Arabia	—	98,655	—	98,655
United Arab Emirates	—	47,975	—	47,975

Total Investments	$8,874,638	$564,257	$—	$9,438,895

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At April 30, 2013, there were no transfers between Level 1, Level 2 or Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Month Period Ended April 30, 2013:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange
Realized Loss on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$ (1,422)

*	See note 9 in the Notes to the Financial Statements for additional information.

At April 30, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$9,258,922

Gross tax appreciation of investments	$753,060
Gross tax depreciation of investments	(573,087)

Net tax appreciation of investments	$179,973

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $1,782,055)
Abril Educacao S.A.	BRL	5,600	$120,355	0.42
Cia de Locacao das Americas	BRL	34,491	199,283	0.69
Direcional Engenharia S.A.	BRL	71,000	564,593	1.97
Even Construtora e Incorporadora S.A.	BRL	86,200	407,142	1.42
Iochpe-Maxion S.A.		20,500	247,445	0.86
Sonae Sierra Brasil S.A.	BRL	11,900	166,538	0.58
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	BRL	6,500	121,829	0.42
			1,827,185	6.36
Cambodia (Cost $145,924)
NagaCorp Ltd.		186,000	147,647	0.51
			147,647	0.51
Chile (Cost $297,518)
Cia Sud Americana de Vapores S.A.	CLP	2,894,667	257,782	0.90
			257,782	0.90
China (Cost $5,592,388)
Anton Oilfield Services Group		100,000	79,766	0.28
China Automation Group Ltd.		1,088,000	243,954	0.85
China Dongxiang Group Co.		1,651,000	282,962	0.98
China Lodging Group Ltd. ADR		2,338	35,631	0.12
Chinasoft International Ltd.		1,140,000	282,056	0.98
Ctrip.com International Ltd. ADR		26,516	582,822	2.03
GOME Electrical Appliances Holding Ltd.	HKD	1,146,000	115,188	0.40
Greatview Aseptic Packaging Co. Ltd.		564,000	337,231	1.17
Hollysys Automation Technologies Ltd.		58,499	704,328	2.45
Honghua Group Ltd.		284,000	138,338	0.48
Intime Department Store Group Co. Ltd.		223,500	264,969	0.92
Ju Teng International Holdings Ltd.		896,000	583,082	2.03
Minth Group Ltd.		184,000	329,107	1.15
Semiconductor Manufacturing International Corp.		6,044,000	436,157	1.52
Shenzhou International Group Holdings Ltd.		144,000	417,518	1.45
SouFun Holdings Ltd. ADR		30,999	793,264	2.76
Spreadtrum Communications, Inc. ADR		25,405	555,353	1.93
SPT Energy Group, Inc.	HKD	86,000	41,891	0.15
WuXi PharmaTech Cayman, Inc. ADR		26,987	514,642	1.79
			6,738,259	23.44
Colombia (Cost $148,011)
Pacific Rubiales Energy Corp.		5,987	126,580	0.44
			126,580	0.44
Hong Kong (Cost $152,110)
Pacific Basin Shipping Ltd.		270,000	154,134	0.54
			154,134	0.54
Indonesia (Cost $1,508,175)
Adi Sarana Armada Tbk PT	IDR	3,211,500	120,565	0.42
Berlian Laju Tanker Tbk PT		4,428,000	66,949	0.23
Bumi Serpong Damai PT		1,622,430	288,692	1.01
Erajaya Swasembada Tbk PT	IDR	490,000	157,495	0.55
Gajah Tunggal Tbk PT	IDR	673,000	200,741	0.70
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT		1,311,000	204,960	0.71
Timah Persero Tbk PT		1,812,000	264,648	0.92

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Indonesia - (continued)
Wismilak Inti Makmur Tbk PT	IDR	1,536,000	$153,245	0.53
			1,457,295	5.07
Malaysia (Cost $1,372,981)
AirAsia Bhd.	MYR	153,000	147,343	0.51
DRB-Hicom Bhd.	MYR	486,500	401,352	1.40
Gamuda Bhd.	MYR	117,200	156,780	0.55
Padini Holdings Bhd.	MYR	226,300	133,140	0.46
Wah Seong Corp. Bhd.		555,201	297,445	1.03
WCT Bhd.		296,100	233,571	0.81
			1,369,631	4.76
Mexico (Cost $1,789,683)
Asesor de Activos Prisma S.A.P.I. de C.V.	MXN	102,000	186,993	0.65
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.		108,800	417,914	1.45
Grupo Famsa S.A.B. de C.V., Series A		178,000	354,173	1.23
Grupo Industrial Saltillo S.A.B. de C.V.	MXN	175,600	402,039	1.40
Grupo KUO S.A.B. de C.V., Series B		98,494	245,539	0.86
Infraestructura Energetica Nova S.A.B. de C.V.	MXN	189,400	645,772	2.25
			2,252,430	7.84
Nigeria (Cost $150,177)
Zenith Bank PLC	NGN	1,400,246	178,576	0.62
			178,576	0.62
Philippines (Cost $372,281)
Atlas Consolidated Mining & Development		413,100	208,256	0.73
Oriental Peninsula Resources Group, Inc.	PHP	2,065,000	150,510	0.52
			358,766	1.25
South Africa (Cost $42,488)
JD Group Ltd.	ZAR	9,199	33,891	0.12
			33,891	0.12
South Korea (Cost $4,832,184)
Basic House (The) Co. Ltd.		13,380	248,453	0.86
Grand Korea Leisure Co. Ltd.	KRW	10,410	323,274	1.13
Hana Tour Service, Inc.		8,505	548,311	1.91
Hotel Shilla Co. Ltd.	KRW	10,100	533,751	1.86
Hyundai Department Store Co. Ltd.		3,687	535,658	1.86
Hyundai Home Shopping Network Corp.	KRW	2,206	304,469	1.06
Korean Reinsurance Co.		81,900	803,160	2.79
LG Fashion Corp.		24,650	706,172	2.46
LIG Insurance Co. Ltd.		5,930	121,960	0.42
Modetour Network, Inc.		10,058	240,650	0.84
Nexen Tire Corp.	KRW	41,171	538,330	1.87
Osstem Implant Co. Ltd.	KRW	9,235	261,629	0.91
			5,165,817	17.97
Taiwan (Cost $3,572,865)
Catcher Technology Co. Ltd.		185,000	937,161	3.26
Chicony Electronics Co. Ltd.		31,000	90,966	0.32
China Life Insurance Co. Ltd.	TWD	747,088	758,176	2.64
Hung Poo Real Estate Development Corp.	TWD	268,000	299,221	1.04
Kinsus Interconnect Technology Corp.		60,000	209,406	0.73
Novatek Microelectronics Corp.		65,000	317,159	1.10
Shin Zu Shing Co. Ltd.		166,000	424,675	1.48
Tainan Spinning Co. Ltd.	TWD	631,000	310,027	1.08
TXC Corp.		183,000	285,240	0.99
			3,632,031	12.64

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Thailand (Cost $281,666)
Amata Corp. PCL (Registered)		408,200	$319,884	1.11
			319,884	1.11
Turkey (Cost $317,210)
Turkiye Sinai Kalkinma Bankasi A.S.		275,490	396,466	1.38
			396,466	1.38
Total Common Stock (Cost $22,357,716)			24,416,374	84.95

Preferred Stock

Brazil (Cost $768,630)
Banco ABC Brasil S.A.	BRL	127,980	1,013,222	3.53
			1,013,222	3.53
Chile (Cost $196,206)
Coca-Cola Embonor S.A., Class B	CLP	71,198	222,234	0.77
			222,234	0.77
Total Preferred Stock (Cost $964,836)			1,235,456	4.30

Equity-Linked Securities

India (Cost $2,289,073)
Dewan Housing Finance Corp. Ltd., Issued by Citigroup Global Markets(2)		81,197	263,297	0.92
Hexaware Technologies Ltd., Issued by Merrill Lynch International & Co.		241,094	366,731	1.28
HT Media Ltd., Issued by Citigroup Global Markets(2)		152,611	295,308	1.03
Indian Bank, Issued by Merrill Lynch International & Co.		115,504	366,611	1.27
MT Educare Ltd., Issued by Merrill Lynch International & Co.		209,722	359,885	1.25
PI Industries Ltd., Issued by Citigroup Global Markets		149,530	366,643	1.27
			2,018,475	7.02
Saudi Arabia (Cost $520,298)
Credit Suisse		11,852	304,177	1.06
Fawaz Abdulaziz Alhokair & Co., Issued by Deutsche Bank A.G. London(2)		5,000	175,000	0.61
Fawaz Abdulaziz Alhokair & Co., Issued by Merrill Lynch International & Co.		2,400	83,976	0.29
			563,153	1.96
United Arab Emirates (Cost $414,509)
Sorouh Real Estate Co., Issued by Merrill Lynch International & Co.		861,986	435,303	1.51
			435,303	1.51
Total Equity-Linked Securities (Cost $3,223,880)			3,016,931	10.49

Total Investments (Total Cost $26,546,432)			28,668,761	99.74

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			73,845	0.26

Net Assets			$28,742,606	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Percentages shown are based on net assets.

At April 30, 2013, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Industry	Percentage of Net Assets

Consumer Discretionary	33.4%
Consumer Staples	2.0
Energy	2.4
Financials	20.5
Health Care	2.7
Industrials	12.0
Information Technology	19.9
Materials	4.6
Utilities	2.2

Total Investments	99.7
Other Assets Less Liabilities	0.3
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments, which are carried at fair value, as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,827,185	$—	$—	$1,827,185
Cambodia	147,647	—	—	147,647
Chile	257,782	—	—	257,782
China	6,738,259	—	—	6,738,259
Colombia	126,580	—	—	126,580
Honk Kong	154,134	—		154,134
Indonesia	1,390,346	—	66,949	1,457,295
Malaysia	1,369,631	—	—	1,369,631
Mexico	2,252,430	—	—	2,252,430
Nigeria	178,576	—	—	178,576
Philippines	358,766	—	—	358,766
South Africa	33,891	—	—	33,891
South Korea	5,165,817	—	—	5,165,817
Taiwan	3,632,031	—	—	3,632,031
Thailand	319,884	—	—	319,884
Turkey	396,466	—	—	396,466
Preferred Stocks
Brazil	1,013,222		—	1,013,222
Chile	222,234		—	222,234
Equity - Linked Securities
India	—	2,018,475	—	2,018,475
Saudi Arabia	—	563,153	—	563,153
South Korea	—		—	—
United Arab Emirates	—	435,303	—	435,303

Total Investments	$25,584,881	$3,016,931	$66,949	$28,668,761

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At April 30, 2013, there were no transfers between Level 1, Level 2, Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending April 30, 2013:

Category and Subcategory	Beginning Balance at 10/31/2012	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 4/30/2013
Investments, at value
Common Stock	$67,760	$—	$—	$—	$—	$(811)	$—	$—	$66,949

Total	$67,760	$—	$—	$—	$—	$(811)	$—	$—	$66,949

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

See the table below on “Quantitative information about Level 3 Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2013.

Quantitative Information about Level 3 Fair Value Measurements Ashmore Emerging Markets Small-Cap Equity Fund
	Fair Value at	Valuation	Unobservable
	4/30/2013	Techniques	Input
Common Stocks	$66,949	Discount from last traded price	Discount Percentage of 25%(a)

(a)	Represents discount to last publicly traded price reported on applicable market.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. The increase in discount percentage reduced the value of the security.

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Month Period Ended April 30, 2013:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange
Realized Loss on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(1,014)

*	See note 9 in the Notes to the Financial Statements for additional information.

At April 30, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$26,559,373

Gross tax appreciation of investments	$3,098,470
Gross tax depreciation of investments	(989,082)

Net tax appreciation of investments	$2,109,388

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

See accompanying notes to the financial statements.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS

As of April 30, 2013 (Unaudited)

1. Organization

Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end investment management company. The Trust includes seven funds as of April 30, 2013, each with its own investment objective. The Ashmore Emerging Markets Corporate Debt, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund (each a “Fund” and collectively, the “Funds”) are separate investment funds of the Trust. Effective February 28, 2013, the Ashmore Emerging Markets Local Currency Fund changed its name to Ashmore Emerging Markets Currency Fund. Each of the Funds, except Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund, are non-diversified. Non-diversified funds may invest a relatively large portion of their net assets in a single issuer or a small number of issuers in comparison to a fund that is “diversified.” Each of the Funds is presented herein.

On December 8, 2010, the Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund and Ashmore Emerging Markets Total Return Fund commenced investment operations. From August 6, 2010 through December 7, 2010, these five Funds did not have any operations other than those actions relating to organizational matters, including the sale of 2,000 shares of each of these five Funds for cash in the amount of $10.00 per share, or $20,000 for each of these five Funds. Effective May 12, 2011, Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund and Ashmore Emerging Markets Total Return Fund began to offer Class A and C shares (“Retail Shares”). On June 22, 2011, the Ashmore Emerging Markets Equity Fund – Institutional Class commenced investment operations. On October 4, 2011, the Ashmore Emerging Markets Small-Cap Equity Fund – Institutional Class commenced investment operations. On September 30, 2011, the Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund launched Class A and C shares. Class A shares for the Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund were initially offered on February 27, 2012 and February 1, 2012, respectively. Class C shares for the Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund were initially offered on August 24, 2012.

Ashmore Investment Management Limited (“Ashmore” or the “Investment Manager” or “AIML”) serves as investment manager to the Funds. The Investment Manager has retained Ashmore EMM, L.L.C. (the “Subadviser”) to manage the investment portfolios of Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund. The Subadviser is responsible for managing the investment of the Funds’ assets, subject to the general oversight and supervision of the Investment Manager and the Board. Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager. The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.

2. Significant accounting policies

The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:

(a) Basis of preparation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

(b) Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of management of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of unlisted derivative instruments require the use of a number of market based assumptions.

(c) Determination of Net Asset Value

The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.

(d) Investment valuation

For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market values for securities and other instruments are generally determined on the basis of closing prices or the last reported sales prices on an exchange or other market, or if no sales are reported, based on quotes or other market information obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement. Short-term investments having a maturity of 60 days or less and sufficient credit quality are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end investment management companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

If the Investment Manager believes a non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security will be valued at fair value based on procedures approved by the Board of Trustees of the Trust, (the “Board”). A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Investment Manager may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE close. A Fund may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when you are unable to buy, sell or exchange shares of the Fund.

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Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE is open for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods and guidelines for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Investment Manager and the Subadviser, as applicable, the responsibility for applying the valuation methods.

In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the Board’s approved valuation methods, the fair value of the security or asset will be determined in good faith by the Board, generally based upon recommendations provided by the Investment Manager and the Subadviser, as applicable. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to a Fund’s NAV calculation time, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. A Fund may also determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Board has delegated to the Investment Manager and the Subadviser, as applicable, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Investment Manager, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of the investment. The Investment Manager may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount is based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and the period of time since the last trading took place.

When a Fund uses fair value pricing to determine the NAV of its shares, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at its direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security or asset. While the Funds’ policies are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction accurately reflects the price that a Fund could obtain for a security or asset if it were to dispose of that security or asset at the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund for the purpose of calculating the NAV of the Fund’s shares.

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(e) Investment transactions, income and expenses

Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available.

Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated amongst all the Funds in the Trust in proportion to each Fund’s relative net assets.

(f) Fully funded total return swaps

Each Fund is subject to market risk in the normal course of pursuing its investment objectives. Certain Funds enter into fully funded total return swaps (“TRS”) to manage their exposure to the market, certain sectors of the market or a particular security or reference asset, or to create exposure to certain investments to which they would otherwise not be exposed. TRS contracts involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive a net amount based on the change in the fair value of a particular security or index and a specified notional amount.

Where a Fund enters into a TRS transaction with a swap counterparty, pursuant to which the Fund makes an initial payment equal to the estimated value of an emerging market debt or equity security, loan or other financial instrument, the TRS are considered investments for financial statement purposes and are accounted for using the same policies as would apply to the underlying assets they represent. Aside from the market risk of the underlying securities, there is a risk of default by the counterparty to the transaction.

(g) Equity-Linked Securities

Certain Funds may purchase equity-linked securities, also known as participation notes. Equity-linked securities are primarily used by the Funds as an alternate means to efficiently and effectively access what is generally an emerging securities market. A Fund deposits cash with its custodian (or broker) in an amount near or equal to the selling price of the underlying security, in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian, equal to the value of the underlying security. Aside from the market risk and credit risk of the underlying securities, there is a risk of default by the counterparty to the transaction. In the event of insolvency of the counterparty, a Fund might be unable to obtain its expected benefit. In addition, while the Funds will seek to enter into such transactions only with parties that are capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to close out such a transaction with the counterparty or obtain an offsetting position with any counterparty, at a time prior to the end of the term of the underlying agreement.

(h) Reverse Repurchase Agreements

Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with a simultaneous agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

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3. Principal risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks, some of which may not apply to a particular Fund. For more information, please see the Funds’ prospectuses.

Convertible Securities Risk

Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changes in value at a different rate than the underlying stocks. Convertible securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Counterparty and Third Party Risk

Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Credit Risk

The Funds could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.

Currency Management Strategies Risk

Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Funds’ exposure to currencies and currency exchange rates and could result in losses to the Funds if currencies do not perform as the Investment Manager anticipates.

Currency Risk

Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Funds’ investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies.

Derivatives Risk

Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, and valuation risks and the risk of losing more than the principal amount invested.

Emerging Markets Risk

Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies.

Equity Securities Risk

Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

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Focused Investment Risk

Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. A Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries due to the extent that it focuses its investments.

Foreign Investment Risk

Investments in foreign (non-U.S.) issuers, directly or through the use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes. Investing in foreign securities may result in the Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in the securities of U.S. issuers.

Geographic Focus Risk

The Funds may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Funds focus their investments.

High Yield Risk

Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation/Deflation Risk

The value of the Funds’ investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy, there may be an adverse effect on the creditworthiness of issuers in whose securities the Funds invest and an increase in the likelihood of issuer defaults.

Interest Rate Risk

Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment.

Investments in Pooled Vehicles Risk

Investing in another investment company or pooled vehicle subjects the Funds to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Funds.

IPO Risk

Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they may have no trading history and information about the issuer may have been available for only limited periods.

Issuer Non-Diversification Risk

The Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund and the Ashmore Emerging Markets Total Return Fund are “non-diversified” and are therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, as well as the risks of a single economic, political or regulatory occurrence, than funds that are “diversified”.

Issuer Risk

The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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Large Shareholder Risk

Shareholders of the Funds, such as institutional investors, may disrupt the efficient management of the Funds’ operations by purchasing or redeeming Fund shares in large amounts.

Leverage Risk

The use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase the volatility of the Funds’ investment portfolio and magnify the Funds’ investment losses or gains.

Limited Operating History Risk

The Funds have a limited operating history for investors to evaluate and may not achieve the desired asset levels to maximize investment and operational efficiencies.

Liquidity Risk

Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times.

Management Risk

The Funds’ investment returns depend on the ability of the Investment Manager to manage the Funds’ portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters.

Market Risk

The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

Mortgage-Backed and Asset-Backed Risk

Payments on underlying assets, including mortgages or other obligations, may be delayed, prepaid, subordinated or defaulted on. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates.

Over-the-Counter Risk

Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The prices paid by the Funds in over-the-counter transactions may include an undisclosed dealer markup.

Portfolio Turnover Risk

If the Funds frequently trade their securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Funds’ investment performance.

Small and Mid-Sized Companies Risk

Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk.

Valuation Risk

Certain securities and instruments may be difficult to value, and to the extent the Funds sell a security or instrument at a price lower than that used to value the security, their net asset value will be adversely affected.

4. Fair value measurements

U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to a market participant in the principal or most advantageous market of the investment in an orderly transaction. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value

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As of April 30, 2013 (Unaudited)

measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

—	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

—

Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.

—

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued based on evaluations provided by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment rates, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs to those described above are typically categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until their settlement at the forward settlement date and are typically categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are typically categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also typically categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

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Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter derivative financial instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include private equity and real estate investments, certain loan agreements, less-liquid corporate debt securities (including distressed debt instruments) and certain collateralized debt obligations. Also included in this category are options, government and sovereign obligations, government agency securities and corporate bonds for which independent broker prices are used and information relating to the inputs of the price models is currently unavailable.

5. Capital share transactions

Transactions in Class A shares for the period ended April 30, 2013, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase in Shares	Net Increase in Net Assets
	438,694	$4,309,547	4,349	$42,532	(10,764)	$(105,331)	432,279	$4,246,748
Ashmore Emerging Markets Corporate Debt Fund	166,150	1,702,093	1,285	13,091	(72,080)	(724,805)	95,355	990,379
Ashmore Emerging Markets Currency Fund	-	-	3	30	-	-	3	30
Ashmore Emerging Markets Sovereign Debt Fund	1,863	20,475	31	340	(1,931)	(21,132)	(37)	(317)
Ashmore Emerging Markets Total Return Fund	800,565	8,109,663	17,428	176,042	(202,296)	(2,045,056)	615,697	6,240,649
Ashmore Emerging Markets Equity Fund	3,955	38,015	1	10	(2,591)	(25,666)	1,365	12,359
Ashmore Emerging Markets Small-Cap Equity Fund	288,229	2,840,287	907	8,731	-	-	289,136	2,849,018

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As of April 30, 2013 (Unaudited)

Transactions in Class C shares for the period ended April 30, 2013, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase in Shares	Net Increase in Net Assets
Ashmore Emerging Markets Corporate Debt Fund	4,864	$47,954	131	$1,277	(303)	$(2,966)	4,692	$46,265
Ashmore Emerging Markets Local Currency Bond Fund	29,532	301,777	121	1,222	(25,822)	(259,797)	3,831	43,202
Ashmore Emerging Markets Currency Fund	-	-	3	30	-	-	3	30
Ashmore Emerging Markets Sovereign Debt Fund	2	23	-	-	-	-	2	23
Ashmore Emerging Markets Total Return Fund	48,448	489,173	1,865	18,827	(106)	(1,078)	50,207	506,922
Ashmore Emerging Markets Equity Fund	-	-	-	-	-	-	-	-
Ashmore Emerging Markets Small-Cap Equity Fund	1,845	20,004	5	52	-	-	1,850	20,056

Transactions in Institutional Class shares for the period April 30, 2013, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase in Shares	Net Increase in Net Assets
Ashmore Emerging Markets Corporate Debt Fund	6,030,411	$61,243,387	51,166	$519,428	(736,433)	$(7,514,209)	5,345,144	$54,248,606
Ashmore Emerging Markets Local Currency Bond Fund	2,738,514	28,929,349	107,754	1,133,535	(1,238,956)	(12,870,138)	1,607,312	17,192,746
Ashmore Emerging Markets Currency Fund	1	12	195,528	1,824,707	(1,952,867)	(18,529,109)	(1,757,338)	(16,704,390)
Ashmore Emerging Markets Sovereign Debt Fund	675,676	7,500,013	78,788	862,776	(468,165)	(5,000,000)	286,299	3,362,789
Ashmore Emerging Markets Total Return Fund	5,294,939	54,076,197	2,013,544	20,640,521	(2,205,654)	(22,490,485)	5,102,829	52,226,233
Ashmore Emerging Markets Equity Fund	33,631	306,618	320	2,937	-	-	33,951	309,555
Ashmore Emerging Markets Small-Cap Equity	1,175,511	14,018,586	82,731	971,267	(327,404)	(3,982,933)	930,838	11,006,920

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Capital shares

Class A or Class C shares are issued at the Fund’s relevant NAV per share plus any applicable sales charge for Class A shares. Institutional Class shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at general meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.

6. Investment transactions

For the period ended April 30, 2013, the aggregate costs of purchases and proceeds from sales of investments (including fully funded TRS and excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Ashmore Emerging Markets Corporate Debt Fund	$68,616,190	$13,566,873
Ashmore Emerging Markets Local Currency Bond Fund	62,117,916	42,820,428
Ashmore Emerging Markets Currency Fund	754,755	-
Ashmore Emerging Markets Sovereign Debt Fund	27,885,683	24,408,361
Ashmore Emerging Markets Total Return Fund	305,188,417	237,540,831
Ashmore Emerging Markets Equity Fund	4,803,600	4,528,180
Ashmore Emerging Markets Small-Cap Equity Fund	25,735,822	13,108,593

7. Federal income taxes

No provision for U.S. federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For financial reporting purposes the Funds may periodically make reclassifications among components of capital accounts to reflect permanent differences between U.S. GAAP and taxable income. The reclassifications have no impact on the net assets of the Funds. During the year, revisions were made to previously determined taxable income amounts. As a result, the following reclassifications were made to the Statements of Assets and Liabilities:

Fund	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain/Loss	Net Unrealized Appreciation
Ashmore Emerging Markets Corporate Debt Fund	$ -	$ 36,226	$ 4,294	$(40,520)
Ashmore Emerging Markets Local Currency Bond Fund	202,110	-	209,413	(411,523)
Ashmore Emerging Markets Total Return Fund	130,575	560,417	(322,697)	(368,295)

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At October 31, 2012, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Fund	October 31, 2019
Ashmore Emerging Markets Currency Fund	$ (4,413)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Funds. In general, the provisions of the Act are effective for the Funds’ fiscal year ending October 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all, or a portion of a Fund’s pre-enactment capital loss carryovers may expire without being utilized, due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers.

The following Funds have available capital loss carryforwards for which there is no expiration date:

Fund	Short-Term Capital Loss Carryforward at October 31, 2012	Long-Term Capital Loss Carryforward at October 31, 2012
Ashmore Emerging Markets Equity Fund	$ (1,297,904)	$ -
Ashmore Emerging Markets Currency Fund	-	(2,870)

The Funds in the above two tables may offset future capital gains with these capital loss carryforwards.

The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes. This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the statement of operations if the tax positions were deemed not to meet the more-likely-than-not threshold. The Funds analyze all open tax years for all major taxing jurisdictions. Open tax years are those that are open to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2012, the components of distributable taxable earnings, including temporary differences, were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulat ed Earning (Deficit)
Ashmore Emerging Markets Corporate Debt Fund	$151,435	$94,032	$(35,001)	$138,545	$349,011
Ashmore Emerging Markets Local Currency Bond Fund	-	-	(96,283)	2,208,747	2,112,464

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulat ed Earning (Deficit)
Ashmore Emerging Markets Currency Fund	1,809,816	-	(31,004)	175,570	1,954,382
Ashmore Emerging Markets Sovereign Debt Fund	88,704	61,828	(39,062)	3,225,398	3,336,868
Ashmore Emerging Markets Total Return Fund	8,933,641	-	(402,679)	13,802,047	22,333,009
Ashmore Emerging Markets Equity Fund	-	-	(1,298,335)	(71,489)	(1,369,824)
Ashmore Emerging Markets Small-Cap Equity Fund	1,099,388	30,847	-	736,932	1,867,167

The taxable character of distributions paid during the fiscal year ended October 31, 2012, were as follows:

	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Corporate Debt Fund	$ 1,068,991	$ 66,324	$ -	$ -	$1,135,315
Ashmore Emerging Markets Local Currency Bond Fund	2,007,944	497,423	-	-	2,505,367
Ashmore Emerging Markets Currency Fund	-	-	-	-	-
Ashmore Emerging Markets Sovereign Debt Fund	1,514,004	-	-	-	1,514,004
Ashmore Emerging Markets Total Return Fund	9,666,192	-	-	-	9,666,192
Ashmore Emerging Markets Equity Fund	101,642	-	-	4,929	106,571
Ashmore Emerging Markets Small-Cap Equity Fund	39,065	53,933	-	-	92,998

8. Distributions to shareholders

The Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund and Ashmore Emerging Markets Total Return Fund declare distributions of their net investment income daily and pay such distributions monthly. The Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund declare and pay distributions of their net investment income at least quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. The Funds may also make a special distribution to comply with federal tax requirements. Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and swap transactions. As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on each Fund’s financial statements presented under U.S. GAAP. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See Note 7 for further details.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

9. Derivative instruments and hedging activities

FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, improves financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.

In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in Note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The following disclosures contain information on how and why the Funds use derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value of these instruments on the Statements of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statements of Operations, are included in tables following each of the Fund’s Schedule of Investments and categorized by type of financial derivative contract.

(a) Options

Each Fund is subject to market risk in the normal course of pursuing its investment objectives. The Funds have entered into options to speculate on the price movements of the financial instrument underlying the option, for use as an economic hedge against certain equity positions held in a Fund’s portfolio holdings or for other investment purposes. Option contracts give a Fund the right, but not the obligation, to buy or sell within a limited time, a financial instrument, commodity or currency at a contracted price that may also be settled in cash, based on differentials between specified indices or prices.

Options written obligate a Fund to buy or sell within a limited time, a financial instrument, commodity or currency at a contracted price that may also be settled in cash, based on differentials between specified indices or prices. Options written by a Fund may expose a Fund to the market risk of an unfavorable change in the financial instrument underlying the written option.

A Fund is exposed to counterparty risk from the potential that a seller of an option contract does not sell or purchase the underlying asset as agreed under the terms of the option contract. The maximum risk of loss from counterparty risk to a Fund holding a put or call option is generally the fair value of the contracts and the premiums paid to purchase its open option contracts. The risk of loss on call options sold by the Funds is potentially unlimited. A Fund considers the credit risk of the intermediary counterparties to its option transactions in evaluating potential credit risk.

Gains and losses associated with the valuation of options are recognized at fair value as the net change in unrealized appreciation/(depreciation) on investments in securities in the Statements of Operations. The premium on purchased put options exercised is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining the realized gain or loss. The premium on purchased call options exercised is added to the cost of the securities or foreign currency purchased. Premiums paid on the purchase of options that expire unexercised are recorded as realized losses and are reflected in net realized gain/(loss) on investments in securities in the Statements of Operations.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

For the period ended April 30, 2013, the Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Currency Fund and Ashmore Emerging Markets Total Return Fund had an average contract notional exposure of $70,857, $42,336, and $196,889, respectively, related to options contracts.

(b) Forward foreign currency exchange contracts

A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Funds have entered into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.

Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments should be considered in light of all related and offsetting transactions. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 11.

For the period ended April 30, 2013, the Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Equity Fund had an average contract notional exposure of $536,918, $183,010,849, $180,639,566, $687,250,075, $176,402 and $19,912, respectively, related to forward foreign currency exchange contracts.

(c) Futures contracts

Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of securities indices, commodities or the fair value in U.S. dollars of a foreign currency.

The Funds’ participation in the futures markets involves certain risks, including the imperfect correlation between movements in the price of the futures contracts and movements in the price of the underlying securities. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract.

At the time the Funds enter into a futures contract, the Funds deposit and maintain as collateral initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract. Such receipts or payments are determined by the rules of the futures exchange and are known as variation margin. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the Statement of Operations. Any unrealized gains or losses on open futures contracts are included in net change in unrealized appreciation (depreciation) on futures contracts in the Statement of Operations.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

For the period ended April 30, 2013, the Funds did not hold futures contracts.

(d) Interest rate swaps

During the reporting period, certain Funds entered into interest rate swaps, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Funds’ exposure to interest rates. Interest rate swaps are marked to market daily and the change in fair value, if any, is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.

Interest rate swaps are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities, without any deduction for estimated future selling costs. The periodic payments on the swap agreements entered into by the Funds are reflected in the Statement of Operations within net realized gain/(loss) on interest rate swap contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate swap contracts in the period in which they occur.

For the period ended April 30, 2013, the Ashmore Emerging Markets Local Currency Bond and Ashmore Emerging Markets Total Return Funds had average notional exposures of $12,160,064 and $14,783,597, respectively, related to interest rate swap contracts.

10. Related parties

Investment management fees

The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain officers and directors of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:

Fund	Rate
Ashmore Emerging Markets Corporate Debt Fund	1.15%
Ashmore Emerging Markets Local Currency Bond Fund	0.95%
Ashmore Emerging Markets Currency Fund	0.85%
Ashmore Emerging Markets Sovereign Debt Fund	0.90%
Ashmore Emerging Markets Total Return Fund	1.00%
Ashmore Emerging Markets Equity Fund	1.15%
Ashmore Emerging Markets Small-Cap Equity Fund	1.50%

The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for other expenses until February 28, 2014, to the extent that total operating expenses (other than acquired fund fees and expenses, interest expenses, taxes, extraordinary expenses and certain credits and offset arrangements) for each class of shares of each Fund exceed the rates in the table below, based on each Fund’s average daily net assets. The expense limitation arrangement may be terminated by the Board at any time.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Corporate Debt Fund	1.45%	2.20%	1.17%
Ashmore Emerging Markets Local Currency Bond Fund	1.25%	2.00%	0.97%
Ashmore Emerging Markets Currency Fund	1.15%	1.90%	0.87%
Ashmore Emerging Markets Sovereign Debt Fund	1.20%	1.95%	0.92%
Ashmore Emerging Markets Total Return Fund	1.30%	2.05%	1.02%
Ashmore Emerging Markets Equity Fund	1.45%	2.20%	1.17%
Ashmore Emerging Markets Small-Cap Equity Fund	1.80%	2.55%	1.52%

Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous three fiscal years. The total accumulated amount subject to recovery in future years is $576,969 for Ashmore Emerging Markets Corporate Debt Fund, $691,551 for Ashmore Emerging Markets Local Currency Bond Fund, $651,357 for Ashmore Emerging Markets Currency Fund, $596,510 for Ashmore Emerging Markets Sovereign Debt Fund, $1,085,084 for Ashmore Emerging Markets Total Return Fund, $455,970 for Ashmore Emerging Markets Equity Fund and $406,629 for Ashmore Emerging Markets Small-Cap Equity Fund.

Subadviser fees

For the services provided, the Investment Manager pays the Subadviser at the following rates, based on each Fund’s average daily net assets:

Fund	Institutional Class
Ashmore Emerging Markets Equity Fund	0.92%
Ashmore Emerging Markets Small-Cap Equity Fund	1.20%

Distribution fees

The Funds have adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, each of the Funds may pay fees to the distributor on an ongoing basis as compensation for the services the distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A and C shares each have a separate 12b-1 Plan. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A shares	0.25%	None
Class C shares	0.25%	0.75%

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Investor Ownership

On November 19, 2010, Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund and Ashmore Emerging Markets Total Return Fund were seeded. On June 22, 2011, Ashmore Emerging Markets Equity Fund was seeded. On October 4, 2011, Ashmore Emerging Markets Small-Cap Equity Fund was seeded. Each of the Funds was seeded by Ashmore Investments UK Limited, the parent of the Investment Manager. Ashmore Investments UK Limited seeded each Fund with $10 million, except the Ashmore Emerging Markets Total Return Fund, which was seeded with $20 million.

As of April 30, 2013, Ashmore Investments UK Limited owned the following percentages of outstanding shares of each Fund:

Fund	Institutional Class
Ashmore Emerging Markets Corporate Debt Fund	7.55%
Ashmore Emerging Markets Currency Fund	20.03%
Ashmore Emerging Markets Equity Fund	65.93%
Ashmore Emerging Markets Small-Cap Equity Fund	82.39%

In addition to the Ashmore Investments UK Limited ownership, shown in the table above, the following Funds had other investors owning greater than 5% of the outstanding shares of such Funds:

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Corporate Debt Fund	Class A	1	84.61%
	Class C	4	37.21%, 33.98%, 14.31%, 8.17%
	Class I	2	11.57%, 7.68%
Ashmore Emerging Markets Local Currency Bond Fund	Class A	3	22.43%, 7.22%, 5.24%
	Class C	4	43.42%, 28.08%, 10.29%, 7.23%
	Class I	4	39.95%, 28.56%, 12.95%, 10.14%
Ashmore Emerging Markets Currency Fund	Class A	1	100.00%
	Class C	1	100.00%
	Class I	2	65.33%, 11.66%
Ashmore Emerging Markets Sovereign Debt Fund	Class A	2	91.29%, 8.71%
	Class C	1	100.00%
	Class I	2	80.54%, 19.46%

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Total Return Fund	Class A	4	10.74%, 6.55%, 5.47%, 5.33%
	Class C	7	22.08%, 10.35%, 10.31%, 6.97%, 5.15%, 5.11%, 5.03%
	Class I	4	41.19%, 14.83%, 11.31%, 7.03%
Ashmore Emerging Markets Equity Fund	Class A	4	79.48%, 7.03%, 6.90%, 6.60%
	Class C	1	100.00%
	Class I	2	16.23%, 9.73%
Ashmore Emerging Markets Small-Cap Equity Fund	Class A	1	92.30%
	Class C	3	47.40%, 47.19%, 5.41%
	Class I	1	13.21%

11. Financial instruments with off-balance sheet risk and concentration of credit risk

Derivative financial instruments may result in off-balance sheet market and credit risk. Market risk is the possibility that future changes in market price may make a financial instrument less valuable. If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities.

Credit risk is the risk that the counterparty will default and fail to fulfill the terms of the agreement.

Derivative risk exposures are discussed in note 9.

12. Recent accounting pronouncements

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of a Fund’s financial statements to evaluate the effect or potential effect of netting arrangements on a Fund’s financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are 1) offset in the financial statements or 2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective prospectively for interim or annual periods beginning on or after January 1, 2013. At this time, the Funds’ management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement footnote disclosures, if any.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2013 (Unaudited)

13. Subsequent events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no identified subsequent events relevant for financial statement adjustment or disclosure.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL

As of April 30, 2013

ADVISORY AGREEMENT APPROVAL

At an in-person meeting of the Board of Trustees of Ashmore Funds (the “Trust”) held on March 27, 2013, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and unanimously approved the continuation of the Investment Management Agreement between Ashmore Investment Management Limited (“AIML”) and the Trust, on behalf of each of Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Sovereign Debt Fund, Ashmore Emerging Markets Total Return Fund (the “Non-Subadvised Funds”) and Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund (the “Subadvised Funds,” and together with the Non-Subadvised Funds, the “Funds”) and the Sub-Advisory Agreement between AIML and Ashmore EMM, L.L.C, a majority-owned subsidiary of AIML (“Ashmore EMM”) for the management of the Subadvised Funds (each, an “Agreement,” and collectively, the “Agreements”). In determining to approve the continuation of the Agreements for a one-year period, the Trustees considered all factors that it believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below.

In evaluating the terms of the Agreements, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all encompassing of the matters considered by the Board. Throughout their review of the Agreements, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIML had provided, certain information the Independent Trustees considered relevant to their evaluation. The Independent Trustees discussed the information over the course of several different occasions, without representatives of AIML present.

Among the information and factors considered by the Board in evaluating the Agreements were the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES

The Board examined the nature, quality and extent of the services provided by AIML to all of the Funds and by Ashmore EMM to the Subadvised Funds.

AIML’s Services

The Board considered information regarding the overall organization and resources of AIML, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds. The Board reviewed AIML’s key personnel who provide investment management services to the Funds, as well as the fact that, under the Agreements, AIML has the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies and restrictions. The Board considered that AIML’s duties include: (i) investment research and selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions, the 1940 Act and other relevant laws and (iii) supervision of the investment management and other services provided by Ashmore EMM to the Subadvised Funds. The Board also evaluated the significant compliance resources available to and utilized by AIML.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2013

Ashmore EMM’s Services to the Subadvised Funds

The Board’s consideration of the services provided by Ashmore EMM included a review of its senior management, portfolio managers and other personnel providing investment management services to the Subadvised Funds, its investment philosophy, style and processes, its approach to controlling risk, and the quality and extent of its investment capabilities and resources, including, the nature and extent of research it receives from broker-dealers. In their deliberations with respect to the Subadvised Funds, the Board considered AIML’s relationship with Ashmore EMM. The Board also considered Ashmore EMM’s breadth and depth of experience and investment results in managing other accounts similar to the Subadvised Funds. The Board reviewed information concerning Ashmore EMM’s historical investment results in managing accounts in a manner substantially similar to the Subadvised Funds.

Investment Performance

In considering each Fund’s performance, the Board requested and received from AIML data compiled by Lipper Inc. (“Lipper”). The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Board considered the performance of the Funds in light of their respective investment objectives on a comparable basis relative to the Funds’ peers. The Board received performance information for Class A Shares for the one-year period ended December 31, 2012, and for Institutional Class Shares for the one- and two-year periods ended December 31, 2012 for the Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Currency Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Sovereign Debt Fund and Ashmore Emerging Markets Total Return Fund. The Board received performance information for Institutional Shares for the one-year period ended December 31, 2012 for the Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund. In so doing, the Trustees noted the specialized nature and focus of many of the Funds, and for certain Funds the limited number of peer group funds. They also discussed with AIML and considered AIML’s views that with respect to several of the Funds, the Lipper peer groups did not account for distinctions that AIML considered to be meaningful for performance comparison purposes. They also noted that the Funds were relatively new, with each Fund having less than a three year track record, and that Ashmore’s strategies focus on achieving superior long–term performance over full market cycles. Subject to these points the Board observed that overall, the Funds performed well in comparison to their Lipper peers, with five of the seven Funds performing in the first or second quintile for the one-year period, and only two funds (Ashmore Emerging Markets Sovereign Debt Fund and Ashmore Emerging Markets Equity Fund) performing in the fourth quintile for the one-year period. The Board also took into account AIML’s explanation for the comparative underperformance of these two Funds; specifically that each is included in a Lipper peer group with funds that focus on different or less-focused emerging market asset classes which outperformed these Funds’ more targeted asset classes during the period. The Board also noted the favorable longer-term track record of AIML and Ashmore EMM in managing accounts having similar strategies as the Funds.

The Board concluded that it was satisfied with the nature, extent and quality of services provided by AIML to each Fund and that there was a reasonable basis on which to conclude that each Fund would continue to benefit from the services provided by AIML. The Board separately concluded that it was satisfied with the nature, extent and quality of services provided to the Subadvised Funds by Ashmore EMM and that there was a reasonable basis on which to conclude that the Subadvised Funds would continue to benefit from the services provided by Ashmore EMM.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2013

INVESTMENT MANAGEMENT FEES AND COST OF SERVICES

The Board also considered the contractual and actual investment management fees paid by each Fund to AIML. In doing so, the Board compared the contractual and actual investment management fees and overall gross and net expense ratios (represented by the Funds’ Class A and Institutional Class shares) to those of the Funds’ peers as determined by Lipper. They noted that most of the Funds were quite small in size relative to their peers. As with the performance comparisons, the Board also noted that, with respect to several of the Funds, there were only a limited number of peer funds with similar investment strategies, and in a number of cases, AIML had discussed with the Board factors indicating the Lipper peer groups included funds that did not account for distinctions AIML considered significant relative to evaluating the breadth and depth of expertise and resources needed to manage such strategies. To the extent the contractual management fees or gross total expense ratios of a Fund were meaningfully above those of the Lipper peers, the Board also considered and took into account AIML’s undertaking to continue to waive fees and/or reimburse expenses so as to otherwise limit these Funds’ ordinary operating expenses until at least February 28, 2014.

The Trustees also considered the fees paid by AIML to Ashmore EMM in relation to the services provided by Ashmore EMM.

The Board reviewed AIML’s costs and profitability as presented by it in serving as investment adviser. The Board noted that AIML was operating at a loss with respect to each Fund except the Ashmore Emerging Markets Total Return Fund, and in that case, AIML’s profitability was not excessive.

In evaluating the terms of the Agreements, the Board also considered the other benefits that may inure to AIML and Ashmore EMM as a result of their relationship with the Funds, such as the reputational benefit derived from serving as investment adviser or subadviser to the Funds.

In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged the Funds were reasonable.

ECONOMIES OF SCALE

The Board noted that the contractual investment management fees for the Funds do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board observed that many of the Funds remained quite small in size, and that the collective assets of all of the Funds had not yet reached $1 billion. The Board also observed that AIML was subsidizing all of the Funds through fee waivers and expense reimbursements. In evaluating the Funds’ contractual investment management fees, the Board considered AIML’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also AIML’s continuing agreement to limit certain expenses of each Fund. The Board received and evaluated information concerning whether AIML would realize economies of scale as the Trust’s assets grow beyond current levels. The Board noted they intend to monitor each Fund’s asset growth in connection with future reviews of the Funds’ Agreements to determine whether breakpoints may be appropriate at such time. In light of the Trust’s current size and expense structure, the Board concluded that breakpoints in the Funds’ contractual investment management fees were not warranted at this time.

The Board concluded that the fees to be paid to AIML by each Fund, and the fees to be paid by AIML to Ashmore EMM with respect to the Subadvised Funds, were reasonable in light of the services to be provided by AIML and Ashmore EMM, respectively, the costs to AIML of operating the Funds, and the Funds’ current and reasonably foreseeable asset levels, and determined that the Agreements should, therefore, be approved.

ASHMORE FUNDS

FOR MORE INFORMATION

As of April 30, 2013

PORTFOLIO HOLDINGS

The Ashmore Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Ashmore Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 are available upon request and without charge by visiting the Ashmore Funds’ Web site at www.ashmoregroup.com or the SEC’s Web site at www.sec.gov or by calling 866-876-8294.

ASHMORE FUNDS

PRIVACY POLICY

We consider customer privacy to be a fundamental aspect of our relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties We reserve the right to disclose or report personal information to non-affiliated third parties where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any investee entity in which a shareholder has chosen to invest. Of course, we may also share your information with your consent.

Sharing Information with Affiliates We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts, or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic, and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

ASHMORE FUNDS

OTHER INFORMATION

Administrator, Custodian and Transfer Agent

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

312-630-6000

Investment Manager

Ashmore Investment Management Limited

61 Aldwych

London WC2B 4AE

United Kingdom

44-20-3077-6000

Subadviser for Ashmore Emerging Markets Equity Fund

and Ashmore Emerging Markets Small-Cap Equity Fund

Ashmore EMM, LLC

1001 19th Street North, 15th Floor

Arlington, Virginia 22209

703-243-8800

Distributor

Ashmore Investment Management (US) Corporation

122 East 42nd Street

New York, New York 10168

212-661-0061

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

617-951-7000

Independent Trustees’ Counsel

Dechert LLP

200 Clarendon Street

27th Floor

Boston, Massachusetts 02116

617-728-7100

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and

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procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum, President and
Chief Executive Officer
(Principal Executive Officer)

Date: July 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum, President and
Chief Executive Officer
(Principal Executive Officer)

Date: July 5, 2013

By	/s/ Chris Tsutsui
Chris Tsutsui, Treasurer
(Principal Financial and Accounting Officer)

Date: July 5, 2013

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